UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21587

                            OLD MUTUAL ADVISOR FUNDS
               (Exact name of registrant as specified in charter)
                                    --------


                       4643 South Ulster Street, Suite 600
                                Denver, CO 80237
               (Address of principal executive offices) (Zip code)

                                David J. Bullock
                       4643 South Ulster Street, Suite 600
                                Denver, CO 80237
                     (Name and address of agent for service)

                                   Copies to:
     CARL FRISCHLING, ESQ.           and to      ROBERT E. PUTNEY, III, ESQ.
Kramer Levin Naftalis & Frankel LLP                Old Mutual Capital Inc.
           919 Third Avenue                  4643 South Ulster Street, Suite 600
      New York, New York 10022                        Denver, CO 80237
           (212) 715-9100                              (888) 744-5050

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (303) 770-1733

                     DATE OF FISCAL YEAR END: JULY 31, 2005

                    DATE OF REPORTING PERIOD: APRIL 30, 2005

ITEM 1.   SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS

OM Asset Allocation Conservative Portfolio
April 30, 2005 (unaudited)

            Description                Shares         Value (000)

COMMON STOCK -- 23.6%
    BASIC MATERIALS -- 0.8%
      AGRICULTURAL CHEMICALS -- 0.2%
      Agrium                                 850  $        15
      Potash Corporation of
         Saskatchewan                         40            3
                                                  ------------
                                                           18
      CHEMICALS-DIVERSIFIED -- 0.3%
      Dow Chemical                           389           18
      Lyondell Chemical                      549           14
      Nova Chemicals Corporation             350           11
                                                  ------------
                                                           43
      CHEMICALS-PLASTICS -- 0.0%
      Spartech                               185            4
                                                  ------------
      CHEMICALS-SPECIALTY -- 0.0%
      Eastman Chemical                        45            2
                                                  ------------
      COAL -- 0.0%
      Peabody Energy                          80            3
                                                  ------------
      INDUSTRIAL GASES -- 0.0%
      Air Products & Chemicals                45            3
                                                  ------------
      METAL-COPPER -- 0.1%
      Phelps Dodge                           150           13
                                                  ------------
      PAPER & RELATED PRODUCTS -- 0.1%
      International Paper                    198            7
      Temple-Inland                           90            3
                                                  ------------
                                                           10
      STEEL-PRODUCERS -- 0.1%
      Nucor                                  250           13
                                                  ------------
    Total Basic Materials (Cost $ 116)                    109
                                                  ------------
    CONSUMER CYCLICAL -- 2.9%
      APPAREL MANUFACTURERS -- 0.1%
      Coach*                                 190            5
      Polo Ralph Lauren                      120            4
                                                  ------------
                                                            9
      ATHLETIC FOOTWEAR -- 0.0%
      Nike, Cl B                              70            5
                                                  ------------
      AUDIO/VIDEO PRODUCTS -- 0.0%
      Harman International
      Industries                              30            2
                                                  ------------
      AUTO-MEDIUM & HEAVY DUTY TRUCKS-- 0.0%
      Paccar                                  23            2
                                                  ------------
      AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL-- 0.1%
      BorgWarner                             100            5
      Johnson Controls                       188           10
                                                  ------------
                                                           15
      BROADCAST SERVICES/PROGRAMMING-- 0.0%
      Citadel Broadcasting*                  270            3
                                                  ------------

           Description                 Shares         Value (000)

COMMON STOCK -- CONTINUED
      BUILDING-RESIDENTIAL/COMMERCIAL -- 0.2%
      DR Horton                              537  $        16
      Lennar, Cl A                            80            4
      Pulte Homes                             80            6
                                                  ------------
                                                           26
      CABLE TV -- 0.0%
      EchoStar Communications, Cl
      A*                                     210            6
                                                  ------------
      CASINO SERVICES -- 0.2%
      Harrah's Entertainment                 200           13
      International Game
      Technology                             230            6
      MGM Mirage*                             30            2
                                                  ------------
                                                           21
      CRUISE LINES -- 0.2%
      Carnival                               562           28
      Royal Caribbean Cruises                 81            3
                                                  ------------
                                                           31
      DISTRIBUTION/WHOLESALE -- 0.0%
      CDW                                     45            3
                                                  ------------
      ENTERTAINMENT SOFTWARE -- 0.2%
      Activision*                          1,089           16
      Electronic Arts*                        80            4
                                                  ------------
                                                           20
      GOLF -- 0.0%
      Callaway Golf                          180            2
                                                  ------------
      HOTELS & MOTELS -- 0.1%
      Fairmont Hotels & Resorts               45            2
      Marriott International, Cl A            80            5
      Starwood Hotels & Resorts
                Worldwide                     60            3
                                                  ------------
                                                            10
      MOTORCYCLE/MOTOR SCOOTER -- 0.0%
      Harley-Davidson                         80            4
                                                  ------------
      MULTIMEDIA -- 0.3%
      EW Scripps, Cl A                       170            9
      Time Warner*                           160            3
      Walt Disney                            930           24
                                                  ------------
                                                           36
      PUBLISHING-NEWSPAPERS -- 0.1%
      Gannett                                136           10
      New York Times, Cl A                   100            3
      Tribune                                 90            4
                                                  ------------
                                                           17
      PUBLISHING-PERIODICALS -- 0.0%
      Reader's Digest Association            130            2
                                                  ------------
      RADIO -- 0.0%
      Radio One, Cl A*                       100            1
      Westwood One*                          130            3
                                                  ------------
                                                            4
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

OM Asset Allocation Conservative Portfolio
April 30, 2005 (unaudited)

           Description                 Shares         Value (000)

COMMON STOCK -- CONTINUED
      RETAIL-APPAREL/SHOE -- 0.1%
      Ross Stores                            140  $         4
      Urban Outfitters*                       60            2
                                                  ------------
                                                            6
      RETAIL-ARTS & CRAFTS -- 0.1%
      Michaels Stores                        350           12
                                                  ------------
      RETAIL-BEDDING -- 0.0%
      Bed Bath & Beyond*                      70            3
                                                  ------------
      RETAIL-BUILDING PRODUCTS -- 0.2%
      Home Depot                             192            7
      Lowe's                                 250           13
                                                  ------------
                                                           20
      RETAIL-DISCOUNT -- 0.4%
      Costco Wholesale                        25            1
      Dollar General                         437            9
      Family Dollar Stores                   230            6
      Target                                  80            4
      Wal-Mart Stores                        612           29
                                                  ------------
                                                           49
      RETAIL-DRUG STORE -- 0.1%
      CVS                                    130            7
      Walgreen                               100            4
                                                  ------------
                                                           11
      RETAIL-JEWELRY -- 0.0%
      Tiffany                                100            3
                                                  ------------
      RETAIL-OFFICE SUPPLIES -- 0.1%
      OfficeMax                              165            5
      Staples                                290            6
                                                  ------------
                                                           11
      RETAIL-PET FOOD & SUPPLIES -- 0.0%
      Petco Animal Supplies*                 140            4
                                                  ------------
      RETAIL-REGIONAL DEPARTMENT STORE-- 0.2%
      Kohl's*                                120            5
      Neiman-Marcus Group, Cl A              150           15
                                                  ------------
                                                           20
      RETAIL-RESTAURANTS -- 0.1%
      Starbucks*                              50            3
      Wendy's International                  353           15
                                                  ------------
                                                           18
      TELEVISION-- 0.0%
      Univision Communications,
            Cl A*                            145            4
                                                  ------------
      TOYS -- 0.1%
      Mattel                                 838           15
                                                  ------------
    Total Consumer Cyclical (Cost $ 397)                  394
                                                  ------------
    CONSUMER NON-CYCLICAL -- 1.6%
      AGRICULTURAL OPERATIONS -- 0.1%
      Monsanto                               100            6

           Description                 Shares         Value (000)

COMMON STOCK -- CONTINUED
      AGRICULTURAL OPERATIONS -- CONTINUED
      Tejon Ranch*                           100  $         4
                                                  ------------
                                                           10
      BEVERAGES-NON-ALCOHOLIC -- 0.0%
      Pepsi Bottling Group                    79            2
      PepsiCo                                 80            5
                                                  ------------
                                                            7
      BREWERY -- 0.1%
      Molson Coors Brewing, Cl B             200           12
                                                  ------------
      CONSUMER PRODUCTS-MISCELLANEOUS-- 0.1%
      Fortune Brands                         197           17
      Fossil*                                100            2
                                                  ------------
                                                           19
      COSMETICS & TOILETRIES -- 0.2%
      Avon Products                          143            6
      Estee Lauder, Cl A                      40            2
      Gillette                                46            2
      Procter & Gamble                       203           11
                                                  ------------
                                                           21
      FOOD-DAIRY PRODUCTS -- 0.2%
      Dean Foods*                            717           25
                                                  ------------
      FOOD-FLOUR & GRAIN -- 0.0%
      Archer-Daniels-Midland                 275            5
                                                  ------------
      FOOD-MEAT PRODUCTS -- 0.1%
      Smithfield Foods*                      650           20
                                                  ------------
      FOOD-MISCELLANEOUS/DIVERSIFIED-- 0.1%
      ConAgra Foods                          433           11
      Sara Lee                                76            2
                                                  ------------
                                                           13
      OFFICE SUPPLIES & FORMS -- 0.0%
      Avery Dennison                          80            4
                                                  ------------
      POULTRY -- 0.1%
      Pilgrim's Pride                        350           12
                                                  ------------
      TOBACCO -- 0.6%
      Altria Group                           458           30
      Imperial Tobacco Group ADR             448           26
      UST                                    446           20
                                                  ------------
                                                           76
                                                  ------------
    Total Consumer Non-Cyclical (Cost $ 222)              224
                                                  ------------
    ENERGY -- 2.7%
      COAL -- 0.1%
      Arch Coal                               60            3
      Consol Energy                          350           15
                                                  ------------
                                                           18
      OIL & GAS DRILLING -- 0.3%
      ENSCO International                    130            4
      GlobalSantaFe                           80            3
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

OM Asset Allocation Conservative Portfolio
April 30, 2005 (unaudited)

           Description                 Shares         Value (000)

COMMON STOCK -- CONTINUED
      OIL & GAS DRILLING -- CONTINUED
      Nabors Industries*                      80  $         4
      Precision Drilling*                    250           18
      Pride International*                   100            2
      Rowan*                                 145            4
      Todco, Cl A*                            90            2
      Transocean*                             90            4
                                                  ------------
                                                           41
      OIL COMPANIES-EXPLORATION & PRODUCTION-- 0.4%
      Cimarex Energy*                        350           12
      Encana                                 107            7
      Murphy Oil                             200           18
      Newfield Exploration*                  200           14
      Noble Energy                            10            1
      Pogo Producing                          45            2
      Unocal                                  11            1
                                                  ------------
                                                           55
      OIL COMPANIES-INTEGRATED -- 1.3%
      Amerada Hess                            51            5
      BP ADR                                 429           26
      ChevronTexaco                          479           25
      ConocoPhillips                         497           52
      Exxon Mobil                            210           12
      Marathon Oil                           159            7
      Occidental Petroleum                   649           45
                                                  ------------
                                                          172
      OIL FIELD MACHINERY & EQUIPMENT-- 0.1%
      National Oilwell Varco*                 70            3
      Smith International                     90            5
                                                  ------------
                                                            8
      OIL REFINING & MARKETING -- 0.1%
      Valero Energy                          200           14
                                                  ------------
      OIL-FIELD SERVICES -- 0.1%
      BJ Services                            110            6
      Schlumberger                            60            4
      Tidewater                               60            2
      Weatherford International*              45            2
                                                  ------------
                                                           14
      PIPELINES -- 0.3%
      El Paso                                405            4
      National Fuel Gas                      450           12
      Questar                                350           21
      Williams                               130            2
                                                  ------------
                                                           39
                                                  ------------
    Total Energy (Cost $ 340)                             361
                                                  ------------
    FINANCIAL -- 4.6%
      COMMERCIAL BANKS-EASTERN US -- 0.1%
      Commerce Bancorp/NJ                    315            9
                                                  ------------
      COMMERCIAL BANKS-SOUTHERN US-- 0.1%
      Colonial BancGroup                     800           18
                                                  ------------

           Description                 Shares         Value (000)

COMMON STOCK -- CONTINUED
      COMMERCIAL BANKS-WESTERN US -- 0.0%
      UCBH Holdings                          120  $         2
                                                  ------------
      FINANCE-CONSUMER LOANS -- 0.2%
      SLM                                    627           30
                                                  ------------
      FINANCE-CREDIT CARD -- 0.3%
      Capital One Financial                  120            9
      MBNA                                   929           18
      Providian Financial*                   719           12
                                                  ------------
                                                           39
      FINANCE-INVESTMENT BANKER/BROKER-- 0.5%
      Bear Stearns                           123           11
      Citigroup                              660           31
      Goldman Sachs Group                    130           14
      Lehman Brothers Holdings                86            8
                                                  ------------
                                                           64
      FINANCE-MORTGAGE LOAN/BANKER-- 0.3%
      Countrywide Credit Industry            649           24
      Fannie Mae                             175            9
                                                  ------------
                                                           33
      FINANCIAL GUARANTEE INSURANCE-- 0.1%
      MGIC Investment                        252           15
                                                  ------------
      INSURANCE BROKERS -- 0.1%
      Brown & Brown                          350           15
                                                  ------------
      INVESTMENT MANAGEMENT/ADVISORY SERVICES-- 0.0%
      Federated Investors, Cl B              100            3
                                                  ------------
      LIFE/HEALTH INSURANCE -- 0.4%
      Cigna                                  494           45
      Lincoln National                        10           --
      UnumProvident                          330            6
                                                  ------------
                                                           51
      MULTI-LINE INSURANCE -- 0.5%
      Allmerica Financial*                    90            3
      Allstate                               495           28
      American International Group            40            2
      Assurant                                45            1
      Hartford Financial Services
         Group                               247           18
      XL Capital, Cl A                       301           21
                                                  ------------
                                                           73
      PROPERTY/CASUALTY INSURANCE -- 0.2%
      Fidelity National Financial             90            3
      Safeco                                 350           18
                                                  ------------
                                                           21
      REAL ESTATE MANAGEMENT/SERVICES -- 0.1%
      CB Richard Ellis Group, Cl
      A*                                     265            9
                                                  ------------
      REAL ESTATE OPERATION/DEVELOPMENT-- 0.0%
      St Joe                                  45            3
                                                  ------------
      REINSURANCE -- 0.3%
      Aspen Insurance Holdings                75            2
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

OM Asset Allocation Conservative Portfolio
April 30, 2005 (unaudited)

           Description                 Shares         Value (000)

COMMON STOCK -- CONTINUED
      REINSURANCE -- CONTINUED
      Axis Capital Holdings                  175  $         5
      Odyssey Re Holdings                     80            2
      PartnerRe                              250           14
      Renaissancere Holdings                 350           16
                                                  ------------
                                                           39
      REITS-HOTELS -- 0.0%
      Host Marriott                          230            4
                                                  ------------
      REITS-OFFICE PROPERTY -- 0.2%
      American Financial Realty
      Trust                                  340            5
      Boston Properties                      250           17
                                                  ------------
                                                           22
      REITS-REGIONAL MALLS -- 0.1%
      CBL & Associates Properties            150           12
                                                  ------------
      REITS-WAREHOUSE/INDUSTRIAL -- 0.1%
      Catellus Development                   500           14
                                                  ------------
      S&L/THRIFTS-EASTERN US -- 0.0%
      NewAlliance Bancshares                 280            4
                                                  ------------
      S&L/THRIFTS-WESTERN US -- 0.3%
      Golden West Financial                  111            7
      Washington Federal                     690           15
      Washington Mutual                      553           23
                                                  ------------
                                                           45
      SUPER-REGIONAL BANKS-US -- 0.7%
      Bank of America                      1,134           51
      Wachovia                               362           18
      Wells Fargo                            399           24
                                                  ------------
                                                           93
                                                  ------------
    Total Financial (Cost $ 615)                          618
                                                  ------------
    HEALTH CARE -- 3.9%
      DENTAL SUPPLIES & EQUIPMENT -- 0.1%
      Dentsply International                 250           14
                                                  ------------
      DIAGNOSTIC EQUIPMENT -- 0.1%
      Cytyc*                                 190            4
      Gen-Probe*                              63            3
                                                  ------------
                                                            7
      DISPOSABLE MEDICAL PRODUCTS -- 0.0%
      C.R. Bard                               80            6
                                                  ------------
      HEALTH CARE COST CONTAINMENT-- 0.1%
      McKesson                               467           17
                                                  ------------
      HOSPITAL BEDS/EQUIPMENT -- 0.0%
      Hillenbrand Industries                  45            3
      Kinetic Concepts*                       70            4
                                                  ------------
                                                            7
      MEDICAL INSTRUMENTS -- 0.2%
      Boston Scientific*                     150            4
      Guidant                                114            9

           Description                 Shares         Value (000)

COMMON STOCK -- CONTINUED
      MEDICAL INSTRUMENTS -- CONTINUED
      St. Jude Medical*                      410  $        16
                                                  ------------
                                                           29
      MEDICAL LABS & TESTING SERVICES-- 0.2%
      Covance*                               350           16
      Quest Diagnostics                       50            5
                                                  ------------
                                                           21
      MEDICAL PRODUCTS -- 0.8%
      Baxter International                   564           21
      Becton Dickinson                        80            5
      Biomet                                  80            3
      Cooper                                  80            5
      Henry Schein*                           80            3
      Inamed*                                 60            4
      Johnson & Johnson                      707           48
      Stryker                                 60            3
      Varian Medical Systems*                 50            2
      Zimmer Holdings*                       180           15
                                                  ------------
                                                          109
      MEDICAL-BIOMEDICAL/GENETIC -- 0.2%
      Amgen*                                  60            3
      Charles River Laboratories
         International*                       90            4
      Genentech*                             210           15
      Genzyme*                                60            4
      Protein Design Labs*                   308            6
                                                  ------------
                                                           32
      MEDICAL-DRUGS -- 0.6%
      Abbott Laboratories                     60            3
      Bristol-Myers Squibb                   646           17
      Forest Laboratories*                   106            4
      Pfizer                                 984           26
      Schering-Plough                        864           18
      Wyeth                                  204            9
                                                  ------------
                                                           77
      MEDICAL-GENERIC DRUGS -- 0.2%
      Barr Pharmaceuticals*                   90            5
      Teva Pharmaceutical
            Industries ADR                   660           21
      Watson Pharmaceuticals*                145            4
                                                  ------------
                                                           30
      MEDICAL-HMO -- 0.6%
      Pacificare Health Systems*             340           20
      UnitedHealth Group                     249           24
      WellCare Health Plans*                  45            1
      WellPoint*                             300           38
                                                  ------------
                                                           83
      MEDICAL-HOSPITALS -- 0.2%
      Community Health Systems*              400           15
      Tenet Healthcare*                      115            1
      Triad Hospitals*                       110            6
                                                  ------------
                                                           22
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

OM Asset Allocation Conservative Portfolio
April 30, 2005 (unaudited)

           Description                 Shares         Value (000)

COMMON STOCK -- CONTINUED
      MEDICAL-OUTPATIENT/HOME MEDICAL -- 0.0%
      Lincare Holdings*                       90  $         4
                                                  ------------
      MEDICAL-WHOLESALE DRUG DISTRIBUTORS-- 0.3%
      AmerisourceBergen                      250           15
      Cardinal Health                        362           20
                                                  ------------
                                                           35
      OPTICAL SUPPLIES -- 0.1%
      Alcon                                  140           14
                                                  ------------
      PHARMACY SERVICES -- 0.1%
      Caremark Rx*                           260           10
                                                  ------------
      THERAPEUTICS -- 0.1%
      CV Therapeutics*                       100            2
      Gilead Sciences*                       330           12
      Vicuron Pharmaceuticals*               130            2
                                                  ------------
                                                           16
                                                  ------------
    Total Health Care (Cost $ 501)                        533
                                                  ------------
    INDUSTRIAL -- 1.9%
      AEROSPACE/DEFENSE -- 0.2%
      Boeing                                 159           10
      Lockheed Martin                        148            9
      Rockwell Collins                       180            8
                                                  ------------
                                                           27
      AEROSPACE/DEFENSE-EQUIPMENT -- 0.1%
      Alliant Techsystems*                   210           15
                                                  ------------
      AIRLINES -- 0.1%
      Southwest Airlines                     550            8
                                                  ------------
      BUILDING PRODUCTS-CEMENT/AGGREGATE-- 0.1%
      Lafarge North America                  250           14
                                                  ------------
      CONTAINERS-PAPER/PLASTIC -- 0.1%
      Sealed Air*                            250           12
                                                  ------------
      DIVERSIFIED MANUFACTURING OPERATIONS-- 0.3%
      Brink's                                100            3
      Danaher                                 30            2
      General Electric                       200            7
      Honeywell International                257            9
      Trinity Industries                     130            3
      Tyco International                     532           17
                                                  ------------
                                                           41
      ELECTRIC PRODUCTS-MISCELLANEOUS-- 0.1%
      Emerson Electric                       295           19
                                                  ------------
      ELECTRONIC MEASURING INSTRUMENTS-- 0.1%
      Flir Systems*                          190            5
      Garmin                                  80            3
                                                  ------------
                                                            8
      ENGINES-INTERNAL COMBUSTION -- 0.0%
      Cummins                                 87            6
                                                  ------------

           Description                 Shares         Value (000)

COMMON STOCK -- CONTINUED
      GOLD MINING -- 0.1%
      Goldcorp                             1,000  $        13
                                                  ------------
      HAZARDOUS WASTE DISPOSAL -- 0.0%
      Stericycle*                             60            3
                                                  ------------
      INDUSTRIAL AUTOMATION/ROBOT -- 0.0%
      Rockwell Automation                     70            3
                                                  ------------
      INSTRUMENTS-SCIENTIFIC -- 0.0%
      Applera Corp - Applied
         Biosystems Group                    130            3
                                                  ------------
      MACHINERY-CONSTRUCTION & MINING-- 0.1%
      Terex*                                 350           13
                                                  ------------
      MACHINERY-FARM -- 0.1%
      CNH Global*                            750           13
                                                  ------------
      METAL PROCESSORS & FABRICATORS-- 0.1%
      Precision Castparts                    100            7
                                                  ------------
      POWER CONVERSION/SUPPLY EQUIPMENT-- 0.2%
      American Power Conversion            1,120           27
                                                  ------------
      TOOLS-HAND HELD -- 0.2%
      Black & Decker                          79            7
      Stanley Works                          361           15
                                                  ------------
                                                           22
      TRANSPORT-EQUIPMENT & LEASNG-- 0.0%
      GATX                                    70            2
                                                  ------------
    Total Industrial (Cost $ 254)                         256
                                                  ------------
    SERVICES -- 0.9%
      ADVERTISING AGENCIES -- 0.0%
      Interpublic Group*                     280            4
                                                  ------------
      ADVERTISING SERVICES -- 0.1%
      Getty Images*                           70            5
                                                  ------------
      COMMERCIAL SERVICES -- 0.1%
      Alliance Data Systems*                 150            6
      ChoicePoint*                           100            4
      Quanta Services*                       470            4
                                                  ------------
                                                           14
      COMMERCIAL SERVICES-FINANCE -- 0.0%
      Paychex                                130            4
                                                  ------------
      COMPUTER SERVICES -- 0.3%
      Affiliated Computer
      Services,
            Cl A*                            155            7
      Anteon International*                  120            5
      Cognizant Technology
         Solutions, Cl A*                    490           21
      DST Systems*                            70            3
      Manhattan Associates*                  265            5
                                                  ------------
                                                           41
      CONSULTING SERVICES -- 0.0%
      UnitedGlobalCom, Cl A*                 470            4
                                                  ------------
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

OM Asset Allocation Conservative Portfolio
April 30, 2005 (unaudited)

           Description                 Shares         Value (000)

COMMON STOCK -- CONTINUED
      E-COMMERCE/SERVICES -- 0.1%
      eBay*                                  270  $         9
      Monster Worldwide*                     130            3
                                                  ------------
                                                           12
      RENTAL AUTO/EQUIPMENT -- 0.1%
      Rent-A-Center*                         400           10
                                                  ------------
      SCHOOLS -- 0.1%
      Apollo Group, Cl A*                    160           11
      Education Management*                   60            2
      Strayer Education                       20            2
                                                  ------------
                                                           15
      TELEPHONE-INTEGRATED -- 0.1%
      AT&T                                    34           --
      Verizon Communications                 301           11
                                                  ------------
                                                           11
                                                  ------------
    Total Services (Cost $ 122)                           120
                                                  ------------
    TECHNOLOGY -- 3.0%
      APPLICATIONS SOFTWARE -- 0.2%
      Citrix Systems*                        135            3
      Infosys Technologies ADR               100            6
      Intuit*                                 90            4
      Microsoft                              270            7
      Satyam Computer
            Services ADR                     375            8
      Wipro ADR                               80            1
                                                  ------------
                                                           29
      CELLULAR TELECOMMUNICATIONS -- 0.2%
      Nextel Communications, Cl A*           464           13
      Nextel Partners, Cl A*                 410           10
      NII Holdings*                          131            6
                                                  ------------
                                                           29
      COMPUTER AIDED DESIGN -- 0.1%
      Autodesk                               276            9
                                                  ------------
      COMPUTERS -- 0.2%
      Apple Computer*                        370           14
      Dell*                                  238            8
                                                  ------------
                                                           22
      COMPUTERS-MEMORY DEVICES -- 0.1%
      EMC Corp/Massachusetts*                340            5
      Network Appliance*                     200            5
                                                  ------------
                                                           10
      DATA PROCESSING/MANAGEMENT -- 0.1%
      Certegy                                 10           --
      Dun & Bradstreet*                       45            3
      MoneyGram International                130            3
      NAVTEQ*                                 60            2
      SEI Investments                        100            3
      Veritas Software*                      375            8
                                                  ------------
                                                           19

           Description                 Shares         Value (000)

COMMON STOCK -- CONTINUED
      DECISION SUPPORT SOFTWARE -- 0.0%
      Cognos*                                120  $         4
                                                  ------------
      ELECTRONIC COMPONENTS-MISCELLANEOUS-- 0.1%
      Celestica*                             325            4
      Flextronics International*             240            3
      Jabil Circuit*                         188            5
                                                  ------------
                                                           12
      ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 0.6%
      Broadcom, Cl A*                        300            9
      Fairchild Semiconductor
         International*                       65            1
      Intel                                1,285           30
      International Rectifier*                90            4
      Intersil, Cl A                          90            1
      MEMC Electronic Materials*             850           10
      Nvidia*                                210            5
      QLogic*                                350           12
      Xilinx                                  90            2
                                                  ------------
                                                           74
      ELECTRONIC DESIGN AUTOMATION-- 0.0%
      Cadence Design Systems*                 75            1
                                                  ------------
      ELECTRONIC FORMS -- 0.0%
      Adobe Systems                           80            5
                                                  ------------
      ENTERPRISE SOFTWARE/SERVICES-- 0.3%
      MicroStrategy, Cl A*                    45            2
      Oracle*                              2,126           24
      SAP ADR                                220            9
                                                  ------------
                                                           35
      INTERNET INFRASTRUCTURE EQUIPMENT-- 0.0%
      Avocent*                               245            6
                                                  ------------
      INTERNET SECURITY -- 0.1%
      Symantec*                              530           10
      VeriSign*                              110            3
                                                  ------------
                                                           13
      NETWORKING PRODUCTS -- 0.2%
      Cisco Systems*                       1,384           24
      Juniper Networks*                       80            2
                                                  ------------
                                                           26
      OFFICE AUTOMATION & EQUIPMENT-- 0.1%
      Pitney Bowes                           156            7
                                                  ------------
      SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS-- 0.0%
      Integrated Circuit Systems*             90            1
      Maxim Integrated Products               45            2
      United Microelectronics ADR*           680            2
                                                  ------------
                                                            5
      SEMICONDUCTOR EQUIPMENT -- 0.0%
      Applied Materials*                     140            2
                                                  ------------
      TELECOMMUNICATIONS EQUIPMENT-- 0.1%
      Comverse Technology*                   261            6
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

OM Asset Allocation Conservative Portfolio
April 30, 2005 (unaudited)

           Description                 Shares         Value (000)

COMMON STOCK -- CONTINUED
      TELECOMMUNICATIONS EQUIPMENT-- CONTINUED
      Plantronics                             35  $         1
                                                  ------------
                                                            7
      TELECOMMUNICATION SERVICES -- 0.2%
      Amdocs*                                965           26
                                                  ------------
      WEB HOSTING/DESIGN -- 0.0%
      Macromedia*                            158            6
                                                  ------------
      WEB PORTALS/ISP -- 0.2%
      Google, Cl A*                           60           13
      Yahoo!*                                510           18
                                                  ------------
                                                           31
      WIRELESS EQUIPMENT -- 0.2%
      Motorola                                37           --
      Nokia Oyj ADR                        1,288           21
      Qualcomm                               320           11
                                                  ------------
                                                           32
                                                  ------------
    Total Technology (Cost $ 419)                         410
                                                  ------------
    TRANSPORTATION -- 0.6%
      TRANSPORT-AIR FREIGHT -- 0.0%
      EGL*                                   175            3
                                                  ------------
      TRANSPORT-MARINE -- 0.1%
      Overseas Shipholding Group             250           14
                                                  ------------
      TRANSPORT-SERVICES -- 0.1%
      Ryder System                           149            6
      United Parcel
         Service/Georgia, Cl B                47            3
                                                  ------------
                                                            9
      TRANSPORT-TRUCK -- 0.1%
      CNF                                     90            4
      JB Hunt Transport Services             430           17
                                                  ------------
                                                           21
      TRANSPORTATION-RAIL -- 0.3%
      Burlington Northern Santa Fe           364           18
      Canadian Pacific Railway               400           14
      CSX                                     13           --
      Norfolk Southern                        70            2
                                                  ------------
                                                           34
                                                  ------------
    Total Transportation (Cost $ 82)                       81
                                                  ------------
    UTILITIES -- 0.7%
      ELECTRIC-INTEGRATED -- 0.6%
      Alliant Energy                          80            2
      CMS Energy*                            360            5
      Duke Energy                            617           18
      Entergy                                363           26
      Exelon                                  17            1
      OGE Energy                             650           18
      Public Service Enterprise
      Group                                   45            3

                                    Shares/ Face
           Description              Amount (000)      Value (000)

COMMON STOCK -- CONTINUED
      ELECTRIC-INTEGRATED -- CONTINUED
      TXU                                     86  $         7
                                                  ------------
                                                           80
      POWER CONVERSION/SUPPLY EQUIPMENT-- 0.1%
      American Electric Power                400           14
                                                  ------------
    Total Utilities (Cost $ 84)                            94
                                                  ------------
Total Common Stock
  (Cost $3,152)                                         3,200
                                                  ------------

CORPORATE BONDS -- 16.1%
    Advanta Capital Trust, Ser B
      8.990%, 12/17/26            $ 15              15
    Allegheny Energy Supply 144A
      8.250%, 04/15/12              18              19
    Alltel
      4.656%, 05/17/07              55              55
    Alrosa Finance 144A
      8.875%, 11/17/14              15              16
    America Movil
      6.375%, 03/01/35              35              33
    American General Finance,
       Ser G MTN
      5.375%, 09/01/09              25              26
    Ames True Temper 144A
      7.141%, 01/15/12              15              15
    Amgen 144A
      4.000%, 11/18/09              20              20
    Assurant
      5.625%, 02/15/14              20              21
    AT&T Wireless Services
      8.750%, 03/01/31              20              27
       8.125%, 05/01/12             20              24
    Bank One
      5.900%, 11/15/11              30              32
    Baxter International
      5.250%, 05/01/07              30              30
    BCPLU Crystal US Holdings 144A
      9.625%, 06/15/14              13              14
    Bombardier 144A
      6.300%, 05/01/14              35              30
    BP Amoco
      8.500%, 04/01/12              30              37
    Broder Brothers
      11.250%, 10/15/10             20              21
    Capital One Financial
      4.800%, 02/21/12              30              30
    Carnival
      3.750%, 11/15/07              35              35
    Caterpillar Financial Services
      4.350%, 03/04/09              60              60
    Chesapeake Energy Corporation
      6.875%, 01/15/16              15              15
    City Telecom 144A
      8.750%, 02/01/15              15              15
    Comcast
      7.625%, 02/15/08              20              22
       5.500%, 03/15/11             10             10
    ConAgra Foods
      7.125%, 10/01/26              15              18
    Consolidated Natural Gas
      6.875%, 10/15/26              15              17
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

OM Asset Allocation Conservative Portfolio
April 30, 2005 (unaudited)

                                        Face
           Description              Amount (000)      Value (000)

CORPORATE BONDS -- CONTINUED
    Countrywide Home Loan MTN
      3.250%, 05/21/08            $ 40             $39
    DaimlerChrysler
      4.750%, 01/15/08              10              10
    Dynegy Holdings 144A
      10.125%, 07/15/13             30              31
    Echostar 144A
      6.625%, 10/01/14              18              17
    Fidelity National Financial
      7.300%, 08/15/11              25              27
    Ford Motor Credit
      6.500%, 01/25/07              15              15
    FPL Group Capital
      4.086%, 02/16/07              10              10
    General Electric Capital,
       Ser A MTN
      6.875%, 11/15/10              35              39
    General Motors Acceptance
      6.125%, 08/28/07              15              15
    General Nutrition Center 144A
      8.625%, 01/15/11              35              31
    Hewlett-Packard
      5.750%, 12/15/06              20              21
    HLI Operating Co
      10.500%, 06/15/10             25              23
    HSBC Finance
      4.750%, 04/15/10              45              45
    Intelsat Bermuda 144A (B)
      7.805%, 01/15/12              28              28
    J.C. Penny
      8.125%, 04/01/27              30              30
    John Deere Capital, Ser D MTN
      4.125%, 01/15/10              35              35
    Kinder Morgan
      6.500%, 09/01/12              35              38
    Leslie's Poolmart 144A
      7.750%, 02/01/13              20              20
    Marathon Oil
      5.375%, 06/01/07              15              15
    Merrill Lynch, Ser C MTN
      4.250%, 02/08/10              50              49
    MGM Mirage
      5.875%, 02/27/14              35              33
    Midamerican Energy Holdings
      5.875%, 10/01/12 144A         25              26
      3.500%, 05/15/08              25             24
    Motorola
      4.608%, 11/16/07              60              60
    Neenah Paper 144A
      7.375%, 11/15/14              38              36
    PNC Funding
      4.200%, 03/10/08              45              45
    Prudential Financial MTN
      3.750%, 05/01/08              10              10
    Prudential Financial, Ser B      0              0
      MTN
      5.100%, 09/20/14              20              20
    PSE&G Power
      6.950%, 06/01/12              15              17
    Quality Distributors/QD Cap
      9.000%, 11/15/10              30              29
    Qwest 144A
      9.125%, 03/15/12              18              19
    Reed Elsevier Capital
      6.125%, 08/01/06              60              61

                                        Face
           Description              Amount (000)      Value (000)

CORPORATE BONDS -- CONTINUED
    Rogers Cable
      6.750%, 03/15/15            $ 20             $19
    Rogers Wireless
      8.000%, 12/15/12              20              20
    Schering-Plough
      6.750%, 12/01/33              20              23
    SLM MTN, Ser A
      3.950%, 08/15/08              35              34
    Solo Cup
      8.500%, 02/15/14              36              35
    Southern Co Capital Funding,
       Ser A
      5.300%, 02/01/07              15              15
    Sprint Capital
      6.000%, 01/15/07              20              21
    Stater Brothers Holdings
      8.125%, 06/15/12              35              33
    STATS ChipPAC 144A
      6.750%, 11/15/11              20              19
    TFM 144A
      9.375%, 05/01/12              25              25
    Tiers Principal PXT
      8.850%, 02/15/27              25              33
    Time Warner
      7.625%, 04/15/31              30              37
    Toys R Us
      7.875%, 04/15/13              30              26
    Universal City Florida
       Holdings 144A
      7.493%, 05/01/10              20              21
    Univision Communications
      3.875%, 10/15/08              30              29
    Uno Restaurant 144A
      10.000%, 02/15/11             25              25
    Verizon Communications
      6.360%, 04/15/06              20              20
    Verizon Wireless Capital
      5.375%, 12/15/06              35              36
    Washington Mutual Financial
      6.875%, 05/15/11              35              39
    Wellpoint 144A
      5.000%, 12/15/14              20              20
       3.750%, 12/14/07             20             20
    Weyerhaeuser
      5.950%, 11/01/08              20              21
    Wyeth
      5.500%, 02/01/14              15              16
    Xcel Energy
      7.000%, 12/01/10              20              22
                                           ------------
Total Corporate Bonds
  (Cost $2,206)                                  2,183
                                           ------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS-- 15.7%
    Federal Home Loan Mortgage
      Corporation
       6.000%, 08/01/29             34              35
       6.000%, 03/01/33            138             142
       6.000%, 10/01/34            122             125
       5.500%, 09/01/17             34              35
       5.500%, 09/01/19             49              50
       5.500%, 10/01/34             99             101
       5.500%, 01/01/35            192             195
       5.500%, 02/01/35            206             208
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

OM Asset Allocation Conservative Portfolio
April 30, 2005 (unaudited)

                                        Face
                                       Amount
           Description              (000)/Shares      Value (000)

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS-- CONTINUED
       5.500%, 03/01/35           $ 75           $  75
       5.000%, 07/01/19            153             154
    Federal National Mortgage
      Association
       6.500%, 03/01/35            203             211
       6.000%, 12/01/34            169             174
       6.000%, 12/01/34            111             114
       5.500%, 03/01/20             98             101
       5.500%, 10/01/34             27              27
       5.000%, 10/01/19             49              49
       5.000%, 11/01/33             83              82
       5.000%, 03/01/34            128             127
    Government National Mortgage
      Association
       6.000%, 12/15/34             23              24
       5.500%, 01/20/35             99             100
                                           ------------
Total U.S. Government Agency Mortgage-Backed
  Obligations
  (Cost $2,135)                                  2,129
                                           ------------

U.S. TREASURY OBLIGATIONS -- 11.5%
    U.S. Treasury Bond
      7.500%, 11/15/16             100             128
      5.375%, 02/15/31             165             186
    U.S. Treasury Note
      5.750%, 08/15/10             230             250
      4.625%, 05/15/06             265             268
      4.250%, 08/15/14             165             166
      4.000%, 02/15/15             175             172
      3.375%, 09/15/09             395             388
                                           ------------
Total U.S. Treasury Obligations
  (Cost $1,545)                                  1,558
                                           ------------


FOREIGN COMMON STOCK -- 6.7%
    AUSTRALIA -- 0.7%
      Australia & New Zealand
      Banking Group              1,000              17
      BHP Billiton                 100               1
      BlueScope Steel            1,400               8
      Commonwealth Bank of
         Australia                 150               4
      Insurance Australia Group  3,800              18
      QBE Insurance Group          650               8
      Rinker Group                 500               5
      Suncorp-Metway             1,000              15
      Telstra                    1,700               7
      Woolworths                   200               2
      Zinifex Limited*           2,200               5
                                           ------------
    Total Australia                                 90
                                           ------------
    AUSTRIA -- 0.1%
      Andritz                      100               8
      Telekom Austria              200               4
                                           ------------
    Total Austria                                   12
                                           ------------
    BELGIUM -- 0.1%
      Dexia                        625              14

           Description                 Shares         Value (000)

FOREIGN COMMON STOCK -- CONTINUED
    BELGIUM -- CONTINUED
      Fortis Group*                200     $         6
                                           ------------
    Total Belgium                                   20
                                           ------------
    CANADA -- 0.3%
      Canadian Natural Resource    100               5
      Dofasco                       35               1
      Encana                       100               6
      Gerdau Ameristeel            300               2
      IPSCO                         90               4
      Metro                        100               2
      Nova Chemicals*              100               3
      Penn West Petroleum*         100               7
      PetroKazakhstan, Cl A        100               3
      Telesystem International
         Wireless*                 300               5
                                           ------------
    Total Canada                                    38
                                           ------------
    DENMARK -- 0.1%
      Auriga Industries, Cl B      200               4
      Jyske Bank*                  400              16
                                           ------------
    Total Denmark                                   20
                                           ------------
    FINLAND -- 0.1%
      Nokia                        550               9
      Rautaruukki*                 400               5
                                           ------------
    Total Finland                                   14
                                           ------------
    FRANCE -- 0.3%
      BNP Paribas                  200              13
      France Telecom*              100               3
      Societe Generale*             90               9
      Total*                        44              10
      Ubisoft Entertainment*        50               2
                                           ------------
    Total France                                    37
                                           ------------
    GERMANY -- 0.5%
      Allianz*                      45               5
      BASF*                        104               7
      Continental*                 147              11
      E.ON*                        276              23
      Freenet.de*                   54               1
      Mobilcom*                    282               6
      Muenchener
         Rueckversicherungs*        85               9
      Schering*                    158              11
                                           ------------
    Total Germany                                   73
                                           ------------
    GREECE-- 0.0% +
      Intracom*                    200               1
                                           ------------
    ITALY -- 0.1%
      Banca Intesa*              2,500              12
                                           ------------
    JAPAN-- 1.6% +
      Bosch Auto Systems         1,015               5
      Canon                        300              16
      Denso                        200               5
      Fujitsu Frontech             200               2
      Honda Motor                  100               5
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

OM Asset Allocation Conservative Portfolio
April 30, 2005 (unaudited)

           Description            Shares         Value (000)

FOREIGN COMMON STOCK-- CONTINUED
    JAPAN-- CONTINUED +
      Kawasaki Kisen Kaisha                2,600  $        17
      Komatsu                              2,000           14
      Mitsubishi                             500            7
      Mitsui OSK Lines                     3,800           24
      Nippon Steel                         4,700           12
      Nippon Yusen KK                      5,000           30
      Nissan Motor                           600            6
      Ricoh Leasing Co Ltd                   100            3
      Santen Pharmaceutical                  250            6
      Seiko Epson                            200            7
      Sumisho Auto Leasing                   400           17
      Tokyo Steel Manufacturing              100            2
      Toyota Tsusho                        1,000           17
      Yamaha Motor                         1,000           18
                                                  ------------
    Total Japan                                           213
                                                  ------------
    NETHERLANDS -- 0.3%
      Boskalis Westminster*                  100            4
      ING Groep                              480           13
      Royal Dutch Petroleum                  200           12
      Royal KPN*                             300            2
      TNT                                    300            8
                                                  ------------
    Total Netherlands                                      39
                                                  ------------
    NEW ZEALAND -- 0.2%
      Fletcher Building                    2,859           13
      Telecom Corp of New Zealand          3,140           14
                                                  ------------
    Total New Zealand                                      27
                                                  ------------
    NORWAY -- 0.1%
      Statoil ASA*                           900           16
                                                  ------------
    PORTUGAL -- 0.0%
      Banco Comercial Portugues*           2,000            5
                                                  ------------
    SINGAPORE -- 0.2%
      Singapore Airlines*                  3,000           20
                                                  ------------
    SPAIN -- 0.2%
      Banco Bilbao Vizcaya
      Argentaria*                            950           15
      Gestevision Telecinco                  500           11
      Telefonica                             300            5
                                                  ------------
    Total Spain                                            31
                                                  ------------
    SWEDEN -- 0.1%
      TeliaSonera                          2,400           12
                                                  ------------
    SWITZERLAND -- 0.5%
      Credit Suisse Group*                   640           27
      Syngenta*                               50            5
      UBS*                                    60            5
      Xstrata*                               800           14
      Zurich Financial Services               80           13
                                                  ------------
    Total Switzerland                                      64
                                                  ------------
    UNITED KINGDOM -- 1.2%
      Alliance Unichem                       640           10
      Antofagasta                            200            4

                                    Shares/Face
           Description              Amount (000)      Value (000)

FOREIGN COMMON STOCK -- CONTINUED
    UNITED KINGDOM -- CONTINUED
      AstraZeneca                            400  $        17
      British American Tobacco               100            2
      Corus Group*                         8,300            7
      HBOS                                 1,330           20
      HSBC Holdings                          600           10
      International Power                  2,100            7
      Lloyds TSB Group                       200            2
      Next                                   153            4
      Rio Tinto                              200            6
      Royal Bank of Scotland Group           815           24
      SABMiller                              660           10
      Shell Transport & Trading            3,300           30
      Shire Pharmaceuticals Group*           400            4
      Tesco                                1,600            9
      Vodafone Group                         600            2
                                                  ------------
    Total United Kingdom                                  168
                                                  ------------
Total Foreign Common Stock
  (Cost $901)                                             912
                                                  ------------

FOREIGN BONDS -- 4.8%
    Government of Netherlands EUR
      4.250%, 07/15/13                       466          643
                                                  ------------
Total Foreign Bonds
  (Cost $630)                                             643
                                                  ------------

ASSET-BACKED SECURITIES -- 1.9%
      HOME EQUITY LOANS -- 1.9%
    Citigroup Commercial
      Mortgage, Ser 2004-C2, Cl A3
      4.380%, 10/15/41                      $ 25           25
    GE Capital Commercial
      Mortgage, Ser 2004-C3, Cl
      A3(B)
      4.865%, 07/10/39                        35           35
    JP Morgan Chase CMO, Series:
      2005-lDP1  Class: A2
      4.625%, 03/15/46                        75           75
    JP Morgan Chase Commercial
      Mortgage, Ser 2004-CBX, Cl
      A4
      4.529%, 01/12/37                        55           55
    Residential Asset Mortgage
      Program, Ser 2004-RS12,
       Cl AI2
      3.767%, 02/25/27                        25           25
    Wachovia Bank Commercial
      Mortgage Trust, 2003-c5 A2
      3.989%, 06/15/35                        35           33
                                                  ------------
                                                          248
                                                  ------------
Total Asset-Backed Securities
  (Cost $250)                                             248
                                                  ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS-- 0.4%
    Federal Home Loan Mortgage
      Corporation
      5.875%, 03/21/11                        25           27
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

OM Asset Allocation Conservative Portfolio
April 30, 2005 (unaudited)
                                    Shares/Face
           Description              Amount (000)      Value (000)

U.S. GOVERNMENT AGENCY OBLIGATIONS-- CONTINUED
    Federal National Mortgage
      Association
      5.125%, 01/02/14                   $    30  $        30
                                                  ------------
Total U.S. Government Agency Obligations
  (Cost $58)                                               57
                                                  ------------

INVESTMENT COMPANY -- 0.1%
      SPDR Trust Series 1*                   150           17
                                                  ------------
Total Investment Company
  (Cost $18)                                               17
                                                  ------------

FOREIGN PREFERRED STOCK -- 0.0%
    GERMANY -- 0.0%
      Porsche                                  4            3
                                                  ------------
Total Foreign Preferred Stock
  (Cost $3)                                                 3
                                                  ------------


REPURCHASE AGREEMENT -- 16.0%
  Deutsche Bank 2.94%, dated
    04/29/05, to be repurchased
    on 05/02/05, repurchase price
    $2,176,072 (collateralized by
    a U.S. Government obligation,
    par value $2,237,000, 0.00%,
    08/04/05; total market value
    $2,219,976)(A)                       $ 2,176        2,176
                                                  ------------
Total Repurchase Agreement
  (Cost $2,176)                                         2,176
                                                  ------------

Total Investments (96.8%) ++
  (Cost $13,074)                                       13,126
                                                  ------------

Other Assets and Liabilities, Net (3.2%)                  440
                                                  ------------

Net Assets (100.0%)                               $    13,566
                                                  ============

Cost figures are shown with "000's" omitted.
* Non-income producing security.
(A) Tri-party repurchase agreement
(B)Variable rate security -- the rate reported is the rate as of April 30, 2005.
144A -- Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On April 30, 2005, the value of these securities amounted to approximately $466,000, representing 3.4% of net assets of the Portfolio.
ADR-- American Depositary Receipt
Cl-- Class
CMO-- Collateralized Mortgage Obligation
EUR - Euro
Ltd.-- Limited
MTN-- Medium Term Note
REITs--Real Estate Investment Trusts
Ser-- Series
SPDR -- Standard & Poor's 500 Composite Index Depository Receipt
+ Securities are fair valued by the Board of Trustees as of April 30, 2005 (see the Portfolio's most recent semi-annual financial statements for more information on the policy regarding valuation of investments).
++ At April 30, 2005, the tax basis cost of the Portfolio's investments was $13,074,446 and the unrealized appreciation and depreciation were $215,180 and $162,984, respectively.
For information on the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual financial statements.

SCHEDULE OF INVESTMENTS

OM Asset Allocation Balanced Portfolio
April 30, 2005 (unaudited)

           DESCRIPTION                 SHARES      VALUE (000)

COMMON STOCK -- 47.1%
    BASIC MATERIALS -- 1.9%
      AGRICULTURAL CHEMICALS -- 0.2%
      Agrium                               2,700  $        48
      Potash Corporation of
         Saskatchewan                        150           13
                                                  ------------
                                                           61
      BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS-- 0.0%
      USG*                                   200            8
                                                  ------------
      CHEMICALS-DIVERSIFIED -- 0.6%
      Dow Chemical                         1,669           77
      Lyondell Chemical                    2,486           62
      Nova Chemicals Corporation           1,050           34
      Olin                                 2,675           48
                                                  ------------
                                                          221
      CHEMICALS-PLASTICS -- 0.2%
      Spartech                             3,270           64
                                                  ------------
      CHEMICALS-SPECIALTY -- 0.0%
      Eastman Chemical                       115            6
                                                  ------------
      COAL -- 0.0%
      Peabody Energy                         280           12
                                                  ------------
      CONTAINERS-METAL/GLASS -- 0.0%
      Crown Holdings*                        650           10
                                                  ------------
      DIVERSIFIED MINERALS -- 0.1%
      Cia Vale do Rio Doce ADR               600           16
                                                  ------------
      INDUSTRIAL GASES -- 0.1%
      Air Products & Chemicals               105            6
      Airgas                                 500           11
                                                  ------------
                                                           17
      METAL-COPPER -- 0.1%
      Phelps Dodge                           460           39
                                                  ------------
      PAPER & RELATED PRODUCTS -- 0.2%
      International Paper                    997           34
      Neenah Paper*                        1,185           36
      Schweitzer-Mauduit
         International                       250            7
      Temple-Inland                          135            5
                                                  ------------
                                                           82
      PETROCHEMICALS -- 0.1%
      Reliance Industries GDR 144A         1,500           37
                                                  ------------
      STEEL-PRODUCERS -- 0.3%
      China Steel GDR                      1,300           27
      Nucor                                  850           44
      POSCO ADR                              600           27
      Schnitzer Steel Industries,
      Cl A                                   250            6
      Tenaris ADR                            400           23
                                                  ------------
                                                          127
                                                  ------------
    Total Basic Materials (Cost $ 745)                    700
                                                  ------------

           DESCRIPTION                 SHARES      VALUE (000)

COMMON STOCK -- CONTINUED
    CONSUMER CYCLICAL -- 6.5%
      APPAREL MANUFACTURERS -- 0.2%
      Carter's*                              585  $        22
      Coach*                                 750           20
      Polo Ralph Lauren                      400           14
                                                  ------------
                                                           56
      ATHLETIC FOOTWEAR -- 0.1%
      Nike, Cl B                             280           22
                                                  ------------
      AUDIO/VIDEO PRODUCTS -- 0.1%
      Harman International
      Industries                             120           10
      Tivo*                                2,715           15
                                                  ------------
                                                           25
      AUTO-CARS/LIGHT TRUCKS -- 0.1%
      Tata Motors ADR                      4,900           47
                                                  ------------
      AUTO-MEDIUM & HEAVY DUTY TRUCKS-- 0.0%
      Paccar                                 149           10
                                                  ------------
      AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL-- 0.1%
      BorgWarner                             340           16
      Johnson Controls                       335           18
                                                  ------------
                                                           34
      BROADCAST SERVICES/PROGRAMMING-- 0.1%
      Citadel Broadcasting*                  800           10
      Nexstar Broadcasting Group,
            Cl A*                          4,135           24
                                                  ------------
                                                           34
      BUILDING-RESIDENTIAL/COMMERCIAL-- 0.2%
      DR Horton                            1,521           46
      Lennar, Cl A                           145            8
      Pulte Homes                            250           18
                                                  ------------
                                                           72
      CABLE TV-- 0.4%
      EchoStar Communications,
            Cl A*                            690           20
      Insight Communications, Cl
      A*                                   2,515           28
      Mediacom Communications,
            Cl A*                         15,165           84
                                                  ------------
                                                          132
      CASINO SERVICES -- 0.2%
      Harrah's Entertainment                 600           40
      International Game
      Technology                             820           22
      MGM Mirage*                            100            7
      Scientific Games, Cl A*                750           16
                                                  ------------
                                                           85
      CRUISE LINES -- 0.3%
      Carnival                             2,293          112
      Royal Caribbean Cruises                290           12
                                                  ------------
                                                          124
      DISTRIBUTION/WHOLESALE -- 0.0%
      CDW                                    115            6

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

OM Asset Allocation Balanced Portfolio
April 30, 2005 (unaudited)

           DESCRIPTION                 SHARES      VALUE (000)

COMMON STOCK -- CONTINUED
      DISTRIBUTION/WHOLESALE -- CONTINUED
      Nuco2*                                 200  $         5
                                                  ------------
                                                           11
      ENTERTAINMENT SOFTWARE -- 0.2%
      Activision*                          3,246           47
      Electronic Arts*                       320           17
      THQ*                                   400           10
                                                  ------------
                                                           74
      FOOD-RETAIL -- 0.1%
      Cia Brasileira de
         Distribuicao Grupo Pao
         de Acucar ADR*                    1,100           22
                                                  ------------
      GAMBLING (NON-HOTEL) -- 0.0%
      Isle of Capri Casinos*                 300            7
                                                  ------------
      GOLF -- 0.0%
      Callaway Golf                          425            5
                                                  ------------
      HOTELS & MOTELS -- 0.3%
      Fairmont Hotels & Resorts              105            3
      Jameson Inns*                       17,210           26
      Lodgian*                             1,985           17
      Marriott International, Cl A           280           18
      Orient Express Hotels, Cl A            118            3
      Starwood Hotels & Resorts
         Worldwide                           761           41
                                                  ------------
                                                          108
      MOTORCYCLE/MOTOR SCOOTER -- 0.0%
      Harley-Davidson                        270           13
                                                  ------------
      MULTIMEDIA-- 0.5%
      Entravision Communications,
            Cl A*                          4,970           39
      EW Scripps, Cl A                       440           23
      Time Warner*                           610           10
      Walt Disney                          3,858          102
                                                  ------------
                                                          174
      PUBLISHING-BOOKS -- 0.2%
      Scholastic*                          1,615           56
                                                  ------------
      PUBLISHING-NEWSPAPERS -- 0.3%
      Gannett                                679           52
      Journal Register*                    2,710           43
      New York Times, Cl A                   250            8
      Tribune                                230            9
                                                  ------------
                                                          112
      PUBLISHING-PERIODICALS -- 0.1%
      Reader's Digest Association          3,295           56
                                                  ------------
      RADIO -- 0.5%
      Cumulus Media, Cl A*                 2,295           30
      Emmis Communications, Cl A*          3,105           48
      Radio One, Cl A*                     2,865           37
      Radio One, Cl D*                       985           13
      Spanish Broadcasting
            System, Cl A*                  4,610           38

           DESCRIPTION                 SHARES      VALUE (000)

COMMON STOCK -- CONTINUED
      RADIO -- CONTINUED
      Westwood One*                          430  $         8
                                                  ------------
                                                          174
      RETAIL-APPAREL/SHOE -- 0.2%
      Charming Shoppes*                    1,300           10
      Childrens Place*                       500           19
      JOS A Bank Clothiers*                  350           11
      Ross Stores                            470           12
      Urban Outfitters*                      200            9
                                                  ------------
                                                           61
      RETAIL-ARTS & CRAFTS -- 0.1%
      Michaels Stores                      1,000           33
                                                  ------------
      RETAIL-BEDDING -- 0.0%
      Bed Bath & Beyond*                     280           10
                                                  ------------
      RETAIL-BUILDING PRODUCTS -- 0.3%
      Home Depot                           1,741           61
      Lowe's                                 860           45
                                                  ------------
                                                          106
      RETAIL-CONVENIENCE STORE -- 0.0%
      7-Eleven*                              600           14
                                                  ------------
      RETAIL-DISCOUNT -- 0.5%
      Costco Wholesale                       115            5
      Dollar General                       2,209           45
      Family Dollar Stores                   680           18
      Target                                 310           14
      Wal-Mart Stores                      2,013           95
                                                  ------------
                                                          177
      RETAIL-DRUG STORE -- 0.1%
      CVS                                    410           21
      Walgreen                               390           17
                                                  ------------
                                                           38
      RETAIL-HYPERMARKETS -- 0.2%
      Walmart de Mexico ADR, Cl V          1,600           59
                                                  ------------
      RETAIL-JEWELRY -- 0.0%
      Tiffany                                270            8
                                                  ------------
      RETAIL-OFFICE SUPPLIES -- 0.1%
      OfficeMax                              555           18
      Staples                              1,135           22
                                                  ------------
                                                           40
      RETAIL-PAWN SHOPS -- 0.0%
      Cash America International             400            6
      Ezcorp, Cl A*                          450            6
                                                  ------------
                                                           12
      RETAIL-PET FOOD & SUPPLIES -- 0.0%
      Petco Animal Supplies*                 460           14
                                                  ------------
      RETAIL-PETROLEUM PRODUCTS -- 0.0%
      World Fuel Services                    650           16
                                                  ------------

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

OM Asset Allocation Balanced Portfolio
April 30, 2005 (unaudited)

           DESCRIPTION                 SHARES      VALUE (000)

COMMON STOCK -- CONTINUED
      RETAIL-REGIONAL DEPARTMENT STORE-- 0.2%
      Kohl's*                                390  $        19
      Neiman-Marcus Group, Cl A              400           39
                                                  ------------
                                                           58
      RETAIL-RESTAURANTS -- 0.3%
      O'Charleys*                            350            7
      Starbucks*                             210           11
      Wendy's International                1,918           82
                                                  ------------
                                                          100
      RETAIL-VIDEO RENTAL -- 0.1%
      Blockbuster, Cl A                    4,385           43
      Movie Gallery                          400           11
                                                  ------------
                                                           54
      TELEVISION-- 0.2%
      Sinclair Broadcast Group,
      Cl A                                 8,500           65
      Univision Communications,
            Cl A*                            325            9
                                                  ------------
                                                           74
      THEATERS -- 0.0%
      Carmike Cinemas                        200            7
                                                  ------------
      TOYS -- 0.2%
      Mattel                               4,212           76
                                                  ------------
    Total Consumer Cyclical (Cost $ 2,481)              2,410
                                                  ------------
    CONSUMER NON-CYCLICAL -- 2.7%
      AGRICULTURAL OPERATIONS -- 0.2%
      Delta & Pine Land                    1,250           32
      Monsanto                               330           19
      Tejon Ranch*                           720           32
                                                  ------------
                                                           83
      BEVERAGES-NON-ALCOHOLIC -- 0.1%
      Coca-Cola                              430           19
      Pepsi Bottling Group                   170            5
      PepsiCo                                290           16
                                                  ------------
                                                           40
      BREWERY -- 0.2%
      Molson Coors Brewing, Cl B             600           37
      Quilmes Industrial ADR*              1,600           38
                                                  ------------
                                                           75
      CONSUMER PRODUCTS-MISCELLANEOUS-- 0.1%
      Clorox                                 779           49
      Fortune Brands                          33            3
      Fossil*                                200            5
                                                  ------------
                                                           57
      COSMETICS & TOILETRIES -- 0.2%
      Avon Products                          393           16
      Estee Lauder, Cl A                     170            7
      Gillette                               180            9
      Procter & Gamble                       761           41
                                                  ------------
                                                           73

           DESCRIPTION                 SHARES      VALUE (000)

COMMON STOCK -- CONTINUED
      FOOD-DAIRY PRODUCTS -- 0.2%
      Dean Foods*                          2,586  $        89
                                                  ------------
      FOOD-FLOUR & GRAIN -- 0.1%
      Archer-Daniels-Midland               1,144           21
                                                  ------------
      FOOD-MEAT PRODUCTS -- 0.2%
      Smithfield Foods*                    2,050           62
                                                  ------------
      FOOD-MISCELLANEOUS/DIVERSIFIED-- 0.2%
      ConAgra Foods                        2,147           57
                                                  ------------
      OFFICE SUPPLIES & FORMS -- 0.0%
      Avery Dennison                         125            6
                                                  ------------
      POULTRY -- 0.1%
      Pilgrim's Pride                      1,050           38
      Sanderson Farms                        350           12
                                                  ------------
                                                           50
      TOBACCO -- 1.1%
      Altria Group                         2,357          153
      Imperial Tobacco Group ADR           2,247          130
      UST                                  2,345          108
                                                  ------------
                                                          391
                                                  ------------
    Total Consumer Non-Cyclical (Cost $ 1,010)          1,004
                                                  ------------
    ENERGY -- 4.8%
      COAL -- 0.1%
      Arch Coal                              130            6
      Consol Energy                        1,050           45
                                                  ------------
                                                           51
      OIL & GAS DRILLING -- 0.4%
      Atwood Oceanics*                       290           17
      ENSCO International                    430           14
      GlobalSantaFe                          135            4
      Nabors Industries*                     250           13
      Precision Drilling*                    750           54
      Pride International*                   270            6
      Rowan*                                 300            8
      Todco, Cl A*                           250            6
      Transocean*                            300           14
                                                  ------------
                                                          136
      OIL COMPANIES-EXPLORATION & PRODUCTION-- 0.8%
      Berry Petroleum, Cl A                  300           14
      Cimarex Energy*                      1,100           39
      Encana                                 540           35
      Houston Exploration*                   200           10
      Magnum Hunter Resources*               700           10
      Meridian Resource*                   3,315           13
      Murphy Oil                             600           53
      Newfield Exploration*                  600           43
      Noble Energy                            20            1
      Penn Virginia                          250           10
      Pogo Producing                         105            5
      PTT Exploration and
            Production ADR                 1,200           21
      Stone Energy*                          515           23
      Unit*                                  250           10

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

OM Asset Allocation Balanced Portfolio
April 30, 2005 (unaudited)

           DESCRIPTION                 SHARES      VALUE (000)

COMMON STOCK -- CONTINUED
      OIL COMPANIES-EXPLORATION & PRODUCTION-- CONTINUED
      Unocal                                  45  $         3
                                                  ------------
                                                          290
      OIL COMPANIES-INTEGRATED -- 2.4%
      Amerada Hess                           151           14
      BP ADR                               2,197          134
      ChevronTexaco                        2,312          120
      China Petroleum &
            Chemical ADR                     700           27
      ConocoPhillips                       2,285          240
      Exxon Mobil                          1,411           81
      LUKOIL ADR                             200           27
      Marathon Oil                           815           38
      Occidental Petroleum                 2,825          195
      Petroleo Brasileiro ADR                600           25
                                                  ------------
                                                          901
      OIL FIELD MACHINERY & EQUIPMENT-- 0.1%
      Maverick Tube*                         300            9
      National Oilwell Varco*                230            9
      Smith International                    290           17
                                                  ------------
                                                           35
      OIL REFINING & MARKETING -- 0.3%
      Frontier Oil                           585           25
      Giant Industries*                      300            8
      Tesoro*                                400           15
      Valero Energy                          600           41
                                                  ------------
                                                           89
      OIL-FIELD SERVICES -- 0.3%
      BJ Services                            370           18
      Cal Dive International*                370           16
      Core Laboratories*                     790           19
      Schlumberger                           240           16
      Tidewater                              160            6
      W-H Energy Services*                 1,025           23
      Weatherford International*             105            5
                                                  ------------
                                                          103
      PIPELINES -- 0.4%
      China Gas Holdings ADR*                400           35
      El Paso                              1,440           14
      National Fuel Gas                    1,450           40
      Questar                              1,050           61
      Williams                               440            8
                                                  ------------
                                                          158
                                                  ------------
    Total Energy (Cost $ 1,738)                         1,763
                                                  ------------
    FINANCIAL -- 10.7%
      COMMERCIAL BANKS NON-US -- 0.2%
      ABSA Group ADR                         600           15
      Bank Hapoalim GDR                    2,000           34
      Bbva Banco Frances Sa ADR            2,600           16
      Kookmin Bank ADR                       600           26
                                                  ------------
                                                           91

           DESCRIPTION                 SHARES      VALUE (000)

COMMON STOCK -- CONTINUED
      COMMERCIAL BANKS-CENTRAL US -- 0.0%
      Texas Regional Bancshares,
            Cl A                             250  $         7
      Wintrust Financial                     200            9
                                                  ------------
                                                           16
      COMMERCIAL BANKS-EASTERN US -- 0.1%
      Commerce Bancorp/NJ                    855           24
      Signature Bank/New York, NY*           710           17
                                                  ------------
                                                           41
      COMMERCIAL BANKS-SOUTHERN US-- 0.2%
      Colonial BancGroup                   2,500           55
      Oriental Financial Group               530            8
                                                  ------------
                                                           63
      COMMERCIAL BANKS-WESTERN US -- 0.1%
      CVB Financial                          450            8
      Hanmi Financial                        550            8
      UCBH Holdings                        1,090           17
                                                  ------------
                                                           33
      DIVERSIFIED FINANCIAL SERVICES -- 0.1%
      E Sun Financial Holdings
      GDR*                                 1,100           21
                                                  ------------
      FINANCE-CONSUMER LOANS -- 0.7%
      Asta Funding                           250            5
      Collegiate Funding
            Services LLC*                  4,520           70
      Portfolio Recovery
      Associates*                            875           32
      SLM                                  2,832          135
      World Acceptance*                      350            9
                                                  ------------
                                                          251
      FINANCE-CREDIT CARD -- 0.5%
      Capital One Financial                  330           23
      MBNA                                 4,739           94
      Metris*                                775            9
      Providian Financial*                 4,500           75
                                                  ------------
                                                          201
      FINANCE-INVESTMENT BANKER/BROKER-- 0.7%
      Bear Stearns                           175           16
      Citigroup                            3,252          153
      GFI Group*                             375            9
      Goldman Sachs Group                    450           48
      Lehman Brothers Holdings               369           34
                                                  ------------
                                                          260
      FINANCE-MORTGAGE LOAN/BANKER-- 0.3%
      Countrywide Credit Industry          2,236           81
      Fannie Mae                             630           34
                                                  ------------
                                                          115
      FINANCE-OTHER SERVICES -- 0.3%
      Asset Acceptance Capital*            2,480           51
      MarketAxess Holdings*                4,315           53
                                                  ------------
                                                          104
      FINANCIAL GUARANTEE INSURANCE-- 0.2%
      MGIC Investment                      1,267           75
                                                  ------------

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

OM Asset Allocation Balanced Portfolio
April 30, 2005 (unaudited)


           DESCRIPTION                 SHARES      VALUE (000)

COMMON STOCK -- CONTINUED
      INSURANCE BROKERS -- 0.2%
      Brown & Brown                        1,000  $        44
      Hilb Rogal & Hobbs                     350           12
      USI Holdings*                        3,090           35
                                                  ------------
                                                           91
      INVESTMENT MANAGEMENT/ADVISORY SERVICES-- 0.1%
      Affiliated Managers Group*             470           29
      Federated Investors, Cl B              260            8
                                                  ------------
                                                           37
      LIFE/HEALTH INSURANCE -- 0.7%
      Ceres Group*                           650            3
      China Life Insurance ADR*              800           21
      Cigna                                1,992          183
      KMG America*                         5,055           47
      Lincoln National                        65            3
      UnumProvident                        1,075           18
                                                  ------------
                                                          275
      MULTI-LINE INSURANCE -- 1.0%
      Allmerica Financial*                   580           19
      Allstate                             2,505          141
      American International Group           150            8
      Assurant                               105            3
      Hartford Financial Services
         Group                             1,246           90
      XL Capital, Cl A                     1,438          101
                                                  ------------
                                                          362
      OIL-US ROYALTY TRUSTS -- 0.0%
      TEL Offshore Trust                      10           --
                                                  ------------
      PROPERTY/CASUALTY INSURANCE -- 0.4%
      EMC Insurance Group                  1,685           29
      Fidelity National Financial            180            6
      FPIC Insurance Group*                  300            8
      Philadelphia Consolidated
         Holding*                            200           15
      PMA Capital, Cl A*                   1,000            7
      Safeco                               1,050           56
      Selective Insurance Group              250           11
                                                  ------------
                                                          132
      REAL ESTATE MANAGEMENT/SERVICES -- 0.2%
      CB Richard Ellis Group, Cl
      A*                                   1,175           41
      Jones Lang LaSalle*                    250            9
      Trammell Crow*                         910           20
                                                  ------------
                                                           70
      REAL ESTATE OPERATION/DEVELOPMENT-- 0.1%
      Brookfield Properties                  646           16
      Irsa GDR*                            1,500           17
      St Joe                                 115            8
                                                  ------------
                                                           41
      REINSURANCE -- 0.4%
      Aspen Insurance Holdings               225            6
      Axis Capital Holdings                  560           15
      Odyssey Re Holdings                    145            3
      PartnerRe                              850           50
      PXRE Group                           1,405           33

           DESCRIPTION                 SHARES      VALUE (000)

COMMON STOCK -- CONTINUED
      REINSURANCE -- CONTINUED
      Renaissancere Holdings               1,050  $        47
                                                  ------------
                                                          154
      REITS -- 0.1%
      Eastgroup Properties                   153            6
      Equity Lifestyle Properties            211            7
      Equity One                             237            5
                                                  ------------
                                                           18
      REITS-APARTMENTS -- 0.2%
      AvalonBay Communities                  241           17
      BRE Properties, Cl A                   289           11
      Camden Property Trust                  245           12
      Equity Residential                     869           30
      GMH Communities Trust*                 651            8
      Home Properties of New York            326           14
                                                  ------------
                                                           92
      REITS-DIVERSIFIED -- 0.0%
      Correctional Properties
      Trust                                  150            4
      Washington Real Estate
         Investment Trust                    175            5
                                                  ------------
                                                            9
      REITS-HOTELS -- 0.4%
      Ashford Hospitality Trust            1,905           20
      Host Marriott                        2,133           36
      LaSalle Hotel Properties               668           20
      MeriStar Hospitality*               12,440           85
      Strategic Hotel Capital                257            4
                                                  ------------
                                                          165
      REITS-MORTGAGE -- 0.2%
      HomeBanc/Atlanta, GA                 6,415           56
                                                  ------------
      REITS-OFFICE PROPERTY -- 0.7%
      Alexandria Real Estate
      Equities                               155           11
      American Financial Realty
      Trust                                1,010           16
      Arden Realty                           319           11
      BioMed Realty Trust                    284            6
      Boston Properties                    1,220           81
      Capital Automotive REIT                366           12
      Colonial Properties Trust               80            3
      Corporate Office Properties
         Trust                               300            8
      Duke Realty                            425           13
      HRPT Properties Trust                  692            8
      Lexington Corporate
            Properties Trust                 194            4
      Liberty Property Trust                 244           10
      Mack-Cali Realty                       233           10
      Parkway Properties/MD                  300           14
      Prentiss Properties Trust              128            4
      PS Business Parks                      147            6
      Vornado Realty Trust                   458           35
                                                  ------------
                                                          252
      REITS-REGIONAL MALLS -- 0.3%
      CBL & Associates Properties            527           41
      Mills                                   21            1

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

OM Asset Allocation Balanced Portfolio
April 30, 2005 (unaudited)

           DESCRIPTION                 SHARES      VALUE (000)

COMMON STOCK -- CONTINUED
      REITS-REGIONAL MALLS -- CONTINUED
      Simon Property Group                   785  $        52
                                                  ------------
                                                           94
      REITS-SHOPPING CENTERS -- 0.2%
      Developers Diversified
      Realty                                 401           17
      Pan Pacific Retail
      Properties                             340           20
      Realty Income                          329            8
      Regency Centers                        367           19
      Tanger Factory Outlet
      Centers                                288            7
      Weingarten Realty Investors            220            8
                                                  ------------
                                                           79
      REITS-STORAGE -- 0.1%
      Public Storage                         438           26
      U-Store-It Trust*                      307            5
                                                  ------------
                                                           31
      REITS-WAREHOUSE/INDUSTRIAL -- 0.2%
      Catellus Development                 1,500           42
      Prologis                               417           16
                                                  ------------
                                                           58
      S&L/THRIFTS-CENTRAL US-- 0.1%
      Franklin Bank Corp/Houston,
         TX*                               2,150           36
                                                  ------------
      S&L/THRIFTS-EASTERN US -- 0.1%
      Dime Community Bancshares              450            7
      NewAlliance Bancshares               2,295           30
      WSFS Financial                         100            5
                                                  ------------
                                                           42
      S&L/THRIFTS-SOUTHERN US -- 0.1%
      BankAtlantic Bancorp, Cl A           1,455           25
      Ocwen Financial*                       650            5
                                                  ------------
                                                           30
      S&L/THRIFTS-WESTERN US -- 0.5%
      Golden West Financial                  388           24
      Washington Federal                   2,040           46
      Washington Mutual                    2,957          122
                                                  ------------
                                                          192
      SUPER-REGIONAL BANKS-US -- 1.0%
      Bank of America                      5,023          226
      Wachovia                               873           45
      Wells Fargo                          1,849          111
                                                  ------------
                                                          382
                                                  ------------
    Total Financial (Cost $ 3,959)                      3,969
                                                  ------------
    HEALTH CARE -- 6.5%
      DENTAL SUPPLIES & EQUIPMENT -- 0.1%
      Align Technology*                      890            7
      Dentsply International                 600           33
                                                  ------------
                                                           40
      DIAGNOSTIC EQUIPMENT -- 0.1%
      Cytyc*                                 640           14

           DESCRIPTION                 SHARES      VALUE (000)

COMMON STOCK -- CONTINUED
      DIAGNOSTIC EQUIPMENT -- CONTINUED
      Gen-Probe*                             210  $        10
                                                  ------------
                                                           24
      DISPOSABLE MEDICAL PRODUCTS -- 0.1%
      C.R. Bard                              270           19
      ICU Medical*                           530           19
                                                  ------------
                                                           38
      HEALTH CARE COST CONTAINMENT-- 0.2%
      McKesson                             1,613           60
                                                  ------------
      HOSPITAL BEDS/EQUIPMENT -- 0.0%
      Hillenbrand Industries                 105            6
      Kinetic Concepts*                      230           14
                                                  ------------
                                                           20
      MEDICAL INSTRUMENTS -- 0.4%
      Boston Scientific*                     590           17
      Guidant                                457           34
      St. Jude Medical*                    1,430           56
      Symmetry Medical*                    1,620           28
                                                  ------------
                                                          135
      MEDICAL LABS & TESTING SERVICES-- 0.2%
      Covance*                             1,000           46
      Quest Diagnostics                      180           19
                                                  ------------
                                                           65
      MEDICAL PRODUCTS -- 1.1%
      Baxter International                 2,839          105
      Becton Dickinson                       145            8
      Biomet                                 145            6
      Cooper                                 250           17
      Henry Schein*                          135            5
      Inamed*                                190           12
      Johnson & Johnson                    2,896          199
      Stryker                                240           12
      Varian Medical Systems*                190            6
      Zimmer Holdings*                       650           53
                                                  ------------
                                                          423
      MEDICAL-BIOMEDICAL/GENETIC -- 0.4%
      Amgen*                                 240           14
      Applera Corp - Celera
         Genomics Group*                   2,880           27
      Bio-Rad Laboratories, Cl A*            150            7
      Charles River Laboratories
         International*                      280           13
      Genentech*                             750           53
      Genzyme*                               250           15
      Georgia Gulf                           250            9
      Protein Design Labs*                 1,080           19
                                                  ------------
                                                          157
      MEDICAL-DRUGS -- 1.1%
      Abbott Laboratories                    230           11
      Bristol-Myers Squibb                 3,283           85
      Forest Laboratories*                   304           11
      Pfizer                               4,679          127
      Priority Healthcare, Cl B*           1,025           23
      Schering-Plough                      4,333           91

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

OM Asset Allocation Balanced Portfolio
April 30, 2005 (unaudited)

           DESCRIPTION                 SHARES      VALUE (000)

COMMON STOCK -- CONTINUED
      MEDICAL-DRUGS -- CONTINUED
      Wyeth                                1,012  $        46
                                                  ------------
                                                          394
      MEDICAL-GENERIC DRUGS -- 0.7%
      Barr Pharmaceuticals*                  190           10
      Eon Labs*                            1,510           45
      Perrigo                              2,330           43
      Teva Pharmaceutical
            Industries ADR                 4,420          138
      Watson Pharmaceuticals*                315            9
                                                  ------------
                                                          245
      MEDICAL-HMO -- 0.9%
      Pacificare Health Systems*           1,050           62
      Sierra Health Services*                200           13
      UnitedHealth Group                     823           78
      WellCare Health Plans*                 165            5
      WellPoint*                           1,371          175
                                                  ------------
                                                          333
      MEDICAL-HOSPITALS -- 0.2%
      Community Health Systems*            1,300           47
      Tenet Healthcare*                      405            5
      Triad Hospitals*                       360           19
                                                  ------------
                                                           71
      MEDICAL-NURSING HOMES -- 0.1%
      Genesis HealthCare*                    630           25
                                                  ------------
      MEDICAL-OUTPATIENT/HOME MEDICAL-- 0.0%
      Amedisys*                              400           12
      Lincare Holdings*                      190            8
                                                  ------------
                                                           20
      MEDICAL-WHOLESALE DRUG DISTRIBUTORS-- 0.4%
      AmerisourceBergen                      800           49
      Cardinal Health                      1,507           84
                                                  ------------
                                                          133
      OPTICAL SUPPLIES -- 0.1%
      Alcon                                  520           50
                                                  ------------
      PHARMACY SERVICES -- 0.2%
      Accredo Health*                      1,070           49
      Caremark Rx*                           950           38
                                                  ------------
                                                           87
      RESPIRATORY PRODUCTS -- 0.0%
      Respironics*                           300           19
                                                  ------------
      THERAPEUTICS -- 0.2%
      CV Therapeutics*                       700           14
      Gilead Sciences*                     1,120           41
      Vicuron Pharmaceuticals*               410            7
                                                  ------------
                                                           62
      VETERINARY DIAGNOSTICS -- 0.0%
      VCA Antech*                            450           10
                                                  ------------
    Total Health Care (Cost $ 2,266)                    2,411
                                                  ------------

           DESCRIPTION                 SHARES      VALUE (000)

COMMON STOCK -- CONTINUED
    INDUSTRIAL -- 4.3%
      AEROSPACE/DEFENSE -- 0.5%
      Armor Holdings*                        730  $        25
      Boeing                                 802           48
      Curtiss-Wright                         150            8
      Lockheed Martin                        711           43
      Rockwell Collins                       580           27
      Teledyne Technologies*               1,215           37
                                                  ------------
                                                          188
      AEROSPACE/DEFENSE-EQUIPMENT -- 0.2%
      Alliant Techsystems*                   740           51
      BE Aerospace*                          530            7
      Moog*                                    1           --
                                                  ------------
                                                           58
      AIRLINES -- 0.1%
      Southwest Airlines                   1,860           28
                                                  ------------
      BATTERIES/BATTERY SYSTEMS -- 0.1%
      Wilson Greatbatch
         Technologies*                     2,255           43
                                                  ------------
      BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS-- 0.1%
      Dycom Industries*                    1,110           26
      Insituform Technologies, Cl
      A*                                   1,300           19
                                                  ------------
                                                           45
      BUILDING PRODUCTS-CEMENT/AGGREGATE-- 0.1%
      Lafarge North America                  850           47
      Texas Industries                       150            7
                                                  ------------
                                                           54
      BUILDING-HEAVY CONSTRUCTION -- 0.1%
      Chicago Bridge & Iron                  850           19
      Washington Group
         International*                      385           16
                                                  ------------
                                                           35
      CONTAINERS-PAPER/PLASTIC -- 0.1%
      Sealed Air*                            850           41
                                                  ------------
      DIVERSIFIED MANUFACTURING OPERATIONS-- 0.7%
      Actuant, Cl A*                         250           11
      Brink's                              1,565           50
      Danaher                                388           20
      ESCO Technologies*                     200           15
      General Electric                       790           29
      Honeywell International              1,296           46
      Trinity Industries                     350            8
      Tyco International                   2,239           70
                                                  ------------
                                                          249
      ELECTRIC PRODUCTS-MISCELLANEOUS-- 0.5%
      Emerson Electric                     1,501           94
      LG Electronics GDR 144A              1,500           28
      Samsung Electronics GDR
         144A                                320           72
                                                  ------------
                                                          194

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

OM Asset Allocation Balanced Portfolio
April 30, 2005 (unaudited)

           DESCRIPTION                 SHARES      VALUE (000)

COMMON STOCK -- CONTINUED
      ELECTRONIC MEASURING INSTRUMENTS-- 0.1%
      Flir Systems*                        1,130  $        30
      Garmin                                 280           11
                                                  ------------
                                                           41
      ELECTRONICS-MILITARY -- 0.1%
      EDO                                    680           21
      Engineered Support Systems             375           13
                                                  ------------
                                                           34
      ENGINEERING/R&D SERVICES -- 0.1%
      Shaw Group*                          1,595           29
                                                  ------------
      ENGINES-INTERNAL COMBUSTION -- 0.1%
      Cummins                                413           28
                                                  ------------
      FILTRATION/SEPARATION PRODUCTS-- 0.0%
      Clarcor                                200           10
                                                  ------------
      GOLD MINING -- 0.2%
      AngloGold ADR                          700           22
      Goldcorp                             2,950           38
      Royal Gold                             250            5
                                                  ------------
                                                           65
      HAZARDOUS WASTE DISPOSAL -- 0.0%
      Stericycle*                            190            9
                                                  ------------
      INDUSTRIAL AUTOMATION/ROBOT -- 0.0%
      Rockwell Automation                    320           15
                                                  ------------
      INSTRUMENTS-SCIENTIFIC -- 0.0%
      Applera Corp - Applied
         Biosystems Group                    740           16
                                                  ------------
      MACHINERY-CONSTRUCTION & MINING-- 0.2%
      Joy Global                             650           22
      Terex*                               1,000           37
                                                  ------------
                                                           59
      MACHINERY-FARM -- 0.1%
      CNH Global*                          2,150           39
                                                  ------------
      MACHINERY-GENERAL INDUSTRY -- 0.0%
      Westinghouse Air Brake
         Technologies                        890           18
                                                  ------------
      METAL PROCESSORS & FABRICATORS-- 0.1%
      Precision Castparts                    330           24
                                                  ------------
      NON-HAZARDOUS WASTE DISPOSAL-- 0.1%
      WCA Waste*                           3,670           34
                                                  ------------
      POWER CONVERSION/SUPPLY EQUIPMENT-- 0.3%
      American Power Conversion            4,357          106
                                                  ------------
      TOOLS-HAND HELD -- 0.3%
      Black & Decker                         230           19
      Stanley Works                        1,822           79
                                                  ------------
                                                           98

           DESCRIPTION                 SHARES      VALUE (000)

COMMON STOCK -- CONTINUED
      TRANSPORT-EQUIPMENT & LEASNG -- 0.0%
      GATX                                   400  $        13
                                                  ------------
      WIRE & CABLE PRODUCTS -- 0.1%
      General Cable*                       1,905           23
                                                  ------------
    Total Industrial (Cost $ 1,613)                     1,596
                                                  ------------
    SERVICES -- 1.9%
      ADVERTISING AGENCIES -- 0.0%
      Interpublic Group*                     870           11
                                                  ------------
      ADVERTISING SERVICES -- 0.0%
      Getty Images*                          230           17
                                                  ------------
      COMMERCIAL SERVICES -- 0.1%
      Alliance Data Systems*                 490           20
      ChoicePoint*                           260           10
      Quanta Services*                     1,040            8
                                                  ------------
                                                           38
      COMMERCIAL SERVICES-FINANCE -- 0.1%
      Paychex                                410           12
      Wright Express*                        950           16
                                                  ------------
                                                           28
      COMPUTER SERVICES -- 0.5%
      Affiliated Computer
      Services,
            Cl A*                            418           20
      Anteon International*                  410           17
      Cognizant Technology
         Solutions, Cl A*                  1,650           69
      Computer Sciences*                   1,081           47
      DST Systems*                           180            8
      Manhattan Associates*                2,190           42
                                                  ------------
                                                          203
      CONSULTING SERVICES -- 0.0%
      UnitedGlobalCom, Cl A*               1,570           14
                                                  ------------
      E-COMMERCE/SERVICES -- 0.2%
      eBay*                                1,040           33
      Monster Worldwide*                     420           10
      Napster*                             2,370           13
                                                  ------------
                                                           56
      HUMAN RESOURCES -- 0.0%
      Medical Staffing Network
         Holdings*                         2,175           12
                                                  ------------
      RENTAL AUTO/EQUIPMENT -- 0.1%
      Aaron Rents                            750           17
      Rent-A-Center*                       1,250           30
                                                  ------------
                                                           47
      RESEARCH & DEVELOPMENT -- 0.2%
      Pharmaceutical Product
         Development*                        300           14
      PRA International*                   1,680           43
                                                  ------------
                                                           57

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

OM Asset Allocation Balanced Portfolio
April 30, 2005 (unaudited)

           DESCRIPTION                 SHARES      VALUE (000)

COMMON STOCK -- CONTINUED
      SCHOOLS -- 0.2%
      Apollo Group, Cl A*                    620  $        45
      Education Management*                  310            9
      Strayer Education                       80            8
                                                  ------------
                                                           62
      TELEPHONE-INTEGRATED -- 0.5%
      AT&T                                   138            3
      BellSouth                              952           25
      Tele Norte Leste
            Participacoes ADR              1,800           27
      Telefonos De Mexico ADR, Cl
      L                                      800           27
      Valor Communications Group           2,385           32
      Verizon Communications               1,518           54
                                                  ------------
                                                          168
                                                  ------------
    Total Services (Cost $ 733)                           713
                                                  ------------
    TECHNOLOGY -- 5.5%
      APPLICATIONS SOFTWARE -- 0.3%
      Citrix Systems*                        370            8
      Infosys Technologies ADR               390           23
      Intuit*                                255           10
      Microsoft                            1,050           27
      Pinnacle Systems*                    1,495            8
      Quest Software*                        850           10
      Satyam Computer
            Services ADR                   1,075           23
      Wipro ADR                              320            6
                                                  ------------
                                                          115
      B2B/E-COMMERCE -- 0.0%
      webMethods*                          2,120           10
                                                  ------------
      CELLULAR TELECOMMUNICATIONS -- 0.5%
      America Movil ADR, Cl L*               300           15
      China Mobile (Hong Kong) ADR         1,800           32
      Mobile Telesystems ADR                 800           27
      Nextel Communications, Cl A*         1,919           53
      Nextel Partners, Cl A*               1,350           32
      NII Holdings*                          420           21
                                                  ------------
                                                          180
      COMPUTER AIDED DESIGN -- 0.2%
      Ansys*                                 400           12
      Autodesk                             1,449           46
      Parametric Technology*               2,895           16
                                                  ------------
                                                           74
      COMPUTERS -- 0.2%
      Apple Computer*                      1,008           36
      Dell*                                  780           27
      Hewlett-Packard                        318            7
      International Business
      Machines                                79            6
                                                  ------------
                                                           76
      COMPUTERS-INTEGRATED SYSTEMS-- 0.0%
      MTS Systems                            550           16
                                                  ------------
      COMPUTERS-MEMORY DEVICES -- 0.2%
      EMC Corp/Massachusetts*              1,310           17
      Network Appliance*                     710           19

           DESCRIPTION                 SHARES      VALUE (000)

COMMON STOCK -- CONTINUED
      COMPUTERS-MEMORY DEVICES -- CONTINUED
      Quantum-DLT & Storage*               2,680  $         7
      Western Digital*                     1,205           15
                                                  ------------
                                                           58
      DATA PROCESSING/MANAGEMENT -- 0.2%
      Certegy                                 20            1
      Dun & Bradstreet*                       95            6
      MoneyGram International                420            8
      NAVTEQ*                                220            8
      SEI Investments                        295           10
      Veritas Software*                    1,320           27
                                                  ------------
                                                           60
      DECISION SUPPORT SOFTWARE -- 0.1%
      Cognos*                                390           15
      NetIQ*                               2,205           23
                                                  ------------
                                                           38
      ELECTRONIC COMPONENTS-MISCELLANEOUS-- 0.3%
      Celestica*                             985           11
      CTS                                  1,405           15
      Flextronics International*             725            8
      Hon Hai Precision GDR 144A           5,200           49
      Jabil Circuit*                         630           18
      NAM TAI Electronics                    300            7
      Sypris Solutions                       250            3
                                                  ------------
                                                          111
      ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 0.8%
      Broadcom, Cl A*                      1,080           32
      Fairchild Semiconductor
         International*                      250            3
      Freescale Semiconductor, Cl
      B*                                     248            5
      Integrated Silicon
      Solutions*                           3,880           25
      Intel                                5,248          124
      International Rectifier*               300           13
      Intersil, Cl A                         300            5
      MEMC Electronic Materials*           2,700           32
      Nvidia*                                700           15
      QLogic*                              1,000           33
      Xilinx                                 350            9
      Zoran*                               1,650           18
                                                  ------------
                                                          314
      ELECTRONIC DESIGN AUTOMATION-- 0.0%
      Cadence Design Systems*                305            4
                                                  ------------
      ELECTRONIC FORMS -- 0.0%
      Adobe Systems                          270           16
                                                  ------------
      ENTERPRISE SOFTWARE/SERVICES-- 0.5%
      Ascential Software*                    950           17
      Informatica*                         3,980           31
      MicroStrategy, Cl A*                   125            5
      Oracle*                              8,108           94
      SAP ADR                                730           29
                                                  ------------
                                                          176
      IDENTIFICATION SYSTEMS/DEVELOPMENT-- 0.0%
      Fargo Electronics*                     600            9
                                                  ------------

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

OM Asset Allocation Balanced Portfolio
April 30, 2005 (unaudited)


           DESCRIPTION                 SHARES      VALUE (000)

COMMON STOCK -- CONTINUED
      INTERNET APPLICATION SOFTWARE -- 0.0%
      Verity*                              1,615  $        13
                                                  ------------
      INTERNET INFRASTRUCTURE EQUIPMENT-- 0.1%
      Avocent*                               735           18
                                                  ------------
      INTERNET INFRASTRUCTURE SOFTWARE-- 0.1%
      Radware Limited*                       800           17
                                                  ------------
      INTERNET SECURITY -- 0.1%
      Symantec*                            1,960           37
      VeriSign*                              370           10
                                                  ------------
                                                           47
      NETWORKING PRODUCTS -- 0.2%
      Cisco Systems*                       3,193           55
      Foundry Networks*                    2,455           21
      Juniper Networks*                      310            7
                                                  ------------
                                                           83
      OFFICE AUTOMATION & EQUIPMENT-- 0.1%
      Pitney Bowes                           778           35
                                                  ------------
      SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS-- 0.2%
      Integrated Circuit Systems*            230            4
      Integrated Device
      Technology*                          1,015           11
      Maxim Integrated Products              135            5
      Standard Microsystems*               1,090           15
      Taiwan Semiconductor
         Manufacturing ADR                 3,600           31
      United Microelectronics ADR*         2,705            9
                                                  ------------
                                                           75
      SEMICONDUCTOR EQUIPMENT -- 0.0%
      Applied Materials*                     540            8
                                                  ------------
      SOFTWARE TOOLS -- 0.1%
      Borland Software*                    3,495           20
                                                  ------------
      TELECOMMUNICATIONS EQUIPMENT-- 0.1%
      Comtech Telecommunications*            250            9
      Comverse Technology*                   860           20
      Plantronics                             40            1
                                                  ------------
                                                           30
      TELECOMMUNICATIONS SERVICES -- 0.4%
      Amdocs*                              2,930           78
      Iowa Telecommunications
         Services                          1,250           24
      Shin ADR                            11,000           42
                                                  ------------
                                                          144
      WEB HOSTING/DESIGN -- 0.1%
      Macromedia*                            530           21
                                                  ------------
      WEB PORTALS/ISP -- 0.3%
      Google, Cl A*                          220           49
      Yahoo!*                              1,890           65
                                                  ------------
                                                          114
      WIRELESS EQUIPMENT -- 0.4%
      Motorola                               145            2

           DESCRIPTION                 SHARES      VALUE (000)

COMMON STOCK -- CONTINUED
      WIRELESS EQUIPMENT -- CONTINUED
      Nokia Oyj ADR                        6,541  $       104
      Qualcomm                             1,170           41
                                                  ------------
                                                          147
                                                  ------------
    Total Technology (Cost $ 2,081)                     2,029
                                                  ------------
    TRANSPORTATION -- 1.0%
      AIRLINES -- 0.0%
      Skywest                                405            7
                                                  ------------
      TRANSPORT-AIR FREIGHT -- 0.0%
      EGL*                                   710           14
                                                  ------------
      TRANSPORT-MARINE -- 0.3%
      CP Ships                             1,215           17
      General Maritime*                      400           18
      Kirby*                                 200            8
      Overseas Shipholding Group             850           48
                                                  ------------
                                                           91
      TRANSPORT-SERVICES -- 0.1%
      Offshore Logistics*                    400           12
      Ryder System                           421           15
      United Parcel
         Service/Georgia, Cl B               186           13
                                                  ------------
                                                           40
      TRANSPORT-TRUCK -- 0.2%
      Celadon Group*                         150            2
      CNF                                    230           10
      JB Hunt Transport Services           1,320           52
      US Xpress Enterprises, Cl A*           150            2
                                                  ------------
                                                           66
      TRANSPORTATION-RAIL -- 0.4%
      Burlington Northern Santa Fe         1,904           92
      Canadian Pacific Railway             1,300           45
      Norfolk Southern                       214            7
                                                  ------------
                                                          144
                                                  ------------
    Total Transportation (Cost $ 373)                     362
                                                  ------------
    UTILITIES -- 1.3%
      ELECTRIC-INTEGRATED -- 1.0%
      Alliant Energy                         145            4
      CMS Energy*                          2,061           27
      Duke Energy                          3,112           91
      Entergy                              1,822          133
      Exelon                                  81            4
      MGE Energy                             820           27
      OGE Energy                           2,100           58
      Public Service Enterprise
      Group                                  125            7
      TXU                                    314           27
                                                  ------------
                                                          378
      ENERGY-ALTERNATE SOURCES -- 0.0%
      Headwaters*                            250            8
                                                  ------------
      GAS-DISTRIBUTION -- 0.1%
      Energen                                350           22

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

OM Asset Allocation Balanced Portfolio
April 30, 2005 (unaudited)

           DESCRIPTION                 SHARES      VALUE (000)

COMMON STOCK -- CONTINUED
      GAS-DISTRIBUTION -- CONTINUED
      UGI                                    400  $        20
                                                  ------------
                                                           42
      POWER CONVERSION/SUPPLY EQUIPMENT-- 0.2%
      American Electric Power              1,992           70
                                                  ------------
    Total Utilities (Cost $ 462)                          498
                                                  ------------
Total Common Stock
  (Cost $17,461)                                       17,455
                                                  ------------

FOREIGN COMMON STOCK -- 11.1%
    AUSTRALIA -- 1.1%
      Aristocrat Leisure                     700            5
      Australia & New Zealand
         Banking Group                     4,200           71
      BHP Billiton                         6,150           77
      Commonwealth Bank of
         Australia                           300            8
      Insurance Australia Group           21,227          100
      Macarthur Coal                         900            5
      Suncorp-Metway                       6,400           99
      Telstra                              3,600           14
      Westpac Banking                      1,300           20
                                                  ------------
    Total Australia                                       399
                                                  ------------
    AUSTRIA -- 0.3%
      Andritz                                200           17
      Bank Austria Creditanstalt             400           37
      EVN*                                   900           60
      Telekom Austria                        500           10
                                                  ------------
    Total Austria                                         124
                                                  ------------
    BELGIUM -- 0.2%
      Belgacom                               200            8
      Dexia                                2,500           57
      Fortis Group*                          600           17
                                                  ------------
    Total Belgium                                          82
                                                  ------------
    CANADA -- 0.5%
      Canadian National Railway              400           23
      Canadian Natural Resource              400           20
      Dofasco                                100            3
      Encana                                 350           22
      Gerdau Ameristeel                    2,600           13
      IPSCO                                  469           22
      Metro                                  700           16
      National Bank Of Canada                300           13
      PetroKazakhstan, Cl A                  500           15
      Teck Cominco, Cl B                     600           19
      Telesystem International
         Wireless*                           600            9
                                                  ------------
    Total Canada                                          175
                                                  ------------
    DENMARK -- 0.1%
      DSV                                     37            3
      Jyske Bank*                            500           19
                                                  ------------
    Total Denmark                                          22
                                                  ------------

           DESCRIPTION                 SHARES      VALUE (000)

FOREIGN COMMON STOCK -- CONTINUED
    FINLAND -- 0.3%
      Nokia                                2,800  $        45
      Rautaruukki*                           800           10
      Sampo Insurance, Cl A                2,800           39
                                                  ------------
    Total Finland                                          94
                                                  ------------
    FRANCE -- 0.5%
      BNP Paribas                          1,200           79
      France Telecom*                        600           18
      Lafarge*                                70            6
      Societe Generale*                      215           21
      Total*                                 131           29
      Ubisoft Entertainment*                 700           28
                                                  ------------
    Total France                                          181
                                                  ------------
    GERMANY -- 1.1%
      Adidas-Salomon                         608           94
      Balda*                                 129            1
      BASF*                                  211           14
      Continental*                           529           39
      E.ON*                                  155           13
      Hochtief                             1,482           44
      Mobilcom*                              816           16
      Muenchener
         Rueckversicherungs*               1,087          119
      Schering*                              680           45
      Techem Ag*                             139            6
                                                  ------------
    Total Germany                                         391
                                                  ------------
    HONG KONG -- 0.0%
      Orient Overseas
      International                        2,200           11
                                                  ------------
    ISRAEL -- 0.1%
      Checkpoint Software*                 1,700           36
                                                  ------------
    ITALY -- 0.2%
      Banca Intesa*                        5,400           26
      ENI                                  2,100           53
      Impregilo*                          15,500           10
                                                  ------------
    Total Italy                                            89
                                                  ------------
    JAPAN-- 2.4% +
      Bosch Auto Systems                   3,034           16
      Canon                                1,300           69
      Century Leasing System*                900           10
      Fujitsu Frontech                       400            4
      Glory*                               4,800           94
      Honda Motor                            900           44
      JFE Holdings                           300            9
      Kawasaki Kisen Kaisha               10,700           71
      Komatsu                              5,000           36
      Mitsubishi                           1,700           24
      Mitsui OSK Lines                    19,500          125
      Mitsui Trust Holdings                1,000           10
      Nippon Steel                        20,500           53
      Nippon Yusen KK                     21,000          127
      NTT DoCoMo                               9           14
      Point                                  300           12
      Santen Pharmaceutical                  400            9
      Seiko Epson                          1,000           35
      Sumisho Auto Leasing                   500           21

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

OM Asset Allocation Balanced Portfolio
April 30, 2005 (unaudited)

           DESCRIPTION                 SHARES      VALUE (000)

FOREIGN COMMON STOCK-- CONTINUED
    JAPAN-- CONTINUED +
      Tokyo Steel Manufacturing              200  $         3
      Toshiba TEC                          2,000            9
      Toyota Tsusho                        3,000           51
      Yamaha Motor                         1,700           30
                                                  ------------
    Total Japan                                           876
                                                  ------------
    NETHERLANDS -- 0.2%
      Boskalis Westminster*                  200            7
      ING Groep                            2,200           60
      Royal KPN*                             300            3
      TNT                                    600           16
                                                  ------------
    Total Netherlands                                      86
                                                  ------------
    NEW ZEALAND -- 0.4%
      Fletcher Building                   20,967           95
      Telecom Corp of New Zealand         11,122           49
                                                  ------------
    Total New Zealand                                     144
                                                  ------------
    NORWAY -- 0.0%
      Statoil ASA*                           600           11
                                                  ------------
    SINGAPORE -- 0.2%
      Singapore Airlines*                 11,000           75
                                                  ------------
    SPAIN -- 0.4%
      Banco Bilbao Vizcaya
         Argentaria*                       6,060           93
      Gestevision Telecinco                1,700           39
      Repsol YPF*                            400           10
                                                  ------------
    Total Spain                                           142
                                                  ------------
    SWEDEN -- 0.3%
      Skandinaviska Enskilda
         Banken*                           2,200           39
      TeliaSonera                         15,000           78
                                                  ------------
    Total Sweden                                          117
                                                  ------------
    SWITZERLAND -- 0.7%
      Credit Suisse Group*                 2,760          116
      Syngenta*                              300           31
      Xstrata*                             1,000           17
      Zurich Financial Services              510           86
                                                  ------------
    Total Switzerland                                     250
                                                  ------------
    UNITED KINGDOM -- 2.1%
      Alliance Unichem                     2,200           34
      Antofagasta                            700           15
      AstraZeneca                          2,200           96
      Aviva                                  300            3
      BHP Billiton                         2,300           28
      Corus Group*                        29,400           24
      HBOS                                 6,800          100
      HSBC Holdings                          900           14
      International Power                  7,500           26
      Lloyds TSB Group                    10,500           90
      Next                                   610           17
      Royal Bank of Scotland Group         2,425           73
      SABMiller                            3,000           45

                                    SHARES/FACE
           DESCRIPTION              AMOUNT (000)   VALUE (000)

FOREIGN COMMON STOCK -- CONTINUED
    UNITED KINGDOM -- CONTINUED
      Scottish Power                         500  $         4
      Shell Transport & Trading           17,400          156
      Shire Pharmaceuticals Group*           400            4
      Tesco                                5,100           30
      Ultra Electronics Holdings*            700           10
      Vodafone Group                       9,900           26
                                                  ------------
    Total United Kingdom                                  795
                                                  ------------
Total Foreign Common Stock
  (Cost $4,096)                                         4,100
                                                  ------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS-- 8.2%
    Federal Home Loan Mortgage
      Corporation
       6.000%, 08/01/29                     $ 45           46
       6.000%, 08/01/34                       50           51
       6.000%, 10/01/34                      181          186
       5.500%, 09/01/17                       49           50
       5.500%, 09/01/19                       95           98
       5.500%, 10/01/34                      119          121
       5.500%, 01/01/35                       49           50
       5.500%, 02/01/35                      276          279
       5.500%, 03/01/35                       99          101
       5.000%, 07/01/19                       95           96
    Federal National Mortgage                 81           96
      Association
       6.500%, 03/01/35                      381          396
       6.000%, 12/01/34                      182          187
       6.000%, 12/01/34                      168          173
       5.500%, 03/01/20                      123          126
       5.500%, 10/01/34                       42           42
       5.500%, 03/01/35                      299          301
       5.000%, 10/01/19                      146          147
       5.000%, 11/01/33                      118          117
       5.000%, 03/01/34                      193          191
    Government National Mortgage
      Association
       6.000%, 12/15/34                      46            48
       6.000%, 02/20/35                      99           101
       5.500%, 01/20/35                      148          150
                                                  ------------
Total U.S. Government Agency Mortgage-Backed
  Obligations
  (Cost $3,063)                                         3,057
                                                  ------------

CORPORATE BONDS -- 8.1%
    Advanta Capital Trust, Ser B
      8.990%, 12/17/26                        20           19
    Allegheny Energy Supply 144A
      8.250%, 04/15/12                        22           23
    Alltel
      4.656%, 05/17/07                        65           66
    Alrosa Finance 144A
      8.875%, 11/17/14                        20           21
    America Movil
      6.375%, 03/01/35                        50           46
    American General Finance,
       Ser G MTN
      5.375%, 09/01/09                        35           36
    Ames True Temper 144A(B)
      7.141%, 01/15/12                        20           19

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

OM Asset Allocation Balanced Portfolio
April 30, 2005 (unaudited)

                                        FACE
           DESCRIPTION              AMOUNT (000)   VALUE (000)

CORPORATE BONDS -- CONTINUED
    Amgen 144A
      4.000%, 11/18/09                      $ 30          $30
    Assurant
      5.625%, 02/15/14                        35           36
    AT&T Wireless Services
      8.750%, 03/01/31                        25           34
      8.125%, 05/01/12                        20           24
    Bank One
      5.900%, 11/15/11                        45           48
    Baxter International
      5.250%, 05/01/07                        35           36
    BCPLU Crystal US Holdings 144A
      9.625%, 06/15/14                        12           13
    Bombardier 144A
      6.300%, 05/01/14                        50           43
    BP Amoco
      8.500%, 04/01/12                        40           49
    Broder Brothers
      11.250%, 10/15/10                       17           18
    Broder Brothers 144A
      11.250%, 10/15/10                       10           11
    Capital One Financial
      4.800%, 02/21/12                        30           30
    Carnival
      3.750%, 11/15/07                        55           54
    Caterpillar Financial Services
      4.350%, 03/04/09                        90           90
    Chesapeake Energy Corporation
      6.875%, 01/15/16                        35           35
    City Telecom 144A
      8.750%, 02/01/15                        20           19
    Comcast
      7.625%, 02/15/08                        30           32
       5.500%, 03/15/11                       15           16
    ConAgra Foods
      7.125%, 10/01/26                        20           24
    Consolidated Natural Gas
      6.875%, 10/15/26                        20           23
    Countrywide Home Loan MTN
      3.250%, 05/21/08                        55           53
    DaimlerChrysler
      4.750%, 01/15/08                        15           15
    Dynegy Holdings 144A
      10.125%, 07/15/13                       50           51
    Echostar 144A
      6.625%, 10/01/14                        22           21
    Fidelity National Financial
      7.300%, 08/15/11                        25           27
    Ford Motor Credit
      6.500%, 01/25/07                        20           20
    FPL Group Capital
      4.086%, 02/16/07                        10           10
    General Electric Capital,
       Ser A MTN
      6.875%, 11/15/10                        45           50
    General Motors Acceptance
      6.125%, 08/28/07                        20           19
    General Nutrition Center 144A
      8.625%, 01/15/11                        50           44
    Hewlett-Packard
      5.750%, 12/15/06                        30           31
    HLI Operating Co
      10.500%, 06/15/10                       25           23
    HSBC Finance
      4.750%, 04/15/10                        65           65

                                        FACE
           DESCRIPTION              AMOUNT (000)   VALUE (000)

CORPORATE BONDS -- CONTINUED
    Intelsat Bermuda 144A(B)
      7.805%, 01/15/12                      $ 30  $ 30
    J.C. Penny
      8.125%, 04/01/27                        50    50
    John Deere Capital, Ser D MTN
      4.125%, 01/15/10                        45    44
    Kinder Morgan
      6.500%, 09/01/12                        40    44
    Leslie's Poolmart 144A
      7.750%, 02/01/13                        15    15
    Marathon Oil
      5.375%, 06/01/07                        25    26
    Merrill Lynch, Ser C MTN
      4.250%, 02/08/10                        70    69
    MGM Mirage
      5.875%, 02/27/14                        55    51
    Midamerican Energy Holdings
      5.875%, 10/01/12 144A                   30    32
      3.500%, 05/15/08                        35    34
    Motorola
      4.608%, 11/16/07                        80    81
    Neenah Paper 144A
      7.375%, 11/15/14                        52    49
    PNC Funding
      4.200%, 03/10/08                        60    60
    Prudential Financial MTN
      3.750%, 05/01/08                        10    10
    Prudential Financial, Ser B
      MTN
      5.100%, 09/20/14                        20    20
    PSE&G Power
      6.950%, 06/01/12                        40    45
    Quality Distributors/QD Cap
      9.000%, 11/15/10                        50    48
    Qwest 144A
      9.125%, 03/15/12                        22    23
    Reed Elsevier Capital
      6.125%, 08/01/06                        65    66
    Rogers Cable
      6.750%, 03/15/15                        30    29
    Rogers Wireless
      8.000%, 12/15/12                        30    31
    Schering-Plough
      6.750%, 12/01/33                        25    29
    SLM MTN, Ser A
      3.950%, 08/15/08                        45    44
    Solo Cup
      8.500%, 02/15/14                        50    48
    Southern Co Capital Funding,
       Ser A
      5.300%, 02/01/07                        20    21
    Sprint Capital
      6.000%, 01/15/07                        25    26
    Stater Brothers Holdings
      8.125%, 06/15/12                        50    46
    STATS ChipPAC 144A
      6.750%, 11/15/11                        25    24
    TFM 144A
      9.375%, 05/01/12                        50    50
    Tiers Principal PXT
      8.850%, 02/15/27                        35    46
    Time Warner
      7.625%, 04/15/31                        35    43
    Toys R Us
      7.875%, 04/15/13                        50    44

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

OM Asset Allocation Balanced Portfolio
April 30, 2005 (unaudited)


                                        FACE
           DESCRIPTION              AMOUNT (000)   VALUE (000)

CORPORATE BONDS -- CONTINUED
    Universal City Florida
      Holdings 144A (B)
      7.493%, 05/01/10            $           30         $ 31
    Univision Communications
      3.875%, 10/15/08                        45           44
    Uno Restaurant 144A
      10.000%, 02/15/11                       25           25
    Verizon Communications
      6.360%, 04/15/06                        25           26
    Verizon Wireless Capital
      5.375%, 12/15/06                        55           56
    Washington Mutual Financial
      6.875%, 05/15/11                        40           45
    Wellpoint 144A
      5.000%, 12/15/14                        30           30
      3.750%, 12/14/07                        30           30
    Weyerhaeuser
      5.950%, 11/01/08                        30           32
    Wyeth
      5.500%, 02/01/14                        25           26
    Xcel Energy
      7.000%, 12/01/10                        35           39
                                                  ------------
Total Corporate Bonds
  (Cost $3,018)                                         2,986
                                                  ------------

U.S. TREASURY OBLIGATIONS -- 7.3%
    U.S. Treasury Bonds
      7.500%, 11/15/16                       100          129
      5.375%, 02/15/31                       335          378
    U.S. Treasury Notes
      5.750%, 08/15/10                       310          337
      4.625%, 05/15/06                       595          602
      4.250%, 08/15/14                       520          522
      4.000%, 02/15/15                       180          177
      3.375%, 09/15/09                       590          579
                                                  ------------
Total U.S. Treasury Obligations
  (Cost $2,701)                                         2,724
                                                  ------------

FOREIGN BONDS -- 2.4%
    Government of Netherlands EUR
      4.250%, 07/15/13                       639          882
                                                  ------------
Total Foreign Bonds
  (Cost $864)                                             882
                                                  ------------

ASSET-BACKED SECURITIES -- 0.8%

      HOME EQUITY LOANS -- 0.8%
      Citigroup Commercial
         Mortgage, Ser 2004-C2,
         Cl A3                                30           29
      GE Capital Commercial
         Mortgage, Ser 2004-C3,
            Cl A3                             45           45
      JP Morgan Chase CMO,
         Series: 2005-ldp1
         Class: A2                            90           91
      JP Morgan Chase Commercial
         Mortgage, Ser 2004-CBX,
         Cl A4                                70           70
      Residential Asset Mortgage
         Program, Ser 2004-RS12,
            Cl AI2                            35           35

                                        FACE
           DESCRIPTION              AMOUNT (000)   VALUE (000)

ASSET-BACKED SECURITIES -- 0.8%
      HOME EQUITY LOANS -- CONTINUED
      Wachovia Bank Commercial
         Mortgage Trust, 2003-c5
         A2                       $           40  $        38
                                                  ------------
                                                          308
                                                  ------------
Total Asset-Backed Securities
  (Cost $311)                                             308
                                                  ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS-- 0.2%
    Federal Home Loan Mortgage
      Corporation
      5.875%, 03/21/11                        30           32
    Federal National Mortgage
      Association
      5.125%, 01/02/14                        35           36
                                                  ------------
Total U.S. Government Agency Obligations
  (Cost $68)                                               68
                                                  ------------

REPURCHASE AGREEMENT -- 14.4%
  Deutsche Bank 2.94%, dated
    04/29/05, to be repurchased
    on 05/02/05, repurchase price
    $5,341,299 (collateralized by
    a U.S. Government obligation,
    par value $5,367,000, 4.25%,
    08/15/14; total market value
    $5,447,615) (A)                        5,340         5,340
                                                  ------------
Total Repurchase Agreement
  (Cost $5,340)                                         5,340
                                                  ------------

Total Investments (99.6%) ++
  (Cost $36,922)                                       36,920
                                                  ------------

Other Assets and Liabilities, Net (0.4%)                  152
                                                  ------------

Net Assets (100.0%)                               $    37,072
                                                  ============

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

OM Asset Allocation Balanced Portfolio
April 30, 2005 (unaudited)

 Cost figures are shown with "000's" omitted.
* Non-income producing security.
144A -- Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On April 30, 2005, the value of these securities amounted to approximately $820,000, representing 2.2% of net assets in the Portfolio.
(A) Tri-party repurchase agreement
(B) Variable rate security-- the rate reported is the rate as of April 30, 2005.
ADR -- American Depositary Receipt
Cl -- Class
CMO -- Collateralized Mortgage Obligation
EUR -- Euro
GDR -- Global Depositary Receipt
LLC -- Limited Liability Company
MTN -- Medium-Term Note
REITs -- Real Estate Investment Trusts
Ser -- Series
+ Securities are fair valued by the Board of Trustees as of April 30, 2005 (see the Portfolio's most recent semi-annual financial statements for more information on the Portfolio's policy regarding valuation of investments).
++ At April 30, 2005, the tax basis cost of the Portfolio's investments was $36,921,817 and the unrealized appreciation and depreciation were $801,960 and $803,533, respectively.

For information on the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual financial statements.

SCHEDULE OF INVESTMENTS

OM Asset Allocation Moderate Growth Portfolio
April 30, 2005 (unaudited)

           DESCRIPTION                 SHARES      VALUE (000)

COMMON STOCK -- 57.9%
    BASIC MATERIALS -- 2.3%
      AGRICULTURAL CHEMICALS -- 0.2%
      Agrium                               2,100  $        38
      Potash Corporation of
         Saskatchewan                        145           12
                                                  ------------
                                                           50
      BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS-- 0.0%
      USG*                                   250           10
                                                  ------------
      CHEMICALS-DIVERSIFIED -- 0.7%
      Dow Chemical                         1,213           55
      Lyondell Chemical                    2,424           61
      Nova Chemicals Corporation             800           26
      Olin                                 3,205           57
                                                  ------------
                                                          199
      CHEMICALS-PLASTICS -- 0.3%
      Spartech                             3,645           71
                                                  ------------
      CHEMICALS-SPECIALTY -- 0.0%
      Eastman Chemical                       165            9
                                                  ------------
      COAL -- 0.0%
      Peabody Energy                         260           11
                                                  ------------
      CONTAINERS-METAL/GLASS -- 0.0%
      Crown Holdings*                        650           10
                                                  ------------
      DIVERSIFIED MINERALS -- 0.1%
      Cia Vale do Rio Doce ADR             1,000           27
                                                  ------------
      INDUSTRIAL GASES -- 0.1%
      Air Products & Chemicals               125            7
      Airgas                                 550           12
                                                  ------------
                                                           19
      METAL-COPPER -- 0.1%
      Phelps Dodge                           360           31
                                                  ------------
      PAPER & RELATED PRODUCTS -- 0.3%
      International Paper                    861           30
      Neenah Paper*                        1,405           42
      Schweitzer-Mauduit
         International                       250            7
      Temple-Inland                          135            5
                                                  ------------
                                                           84
      PETROCHEMICALS -- 0.1%
      Reliance Industries GDR 144A         1,500           37
                                                  ------------
      STEEL-PRODUCERS -- 0.4%
      China Steel GDR                      1,100           23
      Nucor                                  650           33
      POSCO ADR                              600           27
      Schnitzer Steel Industries,
      Cl A                                   250            6
      Tenaris ADR                            500           29
                                                  ------------
                                                          118
                                                  ------------
    Total Basic Materials (Cost $ 730)                    676
                                                  ------------

           DESCRIPTION                 SHARES      VALUE (000)

COMMON STOCK -- CONTINUED
       CONSUMER CYCLICAL -- 8.3%
      APPAREL MANUFACTURERS -- 0.2%
      Carter's*                              645  $        24
      Coach*                                 800           22
      Polo Ralph Lauren                      350           12
                                                  ------------
                                                           58
      ATHLETIC FOOTWEAR -- 0.1%
      Nike, Cl B                             300           23
                                                  ------------
      AUDIO/VIDEO PRODUCTS -- 0.1%
      Harman International
      Industries                             130           10
      Tivo*                                3,020           17
                                                  ------------
                                                           27
      AUTO-CARS/LIGHT TRUCKS -- 0.2%
      Tata Motors ADR                      5,000           47
                                                  ------------
      AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL-- 0.2%
      BorgWarner                             325           15
      Johnson Controls                       608           33
                                                  ------------
                                                           48
      BROADCAST SERVICES/PROGRAMMING-- 0.1%
      Citadel Broadcasting*                  995           12
      Nexstar Broadcasting Group,
            Cl A*                          4,560           27
                                                  ------------
                                                           39
      BUILDING-RESIDENTIAL/COMMERCIAL-- 0.2%
      DR Horton                            1,297           39
      Lennar, Cl A                           235           12
      Pulte Homes                            220           16
                                                  ------------
                                                           67
      CABLE TV-- 0.5%
      EchoStar Communications,
            Cl A*                            610           17
      Insight Communications, Cl
      A*                                   2,930           33
      Mediacom Communications,
            Cl A*                         16,785           93
                                                  ------------
                                                          143
      CASINO SERVICES -- 0.3%
      Harrah's Entertainment                 500           33
      International Game
      Technology                           1,115           30
      MGM Mirage*                            110            8
      Scientific Games, Cl A*                800           17
                                                  ------------
                                                           88
      CRUISE LINES -- 0.4%
      Carnival                             1,981           97
      Royal Caribbean Cruises                225            9
                                                  ------------
                                                          106
      DISTRIBUTION/WHOLESALE -- 0.0%
      CDW                                    165            9
      Nuco2*                                 200            5
                                                  ------------
                                                           14
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

OM Asset Allocation Moderate Growth Portfolio
April 30, 2005 (unaudited)

           DESCRIPTION                 SHARES      VALUE (000)

COMMON STOCK -- CONTINUED
      ENTERTAINMENT SOFTWARE -- 0.2%
      Activision*                          2,793  $        40
      Electronic Arts*                       350           19
      THQ*                                   400           10
                                                  ------------
                                                           69
      FOOD-RETAIL -- 0.1%
      Cia Brasileira de
         Distribuicao Grupo Pao
         de Acucar ADR*                    1,100           22
                                                  ------------
      GAMBLING (NON-HOTEL) -- 0.0%
      Isle of Capri Casinos*                 350            8
                                                  ------------
      GOLF -- 0.0%
      Callaway Golf                          550            6
                                                  ------------
      HOTELS & MOTELS -- 0.5%
      Fairmont Hotels & Resorts               95            3
      Jameson Inns*                       20,055           31
      Lodgian*                             2,110           18
      Marriott International, Cl A           260           16
      Orient Express Hotels, Cl A            194            5
      Starwood Hotels & Resorts
         Worldwide                         1,117           61
                                                  ------------
                                                          134
      MOTORCYCLE/MOTOR SCOOTER -- 0.0%
      Harley-Davidson                        240           11
                                                  ------------
      MULTIMEDIA-- 0.6%
      Entravision Communications,
            Cl A*                          6,130           48
      EW Scripps, Cl A                       520           27
      Time Warner*                           650           11
      Walt Disney                          3,072           81
                                                  ------------
                                                          167
      PUBLISHING-BOOKS -- 0.2%
      Scholastic*                          2,005           70
                                                  ------------
      PUBLISHING-NEWSPAPERS -- 0.4%
      Gannett                                586           45
      Journal Register*                    3,085           49
      New York Times, Cl A                   380           13
      Tribune                                370           14
                                                  ------------
                                                          121
      PUBLISHING-PERIODICALS -- 0.2%
      Reader's Digest Association          4,045           69
                                                  ------------
      RADIO -- 0.7%
      Cumulus Media, Cl A*                 2,885           37
      Emmis Communications, Cl A*          3,770           58
      Radio One, Cl A*                     3,045           40
      Radio One, Cl D*                     1,295           17
      Spanish Broadcasting
         System, Cl A*                     5,360           45
      Westwood One*                          480            9
                                                  ------------
                                                          206
      RETAIL-APPAREL/SHOE -- 0.2%
      Charming Shoppes*                    1,450           11
      Childrens Place*                       500           19

           DESCRIPTION                 SHARES      VALUE (000)

COMMON STOCK -- CONTINUED
      RETAIL-APPAREL/SHOE -- CONTINUED
      JOS A Bank Clothiers*                  350  $        11
      Ross Stores                            440           12
      Urban Outfitters*                      190            8
                                                  ------------
                                                           61
      RETAIL-ARTS & CRAFTS -- 0.1%
      Michaels Stores                        800           27
                                                  ------------
      RETAIL-BEDDING -- 0.0%
      Bed Bath & Beyond*                     290           11
                                                  ------------
      RETAIL-BUILDING PRODUCTS -- 0.2%
      Home Depot                             679           24
      Lowe's                                 830           43
                                                  ------------
                                                           67
      RETAIL-CONVENIENCE STORE -- 0.1%
      7-Eleven*                              600           14
                                                  ------------
      RETAIL-DISCOUNT -- 0.6%
      Costco Wholesale                       215            9
      Dollar General                       1,908           39
      Family Dollar Stores                 1,010           27
      Target                                 330           15
      Wal-Mart Stores                      2,080           98
                                                  ------------
                                                          188
      RETAIL-DRUG STORE -- 0.1%
      CVS                                    360           19
      Walgreen                               420           18
                                                  ------------
                                                           37
      RETAIL-HYPERMARKETS -- 0.2%
      Walmart de Mexico ADR, Cl V          1,600           59
                                                  ------------
      RETAIL-JEWELRY -- 0.1%
      Tiffany                                495           15
                                                  ------------
      RETAIL-OFFICE SUPPLIES -- 0.2%
      OfficeMax                              640           21
      Staples                              1,215           23
                                                  ------------
                                                           44
      RETAIL-PAWN SHOPS -- 0.0%
      Cash America International             350            5
      Ezcorp, Cl A*                          550            7
                                                  ------------
                                                           12
      RETAIL-PET FOOD & SUPPLIES -- 0.0%
      Petco Animal Supplies*                 435           14
                                                  ------------
      RETAIL-PETROLEUM PRODUCTS -- 0.1%
      World Fuel Services                    700           17
                                                  ------------
      RETAIL-REGIONAL DEPARTMENT STORE-- 0.2%
      Kohl's*                                340           16
      Neiman-Marcus Group, Cl A              300           30
                                                  ------------
                                                           46
      RETAIL-RESTAURANTS -- 0.3%
      O'Charleys*                            400            8
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

OM Asset Allocation Moderate Growth Portfolio
April 30, 2005 (unaudited)

           DESCRIPTION                 SHARES      VALUE (000)

COMMON STOCK -- CONTINUED
      RETAIL-RESTAURANTS -- CONTINUED
      Starbucks*                             220  $        11
      Wendy's International                1,656           71
                                                  ------------
                                                           90
      RETAIL-VIDEO RENTAL -- 0.2%
      Blockbuster, Cl A                    4,975           49
      Movie Gallery                          400           11
                                                  ------------
                                                           60
      TELEVISION-- 0.3%
      Sinclair Broadcast Group,
      Cl A                                10,310           79
      Univision Communications,
            Cl A*                            445           12
                                                  ------------
                                                           91
      THEATERS -- 0.0%
      Carmike Cinemas                        200            7
                                                  ------------
      TOYS -- 0.2%
      Mattel                               3,637           66
                                                  ------------
    Total Consumer Cyclical (Cost $ 2,565)              2,469
                                                  ------------
    CONSUMER NON-CYCLICAL -- 3.0%
      AGRICULTURAL OPERATIONS -- 0.3%
      Delta & Pine Land                    1,370           35
      Monsanto                               290           17
      Tejon Ranch*                         1,115           49
                                                  ------------
                                                          101
      BEVERAGES-NON-ALCOHOLIC -- 0.1%
      Pepsi Bottling Group                   674           20
      PepsiCo                                310           17
                                                  ------------
                                                           37
      BREWERY -- 0.2%
      Molson Coors Brewing, Cl B             500           31
      Quilmes Industrial ADR*              1,400           33
                                                  ------------
                                                           64
      CONSUMER PRODUCTS-MISCELLANEOUS-- 0.2%
      Fortune Brands                         662           56
      Fossil*                                265            6
                                                  ------------
                                                           62
      COSMETICS & TOILETRIES -- 0.2%
      Avon Products                          325           13
      Estee Lauder, Cl A                     180            7
      Gillette                               151            8
      Procter & Gamble                       741           40
                                                  ------------
                                                           68
      FOOD-DAIRY PRODUCTS -- 0.3%
      Dean Foods*                          2,088           72
                                                  ------------
      FOOD-FLOUR & GRAIN -- 0.0%
      Archer-Daniels-Midland                 263            5
                                                  ------------
      FOOD-MEAT PRODUCTS -- 0.2%
      Smithfield Foods*                    1,600           48
                                                  ------------

           DESCRIPTION                 SHARES      VALUE (000)

COMMON STOCK -- CONTINUED
      FOOD-MISCELLANEOUS/DIVERSIFIED -- 0.2%
      ConAgra Foods                        1,854  $        49
      Sara Lee                               497           11
                                                  ------------
                                                           60
      OFFICE SUPPLIES & FORMS -- 0.0%
      Avery Dennison                         215           11
                                                  ------------
      POULTRY -- 0.1%
      Pilgrim's Pride                        800           29
      Sanderson Farms                        350           13
                                                  ------------
                                                           42
      TOBACCO -- 1.2%
      Altria Group                         2,073          135
      Imperial Tobacco Group ADR           1,940          112
      UST                                  2,025           93
                                                  ------------
                                                          340
                                                  ------------
    Total Consumer Non-Cyclical (Cost $ 923)              910
                                                  ------------
    ENERGY -- 5.4%
      COAL -- 0.1%
      Arch Coal                              200            9
      Consol Energy                          800           34
                                                  ------------
                                                           43
      OIL & GAS DRILLING -- 0.5%
      Atwood Oceanics*                       260           15
      ENSCO International                    410           13
      GlobalSantaFe                          260            9
      Nabors Industries*                     220           12
      Precision Drilling*                    600           43
      Pride International*                   470           11
      Rowan*                                 505           13
      Todco, Cl A*                           405            9
      Transocean*                            280           13
                                                  ------------
                                                          138
      OIL COMPANIES-EXPLORATION & PRODUCTION-- 0.9%
      Berry Petroleum, Cl A                  350           16
      Cimarex Energy*                        850           30
      Encana                                 466           30
      Houston Exploration*                   200           10
      Magnum Hunter Resources*               750           11
      Meridian Resource*                   4,485           18
      Murphy Oil                             500           45
      Newfield Exploration*                  500           36
      Noble Energy                            10            1
      Penn Virginia                          250           10
      Pogo Producing                          95            4
      PTT Exploration and
            Production ADR                 1,200           21
      Stone Energy*                          540           24
      Unit*                                  250           10
      Unocal                                  37            2
                                                  ------------
                                                          268
      OIL COMPANIES-INTEGRATED -- 2.6%
      Amerada Hess                           233           22
      BP ADR                               1,897          116
      ChevronTexaco                        1,829           95
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

OM Asset Allocation Moderate Growth Portfolio
April 30, 2005 (unaudited)

           DESCRIPTION                 SHARES      VALUE (000)

COMMON STOCK -- CONTINUED
      OIL COMPANIES-INTEGRATED -- CONTINUED
      China Petroleum & Chemical
         ADR                                 600  $        23
      ConocoPhillips                       1,984          208
      Exxon Mobil                            684           39
      LUKOIL ADR                             200           27
      Marathon Oil                           703           33
      Occidental Petroleum                 2,737          189
      Petroleo Brasileiro ADR                600           25
                                                  ------------
                                                          777
      OIL FIELD MACHINERY & EQUIPMENT-- 0.1%
      Maverick Tube*                         350           10
      National Oilwell Varco*                220            9
      Smith International                    250           15
                                                  ------------
                                                           34
      OIL REFINING & MARKETING -- 0.3%
      Frontier Oil                           645           27
      Giant Industries*                      300            8
      Tesoro*                                400           15
      Valero Energy                          500           34
                                                  ------------
                                                           84
      OIL-FIELD SERVICES -- 0.4%
      BJ Services                            320           16
      Cal Dive International*                445           20
      Core Laboratories*                     995           23
      Schlumberger                           260           18
      Tidewater                              240            8
      W-H Energy Services*                 1,195           26
      Weatherford International*              95            5
                                                  ------------
                                                          116
      PIPELINES -- 0.5%
      China Gas Holdings ADR*                400           35
      El Paso                              1,905           19
      National Fuel Gas                    1,150           31
      Questar                                800           47
      Williams                               505            9
                                                  ------------
                                                          141
                                                  ------------
    Total Energy (Cost $ 1,613)                         1,601
                                                  ------------
    FINANCIAL -- 14.1%
      COMMERCIAL BANKS NON-US -- 0.3%
      ABSA Group ADR                         500           13
      Bank Hapoalim GDR                    1,900           32
      Bbva Banco Frances Sa ADR            2,600           16
      Kookmin Bank ADR                       700           30
                                                  ------------
                                                           91
      COMMERCIAL BANKS-CENTRAL US-- 0.1%
      Texas Regional Bancshares,
            Cl A                             250            7
      Wintrust Financial                     250           12
                                                  ------------
                                                           19
      COMMERCIAL BANKS-EASTERN US -- 0.2%
      Commerce Bancorp/NJ                    995           28

           DESCRIPTION                 SHARES      VALUE (000)

COMMON STOCK -- CONTINUED
      COMMERCIAL BANKS-EASTERN US-- CONTINUED
      Signature Bank/New York NY*            855  $        21
                                                  ------------
                                                           49
      COMMERCIAL BANKS-SOUTHERN US-- 0.2%
      Colonial BancGroup                   1,950           43
      Oriental Financial Group               520            7
                                                  ------------
                                                           50
      COMMERCIAL BANKS-WESTERN US -- 0.1%
      CVB Financial                          487            9
      Hanmi Financial                        500            7
      UCBH Holdings                        1,070           17
                                                  ------------
                                                           33
      DIVERSIFIED FINANCIAL SERVICES -- 0.1%
      E Sun Financial Holdings
      GDR*                                 1,100           21
                                                  ------------
      FINANCE-CONSUMER LOANS -- 0.9%
      Asta Funding                           250            5
      Collegiate Funding
            Services LLC*                  5,400           84
      Portfolio Recovery
      Associates*                          1,120           40
      SLM                                  2,450          117
      World Acceptance*                      400           10
                                                  ------------
                                                          256
      FINANCE-CREDIT CARD -- 0.5%
      Capital One Financial                  290           21
      MBNA                                 4,092           81
      Metris*                                970           12
      Providian Financial*                 2,313           38
                                                  ------------
                                                          152
      FINANCE-INVESTMENT BANKER/BROKER-- 0.9%
      Bear Stearns                           331           31
      Citigroup                            3,425          161
      GFI Group*                             660           15
      Goldman Sachs Group                    410           44
      Lehman Brothers Holdings               294           27
                                                  ------------
                                                          278
      FINANCE-MORTGAGE LOAN/BANKER-- 0.4%
      Countrywide Credit Industry          2,031           74
      Fannie Mae                             543           29
                                                  ------------
                                                          103
      FINANCE-OTHER SERVICES -- 0.4%
      Asset Acceptance Capital*            2,610           53
      MarketAxess Holdings*                5,025           62
                                                  ------------
                                                          115
      FINANCIAL GUARANTEE INSURANCE-- 0.2%
      MGIC Investment                      1,094           65
                                                  ------------
      INSURANCE BROKERS -- 0.3%
      Brown & Brown                          750           33
      Hilb Rogal & Hobbs                     400           14
      USI Holdings*                        3,735           42
                                                  ------------
                                                           89
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

OM Asset Allocation Moderate Growth Portfolio
April 30, 2005 (unaudited)

           DESCRIPTION                 SHARES      VALUE (000)

COMMON STOCK -- CONTINUED
      INVESTMENT MANAGEMENT/ADVISORY SERVICES-- 0.2%
      Affiliated Managers Group*             585  $        37
      Federated Investors, Cl B              475           13
                                                  ------------
                                                           50
      LIFE/HEALTH INSURANCE -- 0.9%
      Ceres Group*                           750            4
      China Life Insurance ADR*              900           24
      Cigna                                1,622          149
      KMG America*                         5,890           54
      Lincoln National                       260           12
      UnumProvident                        1,450           24
                                                  ------------
                                                          267
      MULTI-LINE INSURANCE -- 1.1%
      Allmerica Financial*                   835           28
      Allstate                             2,163          122
      American International Group           160            8
      Assurant                               135            4
      Hartford Financial
            Services Group                 1,076           78
      XL Capital, Cl A                     1,318           93
                                                  ------------
                                                          333
      OIL-US ROYALTY TRUSTS -- 0.0%
      TEL Offshore Trust                       5           --
                                                  ------------
      PROPERTY/CASUALTY INSURANCE -- 0.4%
      EMC Insurance Group                  1,990           35
      Fidelity National Financial            280            9
      FPIC Insurance Group*                  300            8
      Philadelphia Consolidated
         Holding*                            200           15
      PMA Capital, Cl A*                   1,100            8
      Safeco                                 800           42
      Selective Insurance Group              250           11
                                                  ------------
                                                          128
      REAL ESTATE MANAGEMENT/SERVICES -- 0.3%
      CB Richard Ellis Group, Cl
      A*                                   1,365           47
      Jones Lang LaSalle*                    300           11
      Trammell Crow*                       1,060           23
                                                  ------------
                                                           81
      REAL ESTATE OPERATION/DEVELOPMENT-- 0.2%
      Brookfield Properties                1,062           27
      Irsa GDR*                            1,400           16
      St Joe                                 165           11
                                                  ------------
                                                           54
      REINSURANCE -- 0.5%
      Aspen Insurance Holdings               365           10
      Axis Capital Holdings                  760           20
      Odyssey Re Holdings                    270            6
      PartnerRe                              650           38
      PXRE Group                           1,695           40
      Renaissancere Holdings                 800           36
                                                  ------------
                                                          150
      REITS -- 0.1%
      Eastgroup Properties                   240            9
      Equity Lifestyle Properties            344           13

           DESCRIPTION                 SHARES      VALUE (000)

COMMON STOCK -- CONTINUED
      REITS -- CONTINUED
      Equity One                             406  $         8
                                                  ------------
                                                           30
      REITS-APARTMENTS -- 0.5%
      AvalonBay Communities                  396           29
      BRE Properties, Cl A                   496           18
      Camden Property Trust                  402           20
      Equity Residential                   1,425           49
      GMH Communities Trust*               1,069           13
      Home Properties of New York            533           22
                                                  ------------
                                                          151
      REITS-DIVERSIFIED -- 0.0%
      Correctional Properties
      Trust                                  150            4
      Washington Real Estate
         Investment Trust                    298            9
                                                  ------------
                                                           13
      REITS-HOTELS -- 0.7%
      Ashford Hospitality Trust            2,385           25
      Host Marriott                        3,115           52
      LaSalle Hotel Properties               953           29
      MeriStar Hospitality*               14,880          102
      Strategic Hotel Capital                371            5
                                                  ------------
                                                          213
      REITS-MORTGAGE -- 0.2%
      HomeBanc Corp/Atlanta GA             7,820           68
                                                  ------------
      REITS-OFFICE PROPERTY -- 1.2%
      Alexandria Real Estate
      Equities                               253           17
      American Financial Realty
      Trust                                1,420           22
      Arden Realty                           524           19
      BioMed Realty Trust                    484           10
      Boston Properties                    1,297           86
      Capital Automotive REIT                600           20
      Colonial Properties Trust              132            5
      Corporate Office Properties
         Trust                               300            8
      Duke Realty                            698           21
      HRPT Properties Trust                1,135           13
      Lexington Corporate
            Properties Trust                 381            9
      Liberty Property Trust                 398           16
      Mack-Cali Realty                       381           17
      Parkway Properties/MD                  300           14
      Prentiss Properties Trust              211            7
      PS Business Parks                      242           10
      Vornado Realty Trust                   750           57
                                                  ------------
                                                          351
      REITS-REGIONAL MALLS -- 0.4%
      CBL & Associates Properties            508           39
      Mills                                   34            2
      Simon Property Group                 1,287           85
                                                  ------------
                                                          126
      REITS-SHOPPING CENTERS -- 0.4%
      Developers Diversified
      Realty                                 657           28
      Pan Pacific Retail
      Properties                             557           34
      Realty Income                          540           13
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

OM Asset Allocation Moderate Growth Portfolio
April 30, 2005 (unaudited)

           DESCRIPTION                 SHARES      VALUE (000)

COMMON STOCK -- CONTINUED
      REITS-SHOPPING CENTERS -- CONTINUED
      Regency Centers                        603  $        32
      Tanger Factory Outlet
      Centers                                491           11
      Weingarten Realty Investors            358           13
                                                  ------------
                                                          131
      REITS-STORAGE -- 0.2%
      Public Storage                         714           42
      U-Store-It Trust*                      523            9
                                                  ------------
                                                           51
      REITS-WAREHOUSE/INDUSTRIAL -- 0.2%
      Catellus Development                 1,200           33
      Prologis                               683           27
                                                  ------------
                                                           60
      S&L/THRIFTS-CENTRAL US -- 0.1%
      Franklin Bank/Houston TX*            2,535           43
                                                  ------------
      S&L/THRIFTS-EASTERN US -- 0.2%
      Dime Community Bancshares              400            6
      NewAlliance Bancshares               2,670           35
      WSFS Financial                         100            5
                                                  ------------
                                                           46
      S&L/THRIFTS-SOUTHERN US -- 0.1%
      BankAtlantic Bancorp, Cl A           1,740           30
      Ocwen Financial*                       700            5
                                                  ------------
                                                           35
      S&L/THRIFTS-WESTERN US -- 0.5%
      Washington Federal                   1,625           36
      Washington Mutual                    2,528          105
                                                  ------------
                                                          141
      SUPER-REGIONAL BANKS-US -- 1.1%
      Bank of America                      3,872          174
      Wachovia                             1,039           53
      Wells Fargo                          1,865          112
                                                  ------------
                                                          339
                                                  ------------
    Total Financial (Cost $ 4,171)                      4,182
                                                  ------------
    HEALTH CARE -- 7.8%
      DENTAL SUPPLIES & EQUIPMENT -- 0.1%
      Align Technology*                    1,050            9
      Dentsply International                 500           27
                                                  ------------
                                                           36
      DIAGNOSTIC EQUIPMENT -- 0.1%
      Cytyc*                                 605           13
      Gen-Probe*                             190           10
                                                  ------------
                                                           23
      DISPOSABLE MEDICAL PRODUCTS -- 0.1%
      C.R. Bard                              250           18
      ICU Medical*                           725           26
                                                  ------------
                                                           44

           DESCRIPTION                 SHARES      VALUE (000)

COMMON STOCK -- CONTINUED
      HEALTH CARE COST CONTAINMENT -- 0.2%
      McKesson                             1,544  $        57
                                                  ------------
      HOSPITAL BEDS/EQUIPMENT -- 0.1%
      Hillenbrand Industries                  95            5
      Kinetic Concepts*                      210           13
                                                  ------------
                                                           18
      MEDICAL INSTRUMENTS -- 0.5%
      Boston Scientific*                     630           19
      Guidant                                467           34
      St. Jude Medical*                    1,350           53
      Symmetry Medical*                    1,830           31
                                                  ------------
                                                          137
      MEDICAL LABS & TESTING SERVICES-- 0.2%
      Covance*                               750           34
      Quest Diagnostics                      170           18
                                                  ------------
                                                           52
      MEDICAL PRODUCTS -- 1.3%
      Baxter International                 2,451           91
      Becton Dickinson                       270           16
      Biomet                                 270           10
      Cooper                                 235           16
      Henry Schein*                          235            9
      Inamed*                                180           11
      Johnson & Johnson                    2,231          153
      Stryker                                250           12
      Varian Medical Systems*                200            7
      Zimmer Holdings*                       640           52
                                                  ------------
                                                          377
      MEDICAL-BIOMEDICAL/GENETIC -- 0.5%
      Amgen*                                 260           15
      Applera Corp-- Celera
         Genomics Group*                   3,335           31
      Bio-Rad Laboratories, Cl A*            150            7
      Charles River Laboratories
         International*                      270           13
      Genentech*                             710           50
      Genzyme*                               270           16
      Georgia Gulf                           250            9
      Protein Design Labs*                 1,040           19
                                                  ------------
                                                          160
      MEDICAL-DRUGS -- 1.2%
      Abbott Laboratories                    250           12
      Bristol-Myers Squibb                 2,835           74
      Forest Laboratories*                   512           18
      Pfizer                               4,144          113
      Priority Healthcare, Cl B*           1,185           27
      Schering-Plough                      3,741           78
      Wyeth                                  874           39
                                                  ------------
                                                          361
      MEDICAL-GENERIC DRUGS -- 1.0%
      Barr Pharmaceuticals*                  380           20
      Eon Labs*                            1,820           54
      Perrigo                              2,810           51
      Teva Pharmaceutical
            Industries ADR                 4,920          154
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

OM Asset Allocation Moderate Growth Portfolio
April 30, 2005 (unaudited)

           DESCRIPTION                 SHARES      VALUE (000)

COMMON STOCK -- CONTINUED
      MEDICAL-GENERIC DRUGS -- CONTINUED
      Watson Pharmaceuticals*                600  $        18
                                                  ------------
                                                          297
      MEDICAL-HMO -- 1.0%
      Pacificare Health Systems*             870           52
      Sierra Health Services*                200           13
      UnitedHealth Group                     760           72
      WellCare Health Plans*                 270            8
      WellPoint*                           1,194          152
                                                  ------------
                                                          297
      MEDICAL-HOSPITALS -- 0.2%
      Community Health Systems*            1,100           40
      Tenet Healthcare*                      500            6
      Triad Hospitals*                       335           17
                                                  ------------
                                                           63
      MEDICAL-NURSING HOMES -- 0.1%
      Genesis HealthCare*                    810           32
                                                  ------------
      MEDICAL-OUTPATIENT/HOME MEDICAL-- 0.1%
      Amedisys*                              450           14
      Lincare Holdings*                      335           14
                                                  ------------
                                                           28
      MEDICAL-WHOLESALE DRUG DISTRIBUTORS-- 0.3%
      AmerisourceBergen                      550           34
      Cardinal Health                      1,197           66
                                                  ------------
                                                          100
      OPTICAL SUPPLIES -- 0.2%
      Alcon                                  490           48
                                                  ------------
      PHARMACY SERVICES -- 0.3%
      Accredo Health*                      1,120           51
      Caremark Rx*                           950           38
                                                  ------------
                                                           89
      RESPIRATORY PRODUCTS -- 0.1%
      Respironics*                           300           19
                                                  ------------
      THERAPEUTICS -- 0.2%
      CV Therapeutics*                       710           14
      Gilead Sciences*                     1,070           40
      Vicuron Pharmaceuticals*               515            8
                                                  ------------
                                                           62
      VETERINARY DIAGNOSTICS -- 0.0%
      VCA Antech*                            500           12
                                                  ------------
    Total Health Care (Cost $ 2,204)                    2,312
                                                  ------------
    INDUSTRIAL -- 5.1%
      AEROSPACE/DEFENSE -- 0.6%
      Armor Holdings*                        840           30
      Boeing                                 693           41
      Curtiss-Wright                         150            8
      Lockheed Martin                        684           42
      Rockwell Collins                       530           24

           DESCRIPTION                 SHARES      VALUE (000)

COMMON STOCK -- CONTINUED
      AEROSPACE/DEFENSE -- CONTINUED
      Teledyne Technologies*               1,545  $        47
                                                  ------------
                                                          192
      AEROSPACE/DEFENSE-EQUIPMENT -- 0.2%
      Alliant Techsystems*                   645           45
      BE Aerospace*                          735            9
                                                  ------------
                                                           54
      AIRLINES -- 0.1%
      Southwest Airlines                   1,775           26
                                                  ------------
      BATTERIES/BATTERY SYSTEMS -- 0.2%
      Wilson Greatbatch
      Technologies*                        2,800           54
                                                  ------------
      BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS-- 0.2%
      Dycom Industries*                    1,190           28
      Insituform Technologies, ClA*        1,430           21
                                                  ------------
                                                           49
      BUILDING PRODUCTS-CEMENT/AGGREGATE-- 0.1%
      Lafarge North America                  650           36
      Texas Industries                       150            7
                                                  ------------
                                                           43
      BUILDING-HEAVY CONSTRUCTION -- 0.1%
      Chicago Bridge & Iron                  900           20
      Washington Group
         International*                      435           18
                                                  ------------
                                                           38
      CONTAINERS-PAPER/PLASTIC -- 0.1%
      Sealed Air*                            650           31
                                                  ------------
      DIVERSIFIED MANUFACTURING OPERATIONS-- 0.8%
      Actuant, Cl A*                         250           11
      Brink's                              1,975           64
      Danaher                                140            7
      ESCO Technologies*                     200           15
      General Electric                       840           30
      Honeywell International              1,119           40
      Trinity Industries                     520           12
      Tyco International                   2,136           67
                                                  ------------
                                                          246
      ELECTRIC PRODUCTS-MISCELLANEOUS-- 0.6%
      Emerson Electric                     1,296           81
      LG Electronics GDR 144A              1,300           24
      Samsung Electronics GDR 144A           260           59
                                                  ------------
                                                          164
      ELECTRONIC MEASURING INSTRUMENTS-- 0.1%
      Flir Systems*                        1,095           29
      Garmin                                 260           10
                                                  ------------
                                                           39
      ELECTRONICS-MILITARY -- 0.1%
      EDO                                    855           26
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

OM Asset Allocation Moderate Growth Portfolio
April 30, 2005 (unaudited)

           DESCRIPTION                 SHARES      VALUE (000)

COMMON STOCK -- CONTINUED
      ELECTRONICS-MILITARY -- CONTINUED
      Engineered Support Systems             375  $        13
                                                  ------------
                                                           39
      ENGINEERING/R&D SERVICES -- 0.1%
      Shaw Group*                          1,915           35
                                                  ------------
      ENGINES-INTERNAL COMBUSTION -- 0.1%
      Cummins                                402           27
                                                  ------------
      FILTRATION/SEPARATION PRODUCTS-- 0.0%
      Clarcor                                200           10
                                                  ------------
      GOLD MINING -- 0.2%
      AngloGold ADR                          600           19
      Goldcorp                             2,300           30
      Royal Gold                             250            5
                                                  ------------
                                                           54
      HAZARDOUS WASTE DISPOSAL -- 0.0%
      Stericycle*                            180            9
                                                  ------------
      INDUSTRIAL AUTOMATION/ROBOT -- 0.0%
      Rockwell Automation                    250           12
                                                  ------------
      INSTRUMENTS-SCIENTIFIC -- 0.1%
      Applera Corp - Applied
         Biosystems Group                    855           18
                                                  ------------
      MACHINERY-CONSTRUCTION & MINING-- 0.2%
      Joy Global                             675           23
      Terex*                                 750           28
                                                  ------------
                                                           51
      MACHINERY-FARM -- 0.1%
      CNH Global*                          1,700           31
                                                  ------------
      MACHINERY-GENERAL INDUSTRY -- 0.1%
      Westinghouse Air Brake
         Technologies                      1,050           21
                                                  ------------
      METAL PROCESSORS & FABRICATORS-- 0.1%
      Precision Castparts                    305           22
                                                  ------------
      NON-HAZARDOUS WASTE DISPOSAL-- 0.1%
      WCA Waste*                           4,130           38
                                                  ------------
      POWER CONVERSION/SUPPLY EQUIPMENT-- 0.3%
      American Power Conversion            3,628           88
                                                  ------------
      TOOLS-HAND HELD -- 0.3%
      Black & Decker                         182           15
      Stanley Works                        1,573           68
                                                  ------------
                                                           83
      TRANSPORT-EQUIPMENT & LEASNG-- 0.1%
      GATX                                   650           21
                                                  ------------
      WIRE & CABLE PRODUCTS -- 0.1%
      General Cable*                       2,570           31
                                                  ------------
    Total Industrial (Cost $ 1,560)                     1,526
                                                  ------------

           DESCRIPTION                 SHARES      VALUE (000)

COMMON STOCK -- CONTINUED
    SERVICES -- 2.3%
      ADVERTISING AGENCIES -- 0.0%
      Interpublic Group*                   1,030  $        13
                                                  ------------
      ADVERTISING SERVICES -- 0.1%
      Getty Images*                          220           16
                                                  ------------
      COMMERCIAL SERVICES -- 0.2%
      Alliance Data Systems*                 460           19
      ChoicePoint*                           445           17
      Quanta Services*                     1,595           13
                                                  ------------
                                                           49
      COMMERCIAL SERVICES-FINANCE -- 0.1%
      H&R Block                               93            5
      Paychex                                360           11
      Wright Express*                      1,105           18
                                                  ------------
                                                           34
      COMPUTER SERVICES -- 0.6%
      Affiliated Computer
      Services,
            Cl A*                            716           34
      Anteon International*                  380           16
      Cognizant Technology
         Solutions, Cl A*                  1,465           62
      DST Systems*                           275           12
      Manhattan Associates*                2,790           53
                                                  ------------
                                                          177
      CONSULTING SERVICES -- 0.0%
      UnitedGlobalCom, Cl A*               1,480           13
                                                  ------------
      E-COMMERCE/SERVICES -- 0.2%
      eBay*                                1,110           36
      Monster Worldwide*                     400            9
      Napster*                             2,835           16
                                                  ------------
                                                           61
      HUMAN RESOURCES -- 0.1%
      Medical Staffing Network
         Holdings*                         3,055           17
                                                  ------------
      RENTAL AUTO/EQUIPMENT -- 0.1%
      Aaron Rents                            750           16
      Rent-A-Center*                         950           23
                                                  ------------
                                                           39
      RESEARCH & DEVELOPMENT -- 0.2%
      Pharmaceutical Product
         Development*                        350           16
      PRA International*                   2,135           54
                                                  ------------
                                                           70
      SCHOOLS -- 0.2%
      Apollo Group, Cl A*                    610           44
      Education Management*                  245            7
      Strayer Education                       75            8
                                                  ------------
                                                           59
      TELEPHONE-INTEGRATED -- 0.5%
      AT&T                                   110            2
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

OM Asset Allocation Moderate Growth Portfolio
April 30, 2005 (unaudited)

           DESCRIPTION                 SHARES      VALUE (000)

COMMON STOCK -- CONTINUED
      TELEPHONE-INTEGRATED -- CONTINUED
      Tele Norte Leste
            Participacoes ADR              1,700  $        25
      Telefonos De Mexico ADR, Cl
      L                                      800           27
      Valor Communications Group           2,875           39
      Verizon Communications               1,311           47
                                                  ------------
                                                          140
                                                  ------------
    Total Services (Cost $ 724)                           688
                                                  ------------
    TECHNOLOGY -- 7.0%
      APPLICATIONS SOFTWARE -- 0.5%
      Citrix Systems*                        570           13
      Infosys Technologies ADR               420           25
      Intuit*                                395           16
      Microsoft                            1,754           44
      Pinnacle Systems*                    1,760            9
      Quest Software*                        955           11
      Satyam Computer
            Services ADR                   1,280           27
      Wipro ADR                              350            7
                                                  ------------
                                                          152
      B2B/E-COMMERCE -- 0.0%
      webMethods*                          2,480           12
                                                  ------------
      CELLULAR TELECOMMUNICATIONS -- 0.6%
      America Movil ADR, Cl L*               300           15
      China Mobile (Hong Kong) ADR         1,800           32
      Mobile Telesystems ADR                 700           23
      Nextel Communications, Cl A*         1,825           51
      Nextel Partners, Cl A*               1,265           30
      NII Holdings*                          400           20
                                                  ------------
                                                          171
      COMPUTER AIDED DESIGN -- 0.2%
      Ansys*                                 450           14
      Autodesk                             1,296           41
      Parametric Technology*               3,455           18
                                                  ------------
                                                           73
      COMPUTERS -- 0.3%
      Apple Computer*                      1,259           45
      Dell*                                  631           22
      Hewlett-Packard                        584           12
                                                  ------------
                                                           79
      COMPUTERS-INTEGRATED SYSTEMS-- 0.1%
      MTS Systems                            550           16
                                                  ------------
      COMPUTERS-MEMORY DEVICES -- 0.2%
      EMC Corp/Massachusetts*              1,400           18
      Network Appliance*                     700           19
      Quantum-DLT & Storage*               3,245            8
      Western Digital*                     1,440           18
                                                  ------------
                                                           63
      DATA PROCESSING/MANAGEMENT -- 0.2%
      Certegy                                 40            1
      Dun & Bradstreet*                      145            9
      MoneyGram International                405            8
      NAVTEQ*                                135            5

           DESCRIPTION                 SHARES      VALUE (000)

COMMON STOCK -- CONTINUED
      DATA PROCESSING/MANAGEMENT -- CONTINUED
      SEI Investments                        495  $        16
      Veritas Software*                    1,550           32
                                                  ------------
                                                           71
      DECISION SUPPORT SOFTWARE -- 0.1%
      Cognos*                                340           13
      NetIQ*                               2,560           27
                                                  ------------
                                                           40
      ELECTRONIC COMPONENTS-MISCELLANEOUS-- 0.4%
      Celestica*                           1,305           15
      CTS                                  1,890           20
      Flextronics International*             825            9
      Hon Hai Precision GDR 144A           4,700           45
      Jabil Circuit*                         600           16
      NAM TAI Electronics                    300            7
      Sypris Solutions                       250            3
                                                  ------------
                                                          115
      ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 0.9%
      Broadcom, Cl A*                      1,070           32
      Fairchild Semiconductor
         International*                      230            3
      Integrated Silicon
      Solutions*                           4,280           28
      Intel                                3,485           82
      International Rectifier*               280           12
      Intersil, Cl A                         335            6
      MEMC Electronic Materials*           2,100           25
      Nvidia*                                660           14
      QLogic*                                800           27
      Xilinx                                 370           10
      Zoran*                               2,035           21
                                                  ------------
                                                          260
      ELECTRONIC DESIGN AUTOMATION-- 0.0%
      Cadence Design Systems*                380            5
                                                  ------------
      ELECTRONIC FORMS -- 0.0%
      Adobe Systems                          255           15
                                                  ------------
      ENTERPRISE SOFTWARE/SERVICES-- 0.6%
      Ascential Software*                    900           17
      Informatica*                         4,420           34
      MicroStrategy, Cl A*                   215            9
      Oracle*                              7,251           84
      SAP ADR                                640           25
                                                  ------------
                                                          169
      IDENTIFICATION SYSTEMS/DEVELOPMENT-- 0.0%
      Fargo Electronics*                     650            9
                                                  ------------
      INTERNET APPLICATION SOFTWARE-- 0.1%
      Verity*                              2,015           17
                                                  ------------
      INTERNET INFRASTRUCTURE EQUIPMENT-- 0.1%
      Avocent*                             1,095           28
                                                  ------------
      INTERNET INFRASTRUCTURE SOFTWARE-- 0.1%
      Radware Limited*                       800           18
                                                  ------------
      INTERNET SECURITY -- 0.2%
      Symantec*                            2,020           38
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

OM Asset Allocation Moderate Growth Portfolio
April 30, 2005 (unaudited)

           DESCRIPTION                 SHARES      VALUE (000)

COMMON STOCK -- CONTINUED
      INTERNET SECURITY -- CONTINUED
      VeriSign*                              345  $         9
                                                  ------------
                                                           47
      NETWORKING PRODUCTS -- 0.4%
      Cisco Systems*                       4,926           85
      Foundry Networks*                    3,120           26
      Juniper Networks*                      330            8
                                                  ------------
                                                          119
      OFFICE AUTOMATION & EQUIPMENT-- 0.1%
      Pitney Bowes                           671           30
                                                  ------------
      SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS-- 0.3%
      Integrated Circuit Systems*            345            6
      Integrated Device
      Technology*                          1,290           14
      Maxim Integrated Products              230            9
      Standard Microsystems*               1,290           18
      Taiwan Semiconductor
         Manufacturing ADR                 3,400           29
      United Microelectronics ADR*         3,815           13
                                                  ------------
                                                           89
      SEMICONDUCTOR EQUIPMENT -- 0.0%
      Applied Materials*                     570            9
                                                  ------------
      SOFTWARE TOOLS -- 0.1%
      Borland Software*                    4,435           26
                                                  ------------
      TELECOMMUNICATIONS EQUIPMENT-- 0.1%
      Comtech Telecommunications*            250            9
      Comverse Technology*                   810           18
      Plantronics                             90            3
                                                  ------------
                                                           30
      TELECOMMUNICATIONS SERVICES -- 0.5%
      Amdocs*                              2,680           72
      Iowa Telecommunications
         Services                          1,590           30
      Shin ADR                            11,000           42
                                                  ------------
                                                          144
      WEB HOSTING/DESIGN -- 0.1%
      Macromedia*                            505           20
                                                  ------------
      WEB PORTALS/ISP -- 0.4%
      Google, Cl A*                          220           48
      Yahoo!*                              1,910           66
                                                  ------------
                                                          114
      WIRELESS EQUIPMENT -- 0.4%
      Nokia Oyj ADR                        5,648           90
      Qualcomm                             1,180           41
                                                  ------------
                                                          131
                                                  ------------
    Total Technology (Cost $ 2,155)                     2,072
                                                  ------------
    TRANSPORTATION -- 1.1%
      AIRLINES -- 0.0%
      Skywest                                495            9
                                                  ------------

           DESCRIPTION                 SHARES      VALUE (000)

COMMON STOCK -- CONTINUED
      TRANSPORT-AIR FREIGHT -- 0.1%
      EGL*                                   765  $        15
                                                  ------------
      TRANSPORT-MARINE -- 0.3%
      CP Ships                             1,360           19
      General Maritime*                      450           20
      Kirby*                                 200            8
      Overseas Shipholding Group             650           37
                                                  ------------
                                                           84
      TRANSPORT-SERVICES -- 0.1%
      Offshore Logistics*                    450           13
      United Parcel
         Service/Georgia, Cl B               192           14
                                                  ------------
                                                           27
      TRANSPORT-TRUCK -- 0.2%
      Celadon Group*                         150            2
      CNF                                    380           16
      JB Hunt Transport Services           1,040           41
      US Xpress Enterprises, Cl A*           200            2
                                                  ------------
                                                           61
      TRANSPORTATION-RAIL -- 0.4%
      Burlington Northern Santa Fe         1,607           77
      Canadian Pacific Railway             1,000           35
      CSX                                     65            3
      Norfolk Southern                       415           13
                                                  ------------
                                                          128
                                                  ------------
    Total Transportation (Cost $ 341)                     324
                                                  ------------
    UTILITIES -- 1.5%
      ELECTRIC-INTEGRATED -- 1.1%
      Alliant Energy                         235            6
      CMS Energy*                          1,707           22
      Duke Energy                          2,688           78
      Entergy                              1,573          115
      Exelon                                  71            4
      MGE Energy                             965           32
      OGE Energy                           1,600           44
      Public Service Enterprise
      Group                                  215           13
      TXU                                    290           25
                                                  ------------
                                                          339
      ENERGY-ALTERNATE SOURCES -- 0.0%
      Headwaters*                            250            8
                                                  ------------
      GAS-DISTRIBUTION -- 0.2%
      Energen                                400           25
      UGI                                    450           22
                                                  ------------
                                                           47
      POWER CONVERSION/SUPPLY EQUIPMENT-- 0.2%
      American Electric Power              1,720           61
                                                  ------------
    Total Utilities (Cost $ 427)                          455
                                                  ------------
Total Common Stock
  (Cost $17,413)                                       17,215
                                                  ------------
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

OM Asset Allocation Moderate Growth Portfolio
April 30, 2005 (unaudited)

           DESCRIPTION                 SHARES      VALUE (000)

FOREIGN COMMON STOCK -- 15.5%
    AUSTRALIA -- 1.5%
      Aristocrat Leisure                   4,000  $        30
      Australia & New Zealand
         Banking Group                     6,034          102
      BHP Billiton                         5,200           65
      Commonwealth Bank of
         Australia                         1,000           28
      Insurance Australia Group           14,800           70
      Rinker Group                         5,500           49
      Suncorp-Metway                         800           12
      Telstra                             13,800           52
      Westpac Banking                      1,400           21
      Zinifex Limited*                     4,900           12
                                                  ------------
    Total Australia                                       441
                                                  ------------
    AUSTRIA -- 0.5%
      Andritz                                200           17
      Bank Austria Creditanstalt             500           46
      EVN*                                   800           54
      Voestalpine                            300           20
                                                  ------------
    Total Austria                                         137
                                                  ------------
    BELGIUM -- 0.6%
      Belgacom                               200            8
      Dexia                                1,400           32
      Fortis Group*                        5,000          138
                                                  ------------
    Total Belgium                                         178
                                                  ------------
    CANADA -- 0.7%
      Canadian National Railway              400           23
      Canadian Natural Resource            1,200           60
      Encana                                 200           13
      Gerdau Ameristeel                    2,700           14
      IPSCO                                  300           14
      Petro-Canada*                          400           22
      PetroKazakhstan, Cl A                  600           17
      Teck Cominco, Cl B                     100            3
      Telesystem International
         Wireless*                           900           14
      Telus*                                 900           27
                                                  ------------
    Total Canada                                          207
                                                  ------------
    DENMARK -- 0.1%
      Dampskibsselskabet Torm, Cl
      A                                      250           13
      Jyske Bank*                            800           31
                                                  ------------
    Total Denmark                                          44
                                                  ------------
    FINLAND -- 0.2%
      Elisa, Cl A                            350            5
      Nokia                                2,150           34
      Rautaruukki*                           600            8
      Sampo Insurance, Cl A                1,600           22
                                                  ------------
    Total Finland                                          69
                                                  ------------
    FRANCE -- 0.6%
      Assurances Generales De
         France*                             200           16
      BNP Paribas                            800           53
      France Telecom*                        650           19
      Pagesjaunes Group Sa                   350            8

           DESCRIPTION                 SHARES      VALUE (000)

FOREIGN COMMON STOCK -- CONTINUED
    FRANCE -- CONTINUED
      Societe Generale*                      180  $        18
      Total*                                 165           37
      Ubisoft Entertainment*                 300           12
                                                  ------------
    Total France                                          163
                                                  ------------
    GERMANY -- 1.2%
      Adidas-Salomon                         322           50
      BASF*                                  110            7
      Continental*                         1,739          128
      E.ON*                                  248           21
      Freenet.de*                            194            4
      Hochtief                               296            9
      Muenchener
         Rueckversicherungs*                 674           74
      Schering*                              198           13
      Schwarz Pharma*                        277           12
      TUI*                                   860           21
      Volkswagen                             426           18
                                                  ------------
    Total Germany                                         357
                                                  ------------
    GREECE-- 0.0% +
      Intracom*                              990            5
                                                  ------------
    HONG KONG -- 0.1%
      Orient Overseas
      International                        9,000           43
                                                  ------------
    ISRAEL -- 0.1%
      Checkpoint Software*                 1,700           36
                                                  ------------
    ITALY -- 0.9%
      Banca Intesa*                       12,700           60
      ENI                                  5,400          136
      Mediaset                             4,300           56
                                                  ------------
    Total Italy                                           252
                                                  ------------
    JAPAN-- 3.1% +
      Bosch Auto Systems                   4,000           21
      Canon                                  900           48
      Fujitsu Frontech                       500            5
      Glory*                               5,400          105
      Honda Motor                          1,300           64
      JFE Holdings                         2,300           65
      Kawasaki Kisen Kaisha               10,075           67
      Keihin*                                700           12
      Komatsu                              4,000           29
      Mitsubishi                           4,800           67
      Mitsui OSK Lines                    17,600          113
      Nippon Steel                        22,400           58
      Nippon Yusen KK                     18,000          109
      Nissan Motor                           200            2
      NTT Data                                 5           16
      NTT DoCoMo                              17           27
      Santen Pharmaceutical                1,535           35
      Seiko Epson                            660           23
      Sumisho Auto Leasing                   500           21
      Toyota Tsusho                        2,397           40
                                                  ------------
    Total Japan                                           927
                                                  ------------
    LUXEMBOURG -- 0.1%
      Arcelor                              1,100           22
                                                  ------------
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

OM Asset Allocation Moderate Growth Portfolio
April 30, 2005 (unaudited)

           DESCRIPTION                 SHARES      VALUE (000)

FOREIGN COMMON STOCK -- CONTINUED
    NETHERLANDS -- 0.3%
      ING Groep                            2,825  $        77
                                                  ------------
    NEW GUINEA -- 0.0%
      Oil Search*                          6,600           12
                                                  ------------
    NEW ZEALAND -- 0.6%
      Fletcher Building                   31,743          144
      Telecom Corp of New Zealand          7,276           32
                                                  ------------
    Total New Zealand                                     176
                                                  ------------
    NORWAY -- 0.1%
      Statoil ASA*                         2,000           35
                                                  ------------
    PORTUGAL -- 0.1%
      Banco Comercial Portugues*           9,600           26
                                                  ------------
    SINGAPORE -- 0.1%
      Singapore Telecommunications        21,000           33
                                                  ------------
    SPAIN -- 0.4%
      Banco Bilbao Vizcaya
         Argentaria*                       6,400           99
      Gestevision Telecinco                  800           18
                                                  ------------
    Total Spain                                           117
                                                  ------------
    SWEDEN -- 0.5%
      Nordea Bank*                         2,000           19
      TeliaSonera                         27,000          141
                                                  ------------
    Total Sweden                                          160
                                                  ------------
    SWITZERLAND -- 0.6%
      Credit Suisse Group*                 1,750           73
      Geberit                                 10            7
      Swiss Life Holding*                     80           11
      Xstrata*                               600           10
      Zurich Financial Services              430           73
                                                  ------------
    Total Switzerland                                     174
                                                  ------------
    UNITED KINGDOM -- 3.1%
      Alliance Unichem                     4,800           73
      Antofagasta                          1,000           21
      AstraZeneca                          1,600           70
      Aviva                                1,000           11
      Barclays                             3,200           33
      BHP Billiton                         4,300           53
      BP                                     500            5
      British American Tobacco             1,500           28
      Corus Group*                        20,800           17
      Halfords Group*                      1,900           10
      HBOS                                 3,870           57
      HSBC Holdings                          300            5
      International Power                 17,000           59
      Kelda Group                          1,400           17
      Lloyds TSB Group                    10,000           85
      Next                                   466           13
      Rio Tinto                              500           15
      Royal Bank of Scotland Group         1,800           54
      SABMiller                            2,500           37
      Sheffield Insulation*                1,600           17
      Shell Transport & Trading           12,000          108
      Shire Pharmaceuticals Group*         2,600           27

                                    SHARES/FACE
           DESCRIPTION              AMOUNT (000)   VALUE (000)

FOREIGN COMMON STOCK -- CONTINUED
    UNITED KINGDOM -- CONTINUED
      Tesco                                3,200  $        19
      Vodafone Group                      19,500           51
      Yell Group                           3,400           26
                                                  ------------
    Total United Kingdom                                  911
                                                  ------------
Total Foreign Common Stock
  (Cost $4,613)                                         4,602
                                                  ------------

U.S. TREASURY OBLIGATIONS -- 5.8%
    U.S. Treasury Bonds
       7.500%, 11/15/16                     $ 15           19
       5.375%, 02/15/31                      130          147
    U.S. Treasury Notes
       5.750%, 08/15/10                      220          239
       4.625%, 05/15/06                      375          380
       4.250%, 08/15/14                      330          331
       4.000%, 02/15/15                      180          177
       3.875%, 05/15/09                       40           40
       3.375%, 09/15/09                      385          378
                                                  ------------
Total U.S. Treasury Obligations
  (Cost $1,696)                                         1,711
                                                  ------------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS-- 4.5%
    Federal Home Loan Mortgage
      Corporation
       6.000%, 08/01/29                       15           15
       6.000%, 08/01/34                       72           74
       6.000%, 10/01/34                       41           42
       5.500%, 09/01/17                       19           19
       5.500%, 09/01/19                       67           69
       5.500%, 10/01/34                       30           30
       5.500%, 01/01/35                       49           50
       5.500%, 02/01/35                       88           89
       5.500%, 03/01/35                       99          101
    Federal National Mortgage
      Association
       6.500%, 03/01/35                      213          221
       6.000%, 12/01/34                       76           78
       6.000%, 12/01/34                       40           41
       5.500%, 03/01/20                       49           50
       5.500%, 10/01/34                       22           23
       5.500%, 03/01/35                      124          126
       5.000%, 10/01/19                       58           59
       5.000%, 11/01/33                       48           48
       5.000%, 03/01/34                       86           85
    Government National Mortgage
      Association
       6.000%, 12/15/34                       32           33
       6.000%, 02/20/35                       25           25
       5.500%, 01/20/35                       59           60
                                                  ------------
Total U.S. Government Agency Mortgage-Backed
  Obligations
  (Cost $1,339)                                         1,338
                                                  ------------
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

OM Asset Allocation Moderate Growth Portfolio
April 30, 2005 (unaudited)

                                    FACE AMOUNT
           DESCRIPTION                 (000)       VALUE (000)

CORPORATE BONDS -- 2.6%
    Alltel
      4.656%, 05/17/07              $         25   $       25
    America Movil
      6.375%, 03/01/35                        20           19
    American General Finance,
       Ser G MTN
      5.375%, 09/01/09                        15           15
    Amgen 144A
      4.000%, 11/18/09                        10           10
    Assurant
      5.625%, 02/15/14                        10           10
    AT&T Wireless Services
      8.750%, 03/01/31                        10           14
      8.125%, 05/01/12                        10           12
    Bank One
      5.900%, 11/15/11                        25           27
    Baxter International
      5.250%, 05/01/07                        10           10
    BP Amoco
      8.500%, 04/01/12                        15           18
    Capital One Financial
      4.800%, 02/21/12                        15           15
    Carnival
      3.750%, 11/15/07                        20           20
    Caterpillar Financial Services
      4.350%, 03/04/09                        30           30
    Comcast
      7.625%, 02/15/08                        10           11
      5.500%, 03/15/11                         5            5
    ConAgra Foods
      7.125%, 10/01/26                        10           12
    Consolidated Natural Gas
      6.875%, 10/15/26                        10           12
    Countrywide Home Loan MTN
      3.250%, 05/21/08                        20           19
    DaimlerChrysler
      4.750%, 01/15/08                         5            5
    Ford Motor Credit
      6.500%, 01/25/07                        10           10
    FPL Group Capital
      4.086%, 02/16/07                         5            5
    General Electric Capital,
       Ser A MTN
      6.875%, 11/15/10                        20           22
    General Motors Acceptance
      6.125%, 08/28/07                        10           10
    Hewlett-Packard
      5.750%, 12/15/06                        10           10
    HSBC Finance
      4.750%, 04/15/10                        30           30
    John Deere Capital, Ser D MTN
      4.125%, 01/15/10                        15           15
    Kinder Morgan
      6.500%, 09/01/12                        15           16
    Marathon Oil
      5.375%, 06/01/07                        10           10
    Merrill Lynch, Ser C MTN
      4.250%, 02/08/10                        25           25
    Midamerican Energy Holdings
      5.875%, 10/01/12 144A                   10           11
      3.500%, 05/15/08                        15           15
    Motorola
      4.608%, 11/16/07                        30           30
    PNC Funding
      4.200%, 03/10/08                        20           20

                                    FACE AMOUNT
           DESCRIPTION                 (000)       VALUE (000)

CORPORATE BONDS -- CONTINUED
    Prudential Financial MTN
      3.750%, 05/01/08              $          5   $        5
    Prudential Financial, Ser B
      MTN
      5.100%, 09/20/14                        10           10
    PSE&G Power
      6.950%, 06/01/12                        10           11
    Reed Elsevier Capital
      6.125%, 08/01/06                        25           26
    Schering-Plough
      6.750%, 12/01/33                        10           12
    SLM MTN, Ser A
      3.950%, 08/15/08                        20           20
    Southern Co Capital Funding,
       Ser A
      5.300%, 02/01/07                        10           10
    Sprint Capital
      6.000%, 01/15/07                        10           10
    Time Warner
      7.625%, 04/15/31                        10           12
    Univision Communications
      3.875%, 10/15/08                        20           20
    Verizon Communications
      6.360%, 04/15/06                        10           10
    Verizon Wireless Capital
      5.375%, 12/15/06                        20           20
    Washington Mutual Financial
      6.875%, 05/15/11                        15           17
    Wellpoint 144A
      5.000%, 12/15/14                        10           10
      3.750%, 12/14/07                        10           10
    Weyerhaeuser
      5.950%, 11/01/08                        10           10
    Wyeth
      5.500%, 02/01/14                        10           10
    Xcel Energy
      7.000%, 12/01/10                        15           17
                                                  ------------
Total Corporate Bonds
  (Cost $763)                                             758
                                                  ------------

FOREIGN BONDS -- 1.2%
    Government of Netherlands EUR
      4.250%, 07/15/13                       266          367
                                                  ------------
Total Foreign Bonds
  (Cost $360)                                             367
                                                  ------------

ASSET-BACKED SECURITIES -- 0.4%
      HOME EQUITY LOANS -- 0.4%
      Citigroup Commercial
         Mortgage, Ser 2004-C2,
         Cl A3
         4.380%, 10/15/41           $         10           10
      GE Capital Commercial
         Mortgage, Ser 2004-C3,
            Cl A3
         4.865%, 07/10/39                     15           15
      JP Morgan Chase CMO,
         Series: 2005-ldp1
         Class: A2
         4.625%, 03/15/46                     35           35
      JP Morgan Chase Commercial
         Mortgage, Ser 2004-CBX,
         Cl A4
         4.529%, 01/12/37                     25           25
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

OM Asset Allocation Moderate Growth Portfolio
April 30, 2005 (unaudited)
                                    FACE AMOUNT
           DESCRIPTION                 (000)       VALUE (000)

ASSET-BACKED SECURITIES -- CONTINUED
                         HOME EQUITY LOANS -- CONTINUED
      Residential Asset Mortgage
         Program, Ser 2004-RS12,
            Cl AI2
         3.767%, 02/25/27          $          10   $       10
      Wachovia Bank Commercial
         Mortgage Trust, 2003-c5
         A2
         3.989%, 06/15/35                     20           19
                                                  ------------
                                                          114
                                                  ------------
Total Asset-Backed Securities
  (Cost $115)                                             114
                                                  ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS-- 0.1%
    Federal Home Loan Mortgage
      Corporation
      5.875%, 03/21/11                        15           16
    Federal National Mortgage
      Association
      5.125%, 01/02/14                        15           15
                                                  ------------
Total U.S. Government Agency Obligations
  (Cost $32)                                               31
                                                  ------------

REPURCHASE AGREEMENT -- 11.1%
  Deutsche Bank 2.94%, dated
    04/29/05, to be repurchased
    on 05/02/05, repurchase price
    $3,312,225 (collateralized by
    a U.S. Government obligation,
    par value $2,770,000, 14.00%,
    11/15/11; total market value
    $3,378,492) (A)                        3,311        3,311
                                                  ------------
Total Repurchase Agreement
  (Cost $3,311)                                         3,311
                                                  ------------

Total Investments (99.1%) ++
  (Cost $29,642)                                       29,447
                                                  ------------

Other Assets and Liabilities, Net (0.9%)                  271
                                                  ------------

Net Assets (100.0%)                               $    29,718
                                                  ============


Cost figures are shown with "000's" omitted.
* Non-income producing security.
144A -- Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On April 30, 2005, the value of these securities amounted to approximately $206,000, representing 0.7% of net assets of the Portfolio.
(A) Tri-party repurchase agreement
ADR -- American Depositary Receipt
Cl -- Class
CMO -- Collateralized Mortgage Obligation
EUR -- Euro
GDR -- Global Depositary Receipt
LLC -- Limited Liability Company
MTN -- Medium-Term Note
REITs -- Real Estate Investment Trusts
Ser -- Series
+ Securities are fair valued by the Board of Trustees as of April 30, 2005 (see the Portfolio's most recent semi-annual financial statements for more information on the Portfolio's policy regarding valuation of investments).
++ At April 30, 2005, the tax basis cost of the Portfolio's investments was $29,641,581 and the unrealized appreciation and depreciation were $602,400 and $796,975, respectively.
For information on the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual financial statements.

SCHEDULE OF INVESTMENTS

OM Asset Allocation Growth Portfolio
April 30, 2005 (unaudited)

           DESCRIPTION                 SHARES      VALUE (000)

COMMON STOCK -- 69.2%
    BASIC MATERIALS -- 2.5%
      AGRICULTURAL CHEMICALS -- 0.2%
      Agrium                               1,400  $        25
      Potash Corporation of
         Saskatchewan                         90            8
                                                  ------------
                                                           33
      BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS-- 0.0%
      USG*                                   150            6
                                                  ------------
      CHEMICALS-DIVERSIFIED -- 0.8%
      Dow Chemical                           979           45
      Lyondell Chemical                    1,619           40
      Nova Chemicals Corporation             550           18
      Olin                                 2,015           36
                                                  ------------
                                                          139
      CHEMICALS-PLASTICS -- 0.2%
      Spartech                             2,105           41
                                                  ------------
      CHEMICALS-SPECIALTY -- 0.0%
      Eastman Chemical                        55            3
                                                  ------------
      COAL -- 0.1%
      Peabody Energy                         160            7
                                                  ------------
      CONTAINERS-METAL/GLASS -- 0.0%
      Crown Holdings*                        450            7
                                                  ------------
      DIVERSIFIED MINERALS -- 0.1%
      Cia Vale do Rio Doce ADR               700           19
                                                  ------------
      INDUSTRIAL GASES -- 0.1%
      Air Products & Chemicals                20            1
      Airgas                                 400            9
                                                  ------------
                                                           10
      METAL-COPPER -- 0.1%
      Phelps Dodge                           260           22
                                                  ------------
      PAPER & RELATED PRODUCTS -- 0.3%
      International Paper                    671           23
      Neenah Paper*                          865           26
      Schweitzer-Mauduit
         International                       200            6
      Temple-Inland                           55            2
                                                  ------------
                                                           57
      PETROCHEMICALS -- 0.1%
      Reliance Industries GDR 144A         1,000           25
                                                  ------------
      STEEL-PRODUCERS -- 0.5%
      China Steel GDR                        800           16
      Nucor                                  450           23
      POSCO ADR                              400           18
      Schnitzer Steel Industries,
      Cl A                                   200            5
      Tenaris ADR                            400           23
                                                  ------------
                                                           85
                                                  ------------
    Total Basic Materials (Cost $ 484)                    454
                                                  ------------

           DESCRIPTION                 SHARES      VALUE (000)
COMMON STOCK - CONTINUED
    CONSUMER CYCLICAL -- 9.5%
      APPAREL MANUFACTURERS -- 0.2%
      Carter's*                              420  $        16
      Coach*                                 680           18
      Polo Ralph Lauren                      260            9
                                                  ------------
                                                           43
      ATHLETIC FOOTWEAR -- 0.1%
      Nike, Cl B                             270           21
                                                  ------------
      AUDIO/VIDEO PRODUCTS -- 0.1%
      Harman International
      Industries                             110            8
      Tivo*                                1,915           11
                                                  ------------
                                                           19
      AUTO-CARS/LIGHT TRUCKS -- 0.2%
      Tata Motors ADR                      3,200           30
                                                  ------------
      AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL-- 0.1%
      BorgWarner                             200            9
      Johnson Controls                       191           11
                                                  ------------
                                                           20
      BROADCAST SERVICES/PROGRAMMING-- 0.1%
      Citadel Broadcasting*                  610            8
      Nexstar Broadcasting Group,
            Cl A*                          2,945           17
                                                  ------------
                                                           25
      BUILDING-RESIDENTIAL/COMMERCIAL-- 0.3%
      Centex                                 252           15
      DR Horton                              755           23
      Lennar, Cl A                           110            6
      Pulte Homes                            160           11
                                                  ------------
                                                           55
      CABLE TV -- 0.6%
      Comcast, Cl A*                         191            6
      EchoStar Communications,
            Cl A*                            450           13
      Insight Communications, Cl
      A*                                   2,030           23
      Mediacom Communications,
            Cl A*                         10,550           58
                                                  ------------
                                                          100
      CASINO SERVICES -- 0.3%
      Harrah's Entertainment                 300           20
      International Game
      Technology                             725           19
      MGM Mirage*                            100            7
      Scientific Games, Cl A*                550           12
                                                  ------------
                                                           58
      CRUISE LINES -- 0.5%
      Carnival                             1,594           78
      Royal Caribbean Cruises                161            7
                                                  ------------
                                                           85
      DISTRIBUTION/WHOLESALE -- 0.0%
      CDW                                     55            3
      Nuco2*                                 150            4
                                                  ------------
                                                            7
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

OM Asset Allocation Growth Portfolio
April 30, 2005 (unaudited)

           DESCRIPTION                 SHARES      VALUE (000)
COMMON STOCK - CONTINUED
      ENTERTAINMENT SOFTWARE -- 0.3%
      Activision*                          1,812  $        26
      Electronic Arts*                       300           16
      THQ*                                   300            8
                                                  ------------
                                                           50
      FOOD-RETAIL -- 0.1%
      Cia Brasileira de
         Distribuicao Grupo Pao
         de Acucar ADR*                      800           16
                                                  ------------
      GAMBLING (NON-HOTEL) -- 0.0%
      Isle of Capri Casinos*                 250            6
                                                  ------------
      GOLF -- 0.0%
      Callaway Golf                          360            4
                                                  ------------
      HOTELS & MOTELS -- 0.7%
      Fairmont Hotels & Resorts               20            1
      Jameson Inns*                       14,160           21
      Lodgian*                             1,575           13
      Marriott International, Cl A           160           10
      Orient Express Hotels, Cl A            254            7
      Starwood Hotels & Resorts
         Worldwide                         1,360           74
                                                  ------------
                                                          126
      MOTORCYCLE/MOTOR SCOOTER -- 0.1%
      Harley-Davidson                        180            8
                                                  ------------
      MULTIMEDIA-- 0.6%
      Entravision Communications,
            Cl A*                          3,850           30
      EW Scripps, Cl A                       270           14
      Time Warner*                           550            9
      Walt Disney                          2,114           56
                                                  ------------
                                                          109
      PUBLISHING-BOOKS -- 0.2%
      Scholastic*                          1,255           44
                                                  ------------
      PUBLISHING-NEWSPAPERS -- 0.4%
      Gannett                                457           35
      Journal Register*                    1,950           31
      New York Times, Cl A                   230            8
      Tribune                                150            6
                                                  ------------
                                                           80
      PUBLISHING-PERIODICALS -- 0.3%
      Reader's Digest Association          2,700           46
                                                  ------------
      RADIO -- 0.7%
      Cumulus Media, Cl A*                 1,880           24
      Emmis Communications, Cl A*          2,485           38
      Radio One, Cl A*                     2,110           28
      Radio One, Cl D*                       825           11
      Spanish Broadcasting
         System, Cl A*                     3,370           28
      Westwood One*                          220            4
                                                  ------------
                                                          133
      RETAIL-APPAREL/SHOE -- 0.2%
      Charming Shoppes*                      950            7
      Childrens Place*                       350           13

           DESCRIPTION                 SHARES      VALUE (000)
COMMON STOCK - CONTINUED
      RETAIL-APPAREL/SHOE -- CONTINUED
      JOS A Bank Clothiers*                  250  $         8
      Ross Stores                            270            7
      Urban Outfitters*                      110            5
                                                  ------------
                                                           40
      RETAIL-ARTS & CRAFTS -- 0.1%
      Michaels Stores                        550           18
                                                  ------------
      RETAIL-BEDDING -- 0.1%
      Bed Bath & Beyond*                     250            9
                                                  ------------
      RETAIL-BUILDING PRODUCTS -- 0.3%
      Home Depot                             585           21
      Lowe's                                 660           34
                                                  ------------
                                                           55
      RETAIL-CONVENIENCE STORE -- 0.1%
      7-Eleven*                              450           11
                                                  ------------
      RETAIL-DISCOUNT -- 0.6%
      Costco Wholesale                        75            3
      Dollar General                       1,488           30
      Family Dollar Stores                   460           12
      Target                                 300           14
      Wal-Mart Stores                        923           44
                                                  ------------
                                                          103
      RETAIL-DRUG STORE -- 0.2%
      CVS                                    270           14
      Walgreen                               370           16
                                                  ------------
                                                           30
      RETAIL-HYPERMARKETS -- 0.2%
      Walmart de Mexico ADR, Cl V          1,100           41
                                                  ------------
      RETAIL-JEWELRY -- 0.0%
      Tiffany                                205            6
                                                  ------------
      RETAIL-MAJOR DEPARTMENT STORE-- 0.1%
      JC Penney                              509           24
                                                  ------------
      RETAIL-OFFICE SUPPLIES -- 0.2%
      OfficeMax                              240            8
      Staples                              1,060           20
                                                  ------------
                                                           28
      RETAIL-PAWN SHOPS -- 0.0%
      Cash America International             250            4
      Ezcorp, Cl A*                          350            4
                                                  ------------
                                                            8
      RETAIL-PET FOOD & SUPPLIES -- 0.0%
      Petco Animal Supplies*                 270            8
                                                  ------------
      RETAIL-PETROLEUM PRODUCTS -- 0.1%
      World Fuel Services                    500           13
                                                  ------------
      RETAIL-REGIONAL DEPARTMENT STORE-- 0.2%
      Kohl's*                                260           12
      Neiman-Marcus Group, Cl A              200           20
                                                  ------------
                                                           32
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

OM Asset Allocation Growth Portfolio
April 30, 2005 (unaudited)

           DESCRIPTION                 SHARES      VALUE (000)
COMMON STOCK - CONTINUED
      RETAIL-RESTAURANTS -- 0.4%
      O'Charleys*                            250  $         5
      Starbucks*                             190            9
      Wendy's International                1,292           56
                                                  ------------
                                                           70
      RETAIL-VIDEO RENTAL -- 0.2%
      Blockbuster, Cl A                    3,065           30
      Movie Gallery                          300            8
                                                  ------------
                                                           38
      TELEVISION-- 0.3%
      Sinclair Broadcast Group,
      Cl A                                 6,535           50
      Univision Communications,
            Cl A*                            220            6
                                                  ------------
                                                           56
      THEATERS -- 0.0%
      Carmike Cinemas                        150            5
                                                  ------------
      TOYS -- 0.3%
      Mattel                               2,837           51
                                                  ------------
    Total Consumer Cyclical (Cost $ 1,786)              1,731
                                                  ------------
    CONSUMER NON-CYCLICAL -- 3.6%
      AGRICULTURAL OPERATIONS -- 0.3%
      Delta & Pine Land                      915           23
      Monsanto                               210           12
      Tejon Ranch*                           505           23
                                                  ------------
                                                           58
      BEVERAGES-NON-ALCOHOLIC -- 0.2%
      Coca-Cola                               59            2
      Pepsi Bottling Group                   520           15
      PepsiCo                                270           15
                                                  ------------
                                                           32
      BREWERY -- 0.2%
      Molson Coors Brewing, Cl B             300           18
      Quilmes Industrial ADR*              1,000           24
                                                  ------------
                                                           42
      CONSUMER PRODUCTS-MISCELLANEOUS-- 0.2%
      Clorox                                 567           36
      Fortune Brands                          20            2
      Fossil*                                190            4
                                                  ------------
                                                           42
      COSMETICS & TOILETRIES -- 0.3%
      Avon Products                           70            3
      Estee Lauder, Cl A                     160            6
      Gillette                               110            6
      Procter & Gamble                       665           36
                                                  ------------
                                                           51
      FOOD-DAIRY PRODUCTS -- 0.3%
      Dean Foods*                          1,531           52
                                                  ------------
      FOOD-FLOUR & GRAIN -- 0.0%
      Archer-Daniels-Midland                 210            4
                                                  ------------

           DESCRIPTION                 SHARES      VALUE (000)
COMMON STOCK - CONTINUED
      FOOD-MEAT PRODUCTS -- 0.2%
      Smithfield Foods*                    1,050  $        32
                                                  ------------
      FOOD-MISCELLANEOUS/DIVERSIFIED-- 0.2%
      ConAgra Foods                        1,446           39
                                                  ------------
      OFFICE SUPPLIES & FORMS -- 0.0%
      Avery Dennison                         110            6
                                                  ------------
      POULTRY -- 0.2%
      Pilgrim's Pride                        550           20
      Sanderson Farms                        250            9
                                                  ------------
                                                           29
      TOBACCO -- 1.5%
      Altria Group                         1,723          112
      Imperial Tobacco Group ADR           1,513           88
      UST                                  1,579           72
                                                  ------------
                                                          272
                                                  ------------
    Total Consumer Non-Cyclical (Cost $ 657)              659
                                                  ------------
    ENERGY -- 6.2%
      COAL -- 0.1%
      Arch Coal                               80            3
      Consol Energy                          550           24
                                                  ------------
                                                           27
      OIL & GAS DRILLING -- 0.5%
      Atwood Oceanics*                       210           12
      ENSCO International                    250            8
      GlobalSantaFe                          110            4
      Nabors Industries*                     170            9
      Precision Drilling*                    400           29
      Pride International*                   195            4
      Rowan*                                 220            6
      Todco, Cl A*                           190            4
      Transocean*                            170            8
                                                  ------------
                                                           84
      OIL COMPANIES-EXPLORATION & PRODUCTION-- 1.0%
      Berry Petroleum, Cl A                  250           12
      Cimarex Energy*                        550           19
      Encana                                 364           23
      Houston Exploration*                   150            8
      Magnum Hunter Resources*               500            7
      Meridian Resource*                   2,875           11
      Murphy Oil                             300           27
      Newfield Exploration*                  300           21
      Noble Energy                            10            1
      Penn Virginia                          200            8
      Pogo Producing                          20            1
      PTT Exploration and
            Production ADR                   800           14
      Stone Energy*                          405           18
      Unit*                                  200            8
      Unocal                                  30            2
                                                  ------------
                                                          180
      OIL COMPANIES-INTEGRATED -- 3.3%
      BP ADR                               1,480           90
      ChevronTexaco                        1,509           78
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

OM Asset Allocation Growth Portfolio
April 30, 2005 (unaudited)

           DESCRIPTION                 SHARES      VALUE (000)
COMMON STOCK - CONTINUED
      OIL COMPANIES-INTEGRATED -- CONTINUED
      China Petroleum & Chemical
         ADR                                 600  $        23
      ConocoPhillips                       1,547          162
      Exxon Mobil                            912           52
      LUKOIL ADR                             100           14
      Marathon Oil                           549           26
      Occidental Petroleum                 1,907          132
      Petroleo Brasileiro ADR                400           17
                                                  ------------
                                                          594
      OIL FIELD MACHINERY & EQUIPMENT-- 0.1%
      Maverick Tube*                         250            7
      National Oilwell Varco*                130            5
      Smith International                    190           11
                                                  ------------
                                                           23
      OIL REFINING & MARKETING -- 0.3%
      Frontier Oil                           405           17
      Giant Industries*                      250            7
      Tesoro*                                300           11
      Valero Energy                          300           21
                                                  ------------
                                                           56
      OIL-FIELD SERVICES -- 0.4%
      BJ Services                            240           12
      Cal Dive International*                280           12
      Core Laboratories*                     640           15
      Schlumberger                           230           16
      Tidewater                              110            4
      W-H Energy Services*                   790           17
      Weatherford International*              20            1
                                                  ------------
                                                           77
      PIPELINES -- 0.5%
      China Gas Holdings ADR*                300           26
      El Paso                                985           10
      National Fuel Gas                      750           21
      Questar                                550           32
      Williams                               340            6
                                                  ------------
                                                           95
                                                  ------------
    Total Energy (Cost $ 1,134)                         1,136
                                                  ------------
    FINANCIAL -- 18.8%
      COMMERCIAL BANKS NON-US -- 0.4%
      ABSA Group ADR                         500           13
      Bank Hapoalim GDR                    1,300           22
      Bbva Banco Frances Sa ADR            1,800           11
      Kookmin Bank ADR                       500           22
                                                  ------------
                                                           68
      COMMERCIAL BANKS-CENTRAL US-- 0.1%
      Texas Regional Bancshares,
            Cl A                             200            6
      Wintrust Financial                     150            7
                                                  ------------
                                                           13
      COMMERCIAL BANKS-EASTERN US -- 0.2%
      Commerce Bancorp/NJ                    555           16

           DESCRIPTION                 SHARES      VALUE (000)
COMMON STOCK - CONTINUED
      COMMERCIAL BANKS-EASTERN US-- CONTINUED
      Signature Bank/New York, NY*           540  $        13
                                                  ------------
                                                           29
      COMMERCIAL BANKS-SOUTHERN US-- 0.2%
      Colonial BancGroup                   1,300           29
      Oriental Financial Group               370            5
                                                  ------------
                                                           34
      COMMERCIAL BANKS-WESTERN US -- 0.1%
      CVB Financial                          387            7
      Hanmi Financial                        400            6
      UCBH Holdings                          720           11
                                                  ------------
                                                           24
      DIVERSIFIED FINANCIAL SERVICES -- 0.1%
      E Sun Financial Holdings
      GDR*                                   800           15
                                                  ------------
      FINANCE-CONSUMER LOANS -- 1.0%
      Asta Funding                           150            3
      Collegiate Funding
            Services LLC*                  3,460           54
      Portfolio Recovery
      Associates*                            675           24
      SLM                                  1,900           91
      World Acceptance*                      250            6
                                                  ------------
                                                          178
      FINANCE-CREDIT CARD -- 0.6%
      Capital One Financial                  220           16
      MBNA                                 3,200           63
      Metris*                                545            7
      Providian Financial*                 1,708           28
                                                  ------------
                                                          114
      FINANCE-INVESTMENT BANKER/BROKER-- 1.0%
      Bear Stearns                           135           13
      Citigroup                            1,993           93
      GFI Group*                             240            6
      Goldman Sachs Group                    370           39
      Lehman Brothers Holdings               347           32
                                                  ------------
                                                          183
      FINANCE-MORTGAGE LOAN/BANKER-- 0.4%
      Countrywide Credit Industry          1,600           58
      Fannie Mae                             433           23
                                                  ------------
                                                           81
      FINANCE-OTHER SERVICES -- 0.4%
      Asset Acceptance Capital*            1,500           31
      MarketAxess Holdings*                3,190           39
                                                  ------------
                                                           70
      FINANCIAL GUARANTEE INSURANCE-- 0.3%
      MGIC Investment                        862           51
                                                  ------------
      INSURANCE BROKERS -- 0.3%
      Brown & Brown                          500           22
      Hilb Rogal & Hobbs                     250            9
      USI Holdings*                        2,260           25
                                                  ------------
                                                           56
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

OM Asset Allocation Growth Portfolio
April 30, 2005 (unaudited)

           DESCRIPTION                 SHARES      VALUE (000)
COMMON STOCK - CONTINUED
      INVESTMENT MANAGEMENT/ADVISORY SERVICES-- 0.1%
      Affiliated Managers Group*             310  $        19
      Federated Investors, Cl B              195            6
                                                  ------------
                                                           25
      LIFE/HEALTH INSURANCE -- 1.0%
      Ceres Group*                           450            2
      China Life Insurance ADR*              500           13
      Cigna                                1,182          109
      KMG America*                         3,705           34
      Lincoln National                       100            5
      UnumProvident                          700           12
                                                  ------------
                                                          175
      MULTI-LINE INSURANCE -- 1.4%
      Allmerica Financial*                   470           16
      Allstate                             1,687           95
      American International Group           130            6
      Assurant                                55            2
      Hartford Financial Services
         Group                               839           61
      Metlife                                 77            3
      XL Capital, Cl A                       968           68
                                                  ------------
                                                          251
      OIL-US ROYALTY TRUSTS -- 0.0%
      TEL Offshore Trust                       6           --
                                                  ------------
      PROPERTY/CASUALTY INSURANCE -- 0.5%
      Ace Limited                            115            5
      EMC Insurance Group                  1,260           22
      Fidelity National Financial            175            6
      FPIC Insurance Group*                  200            5
      Philadelphia Consolidated
         Holding*                            150           11
      PMA Capital, Cl A*                     800            6
      Safeco                                 550           29
      Selective Insurance Group              200            9
                                                  ------------
                                                           93
      REAL ESTATE MANAGEMENT/SERVICES -- 0.3%
      CB Richard Ellis Group, Cl
      A*                                     760           26
      Jones Lang LaSalle*                    200            8
      Trammell Crow*                         725           15
                                                  ------------
                                                           49
      REAL ESTATE OPERATION/DEVELOPMENT-- 0.3%
      Brookfield Properties                1,390           35
      Irsa GDR*                            1,000           11
      St Joe                                  55            4
                                                  ------------
                                                           50
      REINSURANCE -- 0.5%
      Aspen Insurance Holdings               135            4
      Axis Capital Holdings                  325            9
      Odyssey Re Holdings                    110            2
      PartnerRe                              450           26
      PXRE Group                           1,100           26
      Renaissancere Holdings                 550           25
                                                  ------------
                                                           92

           DESCRIPTION                 SHARES      VALUE (000)
COMMON STOCK - CONTINUED
      REITS -- 0.2%
      Eastgroup Properties                   314  $        12
      Equity Lifestyle Properties            450           16
      Equity One                             531           11
                                                  ------------
                                                           39
      REITS-APARTMENTS -- 1.1%
      AvalonBay Communities                  518           37
      BRE Properties, Cl A                   625           23
      Camden Property Trust                  525           27
      Equity Residential                   1,864           64
      GMH Communities Trust*               1,399           17
      Home Properties of New York            697           29
                                                  ------------
                                                          197
      REITS-DIVERSIFIED -- 0.1%
      Correctional Properties
      Trust                                  100            2
      Washington Real Estate
         Investment Trust                    390           12
                                                  ------------
                                                           14
      REITS-HOTELS -- 1.0%
      Ashford Hospitality Trust            1,325           13
      Host Marriott                        3,366           57
      LaSalle Hotel Properties             1,039           31
      MeriStar Hospitality*                9,625           66
      Strategic Hotel Capital                467            7
                                                  ------------
                                                          174
      REITS-MORTGAGE -- 0.2%
      HomeBanc/Atlanta, GA                 4,965           43
                                                  ------------
      REITS-OFFICE PROPERTY -- 2.2%
      Alexandria Real Estate
      Equities                               331           23
      American Financial Realty
      Trust                                  710           11
      Arden Realty                           686           24
      BioMed Realty Trust                    633           13
      Boston Properties                    1,312           87
      Capital Automotive REIT                785           27
      Colonial Properties Trust              173            7
      Corporate Office Properties
         Trust                               200            5
      Duke Realty                            913           28
      HRPT Properties Trust                1,484           17
      Lexington Corporate
            Properties Trust                 530           12
      Liberty Property Trust                 521           21
      Mack-Cali Realty                       499           22
      Parkway Properties/MD                  200            9
      Prentiss Properties Trust              276            9
      PS Business Parks                      317           13
      Vornado Realty Trust                   981           75
                                                  ------------
                                                          403
      REITS-REGIONAL MALLS -- 0.8%
      CBL & Associates Properties            473           37
      Mills                                   45            2
      Simon Property Group                 1,683          111
                                                  ------------
                                                          150
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

OM Asset Allocation Growth Portfolio
April 30, 2005 (unaudited)

           DESCRIPTION                 SHARES      VALUE (000)
COMMON STOCK - CONTINUED
      REITS-SHOPPING CENTERS -- 0.9%
      Developers Diversified
      Realty                                 859  $        36
      Pan Pacific Retail
      Properties                             728           44
      Realty Income                          707           17
      Regency Centers                        788           42
      Tanger Factory Outlet Centrs           643           15
      Weingarten Realty Investors            469           17
                                                  ------------
                                                          171
      REITS-STORAGE -- 0.4%
      Public Storage                         934           55
      U-Store-It Trust*                      684           12
                                                  ------------
                                                           67
      REITS-WAREHOUSE/INDUSTRIAL -- 0.3%
      Catellus Development                   750           21
      Prologis                               894           35
                                                  ------------
                                                           56
      S&L/THRIFTS-CENTRAL US -- 0.1%
      Franklin Bank/Houston TX*            1,625           27
                                                  ------------
      S&L/THRIFTS-EASTERN US -- 0.2%
      Dime Community Bancshares              350            5
      NewAlliance Bancshares               1,835           24
      WSFS Financial                          50            3
                                                  ------------
                                                           32
      S&L/THRIFTS-SOUTHERN US -- 0.1%
      BankAtlantic Bancorp, Cl A           1,160           20
      Ocwen Financial*                       450            3
                                                  ------------
                                                           23
      S&L/THRIFTS-WESTERN US -- 0.5%
      Washington Federal                   1,025           23
      Washington Mutual                    1,859           77
                                                  ------------
                                                          100
      SUPER-REGIONAL BANKS-US -- 1.5%
      Bank of America                      3,453          155
      Wachovia                               854           44
      Wells Fargo                          1,218           73
                                                  ------------
                                                          272
                                                  ------------
    Total Financial (Cost $ 3,363)                      3,419
                                                  ------------
    HEALTH CARE -- 9.1%
      DENTAL SUPPLIES & EQUIPMENT -- 0.1%
      Align Technology*                      625            5
      Dentsply International                 350           19
                                                  ------------
                                                           24
      DIAGNOSTIC EQUIPMENT -- 0.1%
      Cytyc*                                 370            8
      Gen-Probe*                             120            6
                                                  ------------
                                                           14
      DISPOSABLE MEDICAL PRODUCTS -- 0.1%
      C.R. Bard                              150           11

           DESCRIPTION                 SHARES      VALUE (000)
COMMON STOCK - CONTINUED
      DISPOSABLE MEDICAL PRODUCTS-- CONTINUED
      ICU Medical*                           380  $        13
                                                  ------------
                                                           24
      HEALTH CARE COST CONTAINMENT-- 0.2%
      McKesson                               982           36
                                                  ------------
      HOSPITAL BEDS/EQUIPMENT -- 0.1%
      Hillenbrand Industries                  20            1
      Kinetic Concepts*                      130            8
                                                  ------------
                                                            9
      MEDICAL INSTRUMENTS -- 0.6%
      Boston Scientific*                     520           15
      Guidant                                405           30
      St. Jude Medical*                    1,070           42
      Symmetry Medical*                    1,190           21
                                                  ------------
                                                          108
      MEDICAL LABS & TESTING SERVICES-- 0.2%
      Covance*                               500           23
      Quest Diagnostics                      100           10
                                                  ------------
                                                           33
      MEDICAL PRODUCTS -- 1.6%
      Baxter International                 1,920           71
      Becton Dickinson                       110            6
      Biomet                                 120            5
      Cooper                                 140            9
      Henry Schein*                           55            2
      Inamed*                                110            7
      Johnson & Johnson                    1,903          131
      Stryker                                220           11
      Varian Medical Systems*                180            6
      Zimmer Holdings*                       540           44
                                                  ------------
                                                          292
      MEDICAL-BIOMEDICAL/GENETIC -- 0.6%
      Amgen*                                 230           13
      Applera Corp - Celera
         Genomics Group*                   2,085           19
      Bio-Rad Laboratories, Cl A*            100            5
      Charles River Laboratories
         International*                      160            8
      Genentech*                             570           40
      Genzyme*                               220           13
      Georgia Gulf                           150            5
      Protein Design Labs*                   591           11
                                                  ------------
                                                          114
      MEDICAL-DRUGS -- 1.5%
      Abbott Laboratories                    220           11
      Bristol-Myers Squibb                 2,211           58
      Forest Laboratories*                   202            7
      Pfizer                               3,318           90
      Priority Healthcare, Cl B*             765           17
      Schering-Plough                      2,927           61
      Wyeth                                  682           31
                                                  ------------
                                                          275
      MEDICAL-GENERIC DRUGS -- 1.1%
      Barr Pharmaceuticals*                  175            9
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

OM Asset Allocation Growth Portfolio
April 30, 2005 (unaudited)

           DESCRIPTION                 SHARES      VALUE (000)
COMMON STOCK - CONTINUED
      MEDICAL-GENERIC DRUGS -- CONTINUED
      Eon Labs*                            1,190  $        35
      Perrigo                              1,620           30
      Teva Pharmaceutical
            Industries ADR                 3,700          116
      Watson Pharmaceuticals*                230            7
                                                  ------------
                                                          197
      MEDICAL-HMO -- 1.2%
      Pacificare Health Systems*             570           34
      Sierra Health Services*                150           10
      UnitedHealth Group                     592           56
      WellCare Health Plans*                 120            3
      WellPoint*                             940          120
                                                  ------------
                                                          223
      MEDICAL-HOSPITALS -- 0.2%
      Community Health Systems*              700           25
      Tenet Healthcare*                      325            4
      Triad Hospitals*                       210           11
                                                  ------------
                                                           40
      MEDICAL-NURSING HOMES -- 0.1%
      Genesis HealthCare*                    450           18
                                                  ------------
      MEDICAL-OUTPATIENT/HOME MEDICAL-- 0.1%
      Amedisys*                              300            9
      Lincare Holdings*                      130            6
                                                  ------------
                                                           15
      MEDICAL-WHOLESALE DRUG DISTRIBUTORS-- 0.4%
      AmerisourceBergen                      400           24
      Cardinal Health                        918           51
                                                  ------------
                                                           75
      OPTICAL SUPPLIES -- 0.2%
      Alcon                                  400           39
                                                  ------------
      PHARMACY SERVICES -- 0.3%
      Accredo Health*                        610           28
      Caremark Rx*                           724           29
                                                  ------------
                                                           57
      RESPIRATORY PRODUCTS -- 0.1%
      Respironics*                           200           13
                                                  ------------
      THERAPEUTICS -- 0.2%
      CV Therapeutics*                       340            7
      Gilead Sciences*                       850           31
      Vicuron Pharmaceuticals*               340            6
                                                  ------------
                                                           44
      VETERINARY DIAGNOSTICS -- 0.1%
      VCA Antech*                            350            8
                                                  ------------
    Total Health Care (Cost $ 1,565)                    1,658
                                                  ------------
    INDUSTRIAL -- 5.7%
      AEROSPACE/DEFENSE -- 0.7%
      Armor Holdings*                        520           18
      Boeing                                 540           32
      Curtiss-Wright                         100            5

           DESCRIPTION                 SHARES      VALUE (000)
COMMON STOCK - CONTINUED
      AEROSPACE/DEFENSE -- CONTINUED
      Lockheed Martin                        453  $        28
      Rockwell Collins                       360           17
      Teledyne Technologies*                 990           30
                                                  ------------
                                                          130
      AEROSPACE/DEFENSE-EQUIPMENT -- 0.2%
      Alliant Techsystems*                   370           26
      BE Aerospace*                          415            5
                                                  ------------
                                                           31
      AIRLINES -- 0.1%
      Southwest Airlines                   1,150           17
                                                  ------------
      BATTERIES/BATTERY SYSTEMS -- 0.2%
      Wilson Greatbatch
         Technologies*                     1,800           34
                                                  ------------
      BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS-- 0.2%
      Dycom Industries*                      705           17
      Insituform Technologies, ClA*          760           11
                                                  ------------
                                                           28
      BUILDING PRODUCTS-CEMENT/AGGREGATE-- 0.2%
      Lafarge North America                  450           25
      Texas Industries                       100            5
                                                  ------------
                                                           30
      BUILDING-HEAVY CONSTRUCTION -- 0.1%
      Chicago Bridge & Iron                  550           12
      Washington Group
         International*                      280           12
                                                  ------------
                                                           24
      CONTAINERS-PAPER/PLASTIC -- 0.1%
      Sealed Air*                            450           22
                                                  ------------
      DIVERSIFIED MANUFACTURING OPERATIONS-- 1.0%
      Actuant, Cl A*                         200            9
      Brink's                              1,180           38
      Danaher                                219           11
      ESCO Technologies*                     150           11
      General Electric                       730           26
      Honeywell International                873           31
      Trinity Industries                     230            5
      Tyco International                   1,718           54
                                                  ------------
                                                          185
      ELECTRIC PRODUCTS-MISCELLANEOUS-- 0.7%
      Emerson Electric                     1,011           64
      LG Electronics GDR 144A              1,000           19
      Samsung Electronics
            GDR 144A                         210           47
                                                  ------------
                                                          130
      ELECTRONIC MEASURING INSTRUMENTS-- 0.1%
      Flir Systems*                          710           19
      Garmin                                 160            6
                                                  ------------
                                                           25
      ELECTRONICS-MILITARY -- 0.1%
      EDO                                    495           15
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

OM Asset Allocation Growth Portfolio
April 30, 2005 (unaudited)

           DESCRIPTION                 SHARES      VALUE (000)
COMMON STOCK - CONTINUED
      ELECTRONICS-MILITARY -- 0.1%
      Engineered Support Systems             275  $         9
                                                  ------------
                                                           24
      ENGINEERING/R&D SERVICES -- 0.1%
      Shaw Group*                          1,245           22
                                                  ------------
      ENGINES-INTERNAL COMBUSTION -- 0.1%
      Cummins                                383           26
                                                  ------------
      FILTRATION/SEPARATION PRODUCTS-- 0.0%
      Clarcor                                150            8
                                                  ------------
      GOLD MINING -- 0.2%
      AngloGold ADR                          400           13
      Goldcorp                             1,500           19
      Royal Gold                             250            5
                                                  ------------
                                                           37
      HAZARDOUS WASTE DISPOSAL -- 0.0%
      Stericycle*                            100            5
                                                  ------------
      INDUSTRIAL AUTOMATION/ROBOT -- 0.0%
      Rockwell Automation                    120            5
                                                  ------------
      INSTRUMENTS-SCIENTIFIC -- 0.0%
      Applera Corp -- Applied
         Biosystems Group                    340            7
                                                  ------------
      MACHINERY-CONSTRUCTION & MINING-- 0.2%
      Joy Global                             425           14
      Terex*                                 500           19
                                                  ------------
                                                           33
      MACHINERY-FARM -- 0.1%
      CNH Global*                          1,100           20
                                                  ------------
      MACHINERY-GENERAL INDUSTRY -- 0.1%
      Westinghouse Air Brake
         Technologies                        625           12
                                                  ------------
      METAL PROCESSORS & FABRICATORS-- 0.1%
      Precision Castparts                    190           14
                                                  ------------
      NON-HAZARDOUS WASTE DISPOSAL-- 0.2%
      WCA Waste*                           3,000           28
                                                  ------------
      POWER CONVERSION/SUPPLY EQUIPMENT-- 0.4%
      American Power Conversion            2,621           64
                                                  ------------
      TOOLS-HAND HELD -- 0.3%
      Black & Decker                          61            5
      Stanley Works                        1,227           53
                                                  ------------
                                                           58
      TRANSPORT-EQUIPMENT & LEASNG-- 0.1%
      GATX                                   300           10
                                                  ------------
      WIRE & CABLE PRODUCTS -- 0.1%
      General Cable*                       1,445           18
                                                  ------------
    Total Industrial (Cost $ 1,063)                     1,047
                                                  ------------

           DESCRIPTION                 SHARES      VALUE (000)
COMMON STOCK - CONTINUED
    SERVICES -- 2.6%
      ADVERTISING AGENCIES -- 0.0%
      Interpublic Group*                     555  $         7
                                                  ------------
      ADVERTISING SERVICES -- 0.1%
      Getty Images*                          130            9
                                                  ------------
      COMMERCIAL SERVICES -- 0.1%
      Alliance Data Systems*                 280           11
      ChoicePoint*                           185            7
      Quanta Services*                       840            7
                                                  ------------
                                                           25
      COMMERCIAL SERVICES-FINANCE -- 0.1%
      Paychex                                270            8
      Wright Express*                        700           12
                                                  ------------
                                                           20
      COMPUTER SERVICES -- 0.7%
      Affiliated Computer
      Services,
            Cl A*                            275           13
      Anteon International*                  230           10
      Cognizant Technology
         Solutions, Cl A*                  1,150           48
      Computer Sciences*                     455           20
      DST Systems*                           125            6
      Manhattan Associates*                1,435           27
                                                  ------------
                                                          124
      CONSULTING SERVICES -- 0.0%
      UnitedGlobalCom, Cl A*                 900            8
                                                  ------------
      E-COMMERCE/SERVICES -- 0.3%
      eBay*                                  960           30
      Monster Worldwide*                     240            6
      Napster*                             1,805           10
                                                  ------------
                                                           46
      HUMAN RESOURCES -- 0.1%
      Medical Staffing Network
         Holdings*                         1,950           11
                                                  ------------
      RENTAL AUTO/EQUIPMENT -- 0.1%
      Aaron Rents                            500           11
      Rent-A-Center*                         650           16
                                                  ------------
                                                           27
      RESEARCH & DEVELOPMENT -- 0.2%
      Pharmaceutical Product
         Development*                        250           12
      PRA International*                   1,295           33
                                                  ------------
                                                           45
      SCHOOLS -- 0.3%
      Apollo Group, Cl A*                    510           37
      Education Management*                  100            3
      Strayer Education                       50            5
                                                  ------------
                                                           45
      TELEPHONE-INTEGRATED -- 0.6%
      AT&T                                    83            2
      BellSouth                               51            1
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

OM Asset Allocation Growth Portfolio
April 30, 2005 (unaudited)

           DESCRIPTION                 SHARES      VALUE (000)
COMMON STOCK - CONTINUED
      TELEPHONE-INTEGRATED -- CONTINUED
      Tele Norte Leste
            Participacoes ADR              1,200  $        18
      Telefonos de Mexico ADR, Cl
      L                                      600           20
      Valor Communications Group           1,740           23
      Verizon Communications               1,022           37
                                                  ------------
                                                          101
                                                  ------------
    Total Services (Cost $ 495)                           468
                                                  ------------
    TECHNOLOGY -- 8.0%
      APPLICATIONS SOFTWARE -- 0.6%
      Citrix Systems*                        245            5
      Infosys Technologies ADR               360           21
      Intuit*                                170            7
      Microsoft                            1,705           43
      Pinnacle Systems*                    1,125            6
      Quest Software*                        705            8
      Satyam Computer
            Services ADR                     610           13
      Wipro ADR                              300            6
                                                  ------------
                                                          109
      B2B/E-COMMERCE -- 0.0%
      webMethods*                          1,605            7
                                                  ------------
      CELLULAR TELECOMMUNICATIONS -- 0.6%
      America Movil ADR, Cl L*               200           10
      China Mobile (Hong Kong) ADR         1,200           21
      Mobile Telesystems ADR                 500           17
      Nextel Communications, Cl A*         1,160           33
      Nextel Partners, Cl A*                 770           18
      NII Holdings*                          244           12
                                                  ------------
                                                          111
      COMPUTER AIDED DESIGN -- 0.3%
      Ansys*                                 300            9
      Autodesk                             1,082           34
      Parametric Technology*               2,210           12
                                                  ------------
                                                           55
      COMPUTERS -- 0.4%
      Apple Computer*                        859           31
      Dell*                                1,016           35
      International Business
      Machines                               106            8
                                                  ------------
                                                           74
      COMPUTERS-INTEGRATED SYSTEMS-- 0.1%
      MTS Systems                            400           12
                                                  ------------
      COMPUTERS-MEMORY DEVICES -- 0.2%
      EMC Corp/Massachusetts*              1,160           15
      Network Appliance*                     503           13
      Quantum-DLT & Storage*               1,990            5
      Western Digital*                       875           11
                                                  ------------
                                                           44
      DATA PROCESSING/MANAGEMENT -- 0.2%
      Certegy                                 10           --
      Dun & Bradstreet*                       20            1
      MoneyGram International                300            6

           DESCRIPTION                 SHARES      VALUE (000)
COMMON STOCK - CONTINUED
      DATA PROCESSING/MANAGEMENT-- CONTINUED
      NAVTEQ*                                130  $         5
      SEI Investments                        220            7
      Veritas Software*                      855           18
                                                  ------------
                                                           37
      DECISION SUPPORT SOFTWARE -- 0.2%
      Cognos*                                250           10
      NetIQ*                               1,695           18
                                                  ------------
                                                           28
      ELECTRONIC COMPONENTS-MISCELLANEOUS-- 0.4%
      Celestica*                             710            8
      CTS                                  1,255           13
      Flextronics International*             560            7
      Hon Hai Precision GDR 144A           3,600           34
      Jabil Circuit*                         364           10
      NAM TAI Electronics                    200            5
      Sypris Solutions                       200            2
                                                  ------------
                                                           79
      ELECTRONIC COMPONENTS-SEMICONDUCTORS-- 1.1%
      Broadcom, Cl A*                        890           27
      Fairchild Semiconductor
         International*                      240            3
      Integrated Silicon
      Solutions*                           2,885           19
      Intel                                2,703           64
      International Rectifier*               170            7
      Intersil, Cl A                         415            7
      MEMC Electronic Materials*           1,400           17
      Nvidia*                                400            9
      QLogic*                                550           18
      Xilinx                                 310            8
      Zoran*                               1,260           13
                                                  ------------
                                                          192
      ELECTRONIC DESIGN AUTOMATION-- 0.0%
      Cadence Design Systems*                260            4
                                                  ------------
      ELECTRONIC FORMS -- 0.0%
      Adobe Systems                          150            9
                                                  ------------
      ENTERPRISE SOFTWARE/SERVICES-- 0.7%
      Ascential Software*                    660           12
      Informatica*                         3,020           23
      MicroStrategy, Cl A*                   110            5
      Oracle*                              5,268           61
      SAP ADR                                480           19
                                                  ------------
                                                          120
      IDENTIFICATION SYSTEMS/DEVELOPMENT-- 0.0%
      Fargo Electronics*                     450            7
                                                  ------------
      INTERNET APPLICATION SOFTWARE-- 0.1%
      Verity*                              1,225           10
                                                  ------------
      INTERNET INFRASTRUCTURE EQUIPMENT-- 0.1%
      Avocent*                               425           11
                                                  ------------
      INTERNET INFRASTRUCTURE SOFTWARE-- 0.1%
      Radware Limited*                       500           11
                                                  ------------
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

OM Asset Allocation Growth Portfolio
April 30, 2005 (unaudited)

           DESCRIPTION                 SHARES      VALUE (000)
COMMON STOCK - CONTINUED
      INTERNET SECURITY -- 0.2%
      Symantec*                            1,730  $        33
      VeriSign*                              190            5
                                                  ------------
                                                           38
      NETWORKING PRODUCTS -- 0.4%
      Cisco Systems*                       2,902           50
      Foundry Networks*                    2,105           18
      Juniper Networks*                      290            6
                                                  ------------
                                                           74
      OFFICE AUTOMATION & EQUIPMENT-- 0.1%
      Pitney Bowes                           524           23
                                                  ------------
      SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS-- 0.3%
      Integrated Circuit Systems*            155            3
      Integrated Device
      Technology*                            895            9
      Maxim Integrated Products              110            4
      Standard Microsystems*                 910           13
      Taiwan Semiconductor
         Manufacturing ADR                 2,400           21
      United Microelectronics ADR*         1,735            6
                                                  ------------
                                                           56
      SEMICONDUCTOR EQUIPMENT -- 0.0%
      Applied Materials*                     500            7
                                                  ------------
      SOFTWARE TOOLS -- 0.1%
      Borland Software*                    2,750           16
                                                  ------------
      TELECOMMUNICATIONS EQUIPMENT-- 0.1%
      Comtech Telecommunications*            175            6
      Comverse Technology*                   497           12
      Plantronics                             40            1
                                                  ------------
                                                           19
      TELECOMMUNICATIONS SERVICES -- 0.5%
      Amdocs*                              1,565           42
      Iowa Telecommunications
         Services                          1,035           20
      Shin ADR                             8,000           30
                                                  ------------
                                                           92
      WEB HOSTING/DESIGN -- 0.1%
      Macromedia*                            304           12
                                                  ------------
      WEB PORTALS/ISP -- 0.5%
      Google, Cl A*                          180           39
      Yahoo!*                              1,620           56
                                                  ------------
                                                           95
      WIRELESS EQUIPMENT -- 0.6%
      Nokia Oyj ADR                        4,405           70
      Qualcomm                               990           35
                                                  ------------
                                                          105
                                                  ------------
    Total Technology (Cost $ 1,526)                     1,457
                                                  ------------

           DESCRIPTION                 SHARES      VALUE (000)
COMMON STOCK - CONTINUED
    TRANSPORTATION -- 1.3%
      AIRLINES -- 0.0%
      Skywest                                310  $         6
                                                  ------------
      TRANSPORT-AIR FREIGHT -- 0.0%
      EGL*                                   325            6
                                                  ------------
      TRANSPORT-MARINE -- 0.4%
      CP Ships                               840           12
      General Maritime*                      300           13
      Kirby*                                 150            6
      Overseas Shipholding Group             450           26
      Tsakos Energy Navigation               400           15
                                                  ------------
                                                           72
      TRANSPORT-SERVICES -- 0.2%
      Offshore Logistics*                    300            9
      Ryder System                           158            6
      United Parcel
         Service/Georgia, Cl B               172           12
                                                  ------------
                                                           27
      TRANSPORT-TRUCK -- 0.2%
      Celadon Group*                         100            2
      CNF                                    185            8
      JB Hunt Transport Services             730           28
      US Xpress Enterprises, Cl A*           100            1
                                                  ------------
                                                           39
      TRANSPORTATION-RAIL -- 0.5%
      Burlington Northern Santa Fe         1,322           64
      Canadian Pacific Railway               600           21
      Norfolk Southern                       120            3
                                                  ------------
                                                           88
                                                  ------------
    Total Transportation (Cost $ 249)                     238
                                                  ------------
    UTILITIES -- 1.9%
      ELECTRIC-INTEGRATED -- 1.4%
      Alliant Energy                         110            3
      CMS Energy*                          1,620           21
      Duke Energy                          2,096           61
      Entergy                              1,227           90
      Exelon                                  68            3
      MGE Energy                             660           22
      OGE Energy                           1,100           30
      Public Service Enterprise
      Group                                  110            7
      TXU                                    237           20
                                                  ------------
                                                          257
      ENERGY-ALTERNATE SOURCES -- 0.0%
      Headwaters*                            200            7
                                                  ------------
      GAS-DISTRIBUTION -- 0.2%
      Energen                                250           16
      UGI                                    300           15
                                                  ------------
                                                           31
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

OM Asset Allocation Growth Portfolio
April 30, 2005 (unaudited)

           DESCRIPTION                 SHARES      VALUE (000)
COMMON STOCK - CONTINUED
      POWER CONVERSION/SUPPLY EQUIPMENT-- 0.3%
      American Electric Power              1,342  $        47
                                                  ------------
    Total Utilities (Cost $ 316)                          342
                                                  ------------
Total Common Stock
  (Cost $12,638)                                       12,609
                                                  ------------

FOREIGN COMMON STOCK -- 17.6%
    AUSTRALIA -- 1.6%
      Australia & New Zealand
      Banking Group                        5,012           84
      BHP Billiton                         4,000           50
      BlueScope Steel                        340            2
      Commander Communications*            3,400            6
      Commonwealth Bank of
         Australia                         1,400           40
      Insurance Australia Group           11,500           55
      QBE Insurance Group                  1,750           20
      Telstra                                900            3
      Zinifex Limited*                    14,900           35
                                                  ------------
    Total Australia                                       295
                                                  ------------
    AUSTRIA -- 0.2%
      Andritz                                300           25
      Voestalpine                            200           14
                                                  ------------
    Total Austria                                          39
                                                  ------------
    BELGIUM -- 0.6%
      Belgacom                               170            7
      Compagnie Maritime Belge               185            7
      Dexia                                1,740           40
      Euronav*                                40            1
      Fortis Group*                        1,785           49
                                                  ------------
    Total Belgium                                         104
                                                  ------------
    CANADA -- 0.8%
      Algoma Steel Incorporated*             490           11
      Canadian Natural Resource              600           30
      IPSCO                                  100            5
      Penn West Petroleum*                   200           13
      Petro-Canada*                          100            6
      PetroKazakhstan, Cl A                  700           20
      Talisman Energy*                       300            9
      Telesystem International
         Wireless*                           280            4
      Telus*                               1,400           42
                                                  ------------
    Total Canada                                          140
                                                  ------------
    FINLAND -- 0.2%
      Elisa, Cl A                            300            4
      Nokia                                1,000           16
      Rautaruukki*                           600            8
                                                  ------------
    Total Finland                                          28
                                                  ------------
    FRANCE -- 0.7%
      Assurances Generales De
         France*                              50            4
      BNP Paribas                            890           59

           DESCRIPTION                 SHARES      VALUE (000)

FOREIGN COMMON STOCK -- CONTINUED
    FRANCE -- CONTINUED
      France Telecom*                        580  $        17
      Societe Generale*                      200           20
      Total*                                 100           22
                                                  ------------
    Total France                                          122
                                                  ------------
    GERMANY -- 1.5%
      Adidas-Salomon                         180           28
      Allianz*                                88           11
      AMB Generali Holding*                  312           26
      BASF*                                  524           34
      Continental*                           558           41
      E.ON*                                  112            9
      Freenet.de*                            408            9
      Muenchener
       Rueckversicherungs*                   540           59
      Schering*                              604           40
      Volkswagen                             294           12
                                                  ------------
    Total Germany                                         269
                                                  ------------
    HONG KONG -- 0.5%
      Esprit Holdings                      8,000           60
      Orient Overseas
      International                        5,000           24
                                                  ------------
    Total Hong Kong                                        84
                                                  ------------
    ISRAEL -- 0.1%
      Checkpoint Software*                 1,200           25
                                                  ------------
    ITALY -- 0.8%
      Banca Intesa*                        9,600           46
      ENI                                  3,900           98
      Impregilo*                          14,000            9
                                                  ------------
    Total Italy                                           153
                                                  ------------
    JAPAN-- 3.9% +
      AOC Holdings*                        1,500           22
      Bank of Yokohama                     1,000            6
      Bosch Auto Systems                   3,000           16
      Canon                                  900           48
      Glory*                               3,200           62
      Hoya                                   300           32
      Japan Tobacco                            1           13
      JFE Holdings                           300            8
      Kawasaki Kisen Kaisha                8,000           53
      Komatsu                              1,000            7
      Mitsubishi                           2,700           38
      Mitsui OSK Lines                    16,000          103
      Nippon Steel                        21,600           56
      Nippon Yusen KK                     10,000           60
      Point                                  100            4
      Santen Pharmaceutical                  425            9
      Seiko Epson                             76            3
      Sumisho Auto Leasing                   700           30
      Toyota Tsusho                        3,000           51
      Yamaha Motor                         5,400           96
                                                  ------------
    Total Japan                                           717
                                                  ------------
    LUXEMBOURG -- 0.0%
      Arcelor                                450            9
                                                  ------------
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS

OM Asset Allocation Growth Portfolio
April 30, 2005 (unaudited)

           DESCRIPTION                 SHARES      VALUE (000)

FOREIGN COMMON STOCK -- CONTINUED
    NETHERLANDS -- 0.4%
      ING Groep                            1,950  $        53
      Royal Dutch Petroleum                  200           12
                                                  ------------
    Total Netherlands                                      65
                                                  ------------
    NEW ZEALAND -- 0.7%
      Fletcher Building                   21,835           99
      Telecom Corp of New Zealand          8,049           36
                                                  ------------
    Total New Zealand                                     135
                                                  ------------
    NORWAY -- 0.1%
      Statoil ASA*                           760           13
                                                  ------------
    PORTUGAL -- 0.1%
      Banco Comercial Portugues*           2,600            7
      Energias de Portugal*                3,700           10
                                                  ------------
    Total Portugal                                         17
                                                  ------------
    SINGAPORE -- 0.2%
      Singapore Airlines*                  5,000           34
                                                  ------------
    SPAIN -- 0.6%
      Banco Bilbao Vizcaya
         Argentaria*                       3,620           56
      Gestevision Telecinco                1,000           23
      Telefonica                           1,450           24
                                                  ------------
    Total Spain                                           103
                                                  ------------
    SWEDEN -- 0.4%
      TeliaSonera                         15,700           82
                                                  ------------
    SWITZERLAND -- 0.9%
      Credit Suisse Group*                 1,720           72
      Xstrata*                             1,400           24
      Zurich Financial Services              420           71
                                                  ------------
    Total Switzerland                                     167
                                                  ------------
    UNITED KINGDOM -- 3.3%
      Alliance Unichem                     2,000           31
      Antofagasta                            600           13
      AstraZeneca                          1,200           52
      Aviva                                  600            7
      Barclays                               800            8
      BHP Billiton                         2,100           26
      Corus Group*                        20,100           17
      HBOS                                 3,600           53
      HSBC Holdings                        2,200           35
      International Power                 14,600           51
      Kelda Group                          1,200           14
      Lloyds TSB Group                     7,400           63
      Next                                   561           16
      Royal Bank of Scotland Group         2,345           71
      SABMiller                            3,000           44
      Scottish Power                         500            4
      Shell Transport & Trading            5,500           49
      Shire Pharmaceuticals Group*           900            9
      Tesco                                2,700           16

                                    SHARES/FACE
           DESCRIPTION              AMOUNT (000)   VALUE (000)

FOREIGN COMMON STOCK -- CONTINUED
    UNITED KINGDOM -- CONTINUED
      Vodafone Group                      10,800  $        28
                                                  ------------
    Total United Kingdom                                  607
                                                  ------------
Total Foreign Common Stock
  (Cost $3,189)                                         3,208
                                                  ------------

REPURCHASE AGREEMENT -- 5.5%
  Deutsche Bank 2.94%, dated                      96
    04/29/05, to be repurchased
    on 05/02/05, repurchase price
    $996,027 (collateralized by a
    U.S. Government obligation,
    par value $910,000, 5.25%,
    11/15/28; total market value
    $1,015,951)(A)                  $        996          996
                                                  ------------
Total Repurchase Agreement
  (Cost $996)                                             996
                                                  ------------

Total Investments (92.3%) ++
  (Cost $16,823)                                       16,813
                                                  ------------

Other Assets and Liabilities, Net (7.7%)                1,402
                                                  ------------

Net Assets (100.0%)                               $    18,215
                                                  ============


Cost figures are shown with "000's" omitted.
* Non-income producing security.
144A -- Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On April 30, 2005, the value of these securities amounted to approximately $125,000, representing 0.7% of net assets of the Portfolio.
(A) Tri-party repurchase agreement
ADR -- American Depositary Receipt
Cl -- Class
GDR -- Global Depositary Receipt
LLC -- Limited Liability Company
REITs -- Real Estate Investment Trusts
+ Securities are fair valued by the Board of Trustees as of April 30, 2005 (see the Portfolio's most recent semi-annual financial statements for more information on the policy regarding valuation of investments).
++ At April 30, 2005, the tax basis cost of the Portfolio's investments was $16,823,179 and the unrealized appreciation and depreciation were $557,196 and $567,756, respectively.
For information on the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual financial statements.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                                Old Mutual Advisor Funds

                                            /s/ David J. Bullock
By (Signature and Title)*                   _______________________________
                                            David J. Bullock, President and
                                            Principal Executive Officer
Date:  June 23, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                            /s/ David J. Bullock
By (Signature and Title)*                   _______________________________
                                            David J. Bullock, President and
                                            Principal Executive Officer
Date:  June 23, 2005

                                            /s/ Mark E. Black
By (Signature and Title)*                   _______________________________
                                            Mark E. Black, Treasurer and
                                            Principal Financial Officer
Date:  June 23, 2005


* Print the name and title of each signing officer under his or her signature.